UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

SBL FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE,

TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SBL FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Series A (Large Cap Core Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6%
Information Technology - 21.1%
Apple, Inc.*	12,045	$7,220,615
Microsoft Corp.	159,130	5,131,943
Google, Inc. — Class A*	7,830	5,020,909
Broadcom Corp. — Class A*	113,900	4,476,270
Autodesk, Inc.*	97,940	4,144,821
EMC Corp.*	135,800	4,057,704
Nuance Communications, Inc.*	146,300	3,742,354
Western Union Co.	187,100	3,292,960
TE Connectivity Ltd.	77,700	2,855,475
Computer Sciences Corp.	85,000	2,544,900
Cisco Systems, Inc.	102,700	2,172,105
Hewlett-Packard Co.	74,214	1,768,520
Visa, Inc. — Class A	14,700	1,734,600

Total Information Technology		48,163,176

Consumer Discretionary - 14.5%
Chipotle Mexican Grill, Inc. — Class A*	9,545	3,989,810
Home Depot, Inc.	79,000	3,974,490
Yum! Brands, Inc.	55,500	3,950,490
TJX Companies, Inc.	99,200	3,939,232
Walt Disney Co.	87,200	3,817,616
Comcast Corp. — Class A	124,100	3,724,241
Las Vegas Sands Corp.	63,400	3,649,938
Lowe’s Companies, Inc.	83,700	2,626,506
Time Warner, Inc.	69,400	2,619,850
DeVry, Inc.	27,900	944,973

Total Consumer Discretionary		33,237,146

Industrials - 14.3%
Caterpillar, Inc.	39,400	4,196,888
Cooper Industries plc	59,400	3,798,630
Precision Castparts Corp.	21,450	3,708,704
United Parcel Service, Inc. — Class B	45,400	3,664,688
Honeywell International, Inc.	59,650	3,641,633
Equifax, Inc.	68,700	3,040,662
URS Corp.	53,500	2,274,820
Republic Services, Inc. — Class A	73,900	2,258,384
United Technologies Corp.	24,700	2,048,618
GeoEye, Inc.*	73,657	1,772,924
Quanta Services, Inc.*	60,700	1,268,630
Parker Hannifin Corp.	13,600	1,149,880

Total Industrials		32,824,461

Energy - 12.6%
Exxon Mobil Corp.	61,950	5,372,923
Anadarko Petroleum Corp.	55,250	4,328,284
National Oilwell Varco, Inc.	46,500	3,695,355
Chevron Corp.	33,800	3,624,712
Williams Companies, Inc.	88,700	2,732,847
McDermott International, Inc.*	191,428	2,452,193
Apache Corp.	20,665	2,075,593
Halliburton Co.	46,300	1,536,697

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Energy - 12.6% (continued)
ConocoPhillips	19,000	$1,444,190
Chesapeake Energy Corp.	42,300	980,091
WPX Energy, Inc.*	29,566	532,484

Total Energy		28,775,369

Financials - 12.5%
Wells Fargo & Co.	226,654	7,737,967
Aon plc	72,800	3,571,568
U.S. Bancorp	98,048	3,106,161
MetLife, Inc.	74,800	2,793,780
JPMorgan Chase & Co.	51,436	2,365,027
Berkshire Hathaway, Inc. — Class A*	19	2,316,100
Allstate Corp.	59,000	1,942,280
BB&T Corp.	60,717	1,905,907
State Street Corp.	32,600	1,483,300
Progressive Corp.	61,800	1,432,524

Total Financials		28,654,614

Health Care - 7.6%
Covidien plc	114,750	6,274,530
Aetna, Inc.	80,400	4,032,864
Mylan, Inc.*	160,950	3,774,278
Forest Laboratories, Inc.*	41,400	1,436,166
UnitedHealth Group, Inc.	24,200	1,426,348
Medco Health Solutions, Inc.*	4,987	350,586

Total Health Care		17,294,772

Consumer Staples - 7.4%
CVS Caremark Corp.	163,150	7,309,120
Estee Lauder Companies, Inc. — Class A	64,020	3,965,399
Wal-Mart Stores, Inc.	32,400	1,982,880
Kraft Foods, Inc. — Class A	51,200	1,946,112
Bunge Ltd.	17,400	1,190,856
Costco Wholesale Corp.	6,000	544,800

Total Consumer Staples		16,939,167

Materials - 3.8%
EI du Pont de Nemours & Co.	70,100	3,708,290
Dow Chemical Co.	72,700	2,518,328
CF Industries Holdings, Inc.	13,130	2,398,195

Total Materials		8,624,813

Utilities - 1.3%
Edison International	72,000	3,060,720

Telecommunication Services - 0.5%
Windstream Corp.	89,400	1,046,874

Total Common Stocks (Cost $187,910,844)		218,621,112

EXCHANGE TRADED FUNDS† - 0.3%
iShares Russell 1000 Value Index Fund	11,200	784,784

Total Exchange Traded Funds (Cost $739,337)		784,784

Total Investments - 95.9% (Cost $188,650,181)		$219,405,896

Other Assets & Liabilities, net -4.1%		9,452,475

Total Net Assets - 100.0%		$228,858,371

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series B (Large Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 93.8%
Financials - 21.0%
Aon plc	190,600	$9,350,836
Wells Fargo & Co.	272,825	9,314,245
U.S. Bancorp	255,746	8,102,033
JPMorgan Chase & Co.	135,369	6,224,267
Berkshire Hathaway, Inc. — Class A*	50	6,095,000
BB&T Corp.	161,463	5,068,324
Allstate Corp.	153,450	5,051,574
State Street Corp.	85,700	3,899,350
Progressive Corp.	161,900	3,752,842

Total Financials		56,858,471

Energy - 15.5%
Chevron Corp.	88,400	9,480,015
Williams Companies, Inc.	232,300	7,157,163
McDermott International, Inc.*	501,134	6,419,527
Apache Corp.	53,922	5,415,926
Halliburton Co.	120,900	4,012,671
ConocoPhillips	41,200	3,131,612
Chesapeake Energy Corp.	111,800	2,590,406
Exxon Mobil Corp.	26,050	2,259,317
WPX Energy, Inc.*	77,433	1,394,568

Total Energy		41,861,205

Information Technology - 14.0%
Western Union Co.	493,700	8,689,120
TE Connectivity Ltd.	204,550	7,517,213
Computer Sciences Corp.	220,300	6,595,782
Cisco Systems, Inc.	267,800	5,663,970
Hewlett-Packard Co.	196,051	4,671,895
Visa, Inc. — Class A	38,800	4,578,400

Total Information Technology		37,716,380

Industrials - 13.4%
Equifax, Inc.	182,200	8,064,172
URS Corp.	140,200	5,961,304
Republic Services, Inc. — Class A	191,700	5,858,352
United Technologies Corp.	63,900	5,299,866
GeoEye, Inc.*	194,002	4,669,628
Quanta Services, Inc.*	159,600	3,335,640
Parker Hannifin Corp.	35,400	2,993,070

Total Industrials		36,182,032

	Shares	Value
COMMON STOCKS† - 93.8% (continued)
Health Care - 9.2%
Aetna, Inc.	211,000	$10,583,760
Covidien plc	108,950	5,957,386
Forest Laboratories, Inc.*	107,800	3,739,582
UnitedHealth Group, Inc.	63,300	3,730,902
Medco Health Solutions, Inc.*	13,017	915,095

Total Health Care		24,926,725

Consumer Staples - 8.3%
CVS Caremark Corp.	168,400	7,544,320
Wal-Mart Stores, Inc.	85,200	5,214,240
Kraft Foods, Inc. — Class A	136,300	5,180,763
Bunge Ltd.	45,600	3,120,864
Costco Wholesale Corp.	15,800	1,434,640

Total Consumer Staples		22,494,827

Consumer Discretionary - 6.0%
Lowe’s Companies, Inc.	219,400	6,884,772
Time Warner, Inc.	181,933	6,867,971
DeVry, Inc.	73,500	2,489,445

Total Consumer Discretionary		16,242,188

Utilities - 3.0%
Edison International	189,700	8,064,147

Materials - 2.4%
Dow Chemical Co.	190,500	6,598,920

Telecommunication Services - 1.0%
Windstream Corp.	232,532	2,722,950

Total Common Stocks (Cost $204,547,715)		253,667,845

EXCHANGE TRADED FUNDS† - 1.3%
iShares Russell 1000 Value Index Fund	49,100	3,440,437

Total Exchange Traded Funds (Cost $3,226,563)		3,440,437

	Face Amount
REPURCHASE AGREEMENT††,1 - 4.0%
UMB Financial Corp. issued 03/30/12 at 0.03% due 04/02/12	$10,774,000	10,774,000

Total Repurchase Agreement (Cost $10,774,000)		10,774,000

Total Investments - 99.1% (Cost $218,548,278)		$267,882,282

Other Assets & Liabilities, net - 0.9%		2,336,525

Total Net Assets - 100.0%		$270,218,807

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Repurchase Agreement — See Note 3.

plc	Public Limited Company

Series C (Money Market Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 0.3%
Small Business Administration Pools
#503303, 0.75% due 04/01/12[1,2]	$99,729	$100,024
#503343, 0.88% due 04/01/12[1,2]	75,251	75,251
#503295, 0.75% due 04/01/12[1,2]	54,833	54,995
#502353, 1.00% due 04/01/12[1,2]	23,547	23,546

Total Mortgage Backed Securities (Cost $253,394)		253,816

REPURCHASE AGREEMENT††,3 - 36.7%
UMB Financial Corp. issued 03/30/12 at 0.03% due 04/02/12	$31,315,000	31,315,000

Total Repurchase Agreement (Cost $31,315,000)		31,315,000

COMMERCIAL PAPER†† - 63.0%
General Reinsurance Corp.
0.12% due 05/07/12	4,500,000	4,498,826
Coca-Cola Co.
0.15% due 06/11/12	2,200,000	2,199,456
0.16% due 04/12/12	2,000,000	1,999,942

Total Coca-Cola Co.		4,199,398

Abbot Laboratories
0.10% due 04/10/12	4,000,000	3,999,900
American Honda Finance
0.11% due 04/17/12	4,000,000	3,999,680

	Face Amount	Value
COMMERCIAL PAPER†† (continued) 63.0%
Danske Corp.
0.30% due 04/12/12	$4,000,000	$3,999,633
ING U.S. Funding LLC
0.30% due 04/16/12	4,000,000	3,999,500
Nestle Capital Corp.
0.08% due 06/01/12	3,000,000	2,999,606
0.20% due 09/14/12	1,000,000	999,160

Total Nestle Capital Corp.		3,998,766

UBS Finance Delaware LLC
0.28% due 05/11/12	4,000,000	3,998,756
General Electric Co.
0.12% due 06/26/12	4,000,000	3,998,445
Toyota Motor Credit Corp.
0.34% due 09/06/12	3,000,000	2,995,556
0.35% due 09/17/12	1,000,000	998,399

Total Toyota Motor Credit Corp.		3,993,955

Jupiter Securitization Company LLC
0.27% due 08/23/12	4,000,000	3,992,895
Prudential Funding LLC
0.78% due 08/27/12	2,000,000	1,994,667
0.77% due 09/13/12	2,000,000	1,993,487

Total Prudential Funding LLC		3,988,154

John Deere Capital Corp.
0.11% due 04/11/12	3,000,000	2,999,908
Westpac Banking Corp.
0.50% due 07/02/12	2,000,000	1,998,362

Total Commercial Paper (Cost $53,667,270)		53,666,178

Total Investments - 100.0% (Cost $85,235,664)		$85,234,994

Other Assets & Liabilities, net - 0.0%		(10,421)

Total Net Assets - 100.0%		$85,224,573

††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[2]	Maturity date indicated is next interest reset date.
[3]	Repurchase Agreement — See Note 3.

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6%
Financials - 21.1%
QBE Insurance Group Ltd.	16,859	$247,440
Japan Prime Realty Investment Corp.	84	241,377
Admiral Group plc	12,625	239,515
London Stock Exchange Group plc	14,085	232,741
Bank Hapoalim BM	63,276	232,339
3i Group plc	67,441	230,754
CNP Assurances	14,659	228,756
Aeon Credit Service Company Ltd.	14,510	228,192
Corio N.V.	4,323	228,041
Klepierre	6,571	227,870
Natixis	59,213	227,848
KBC Groep N.V.	9,045	226,924
Credit Saison Company Ltd.	11,210	226,800
Eurazeo	4,453	226,584
ICADE	2,537	226,343
Fonciere Des Regions	2,816	226,219
Legal & General Group plc	108,260	226,165
Mizrahi Tefahot Bank Ltd.*	25,010	225,335
Bank of Yokohama Ltd.	45,000	225,028
Suruga Bank Ltd.	22,000	224,544
City Developments Ltd.	24,850	224,364
GAM Holding AG*	15,380	224,047
Wing Hang Bank Ltd.	22,510	223,633
Land Securities Group plc	19,311	223,027
Zurich Financial Services AG*	829	222,793
Swiss Re AG*	3,484	222,502
Dai-ichi Life Insurance Company Ltd.	161	222,276
Deutsche Bank AG	4,465	222,164
Gecina S.A.	2,122	221,724
Aegon N.V.*	39,651	220,216
Nomura Real Estate Office Fund, Inc. — Class A	37	220,105
CapitaMalls Asia Ltd.	169,060	219,882
Hammerson plc	33,039	219,591
Swiss Life Holding AG*	1,843	219,274
Prudential plc	18,309	218,923
Aeon Mall Company Ltd.	9,400	218,338
Macquarie Group Ltd.	7,247	218,285
Bank of Kyoto Ltd.	24,000	217,707
Tryg A	3,861	217,700
Groupe Bruxelles Lambert S.A.	2,812	217,683
Ratos AB — Class B	15,666	217,494
Fukuoka Financial Group, Inc.	49,000	217,212
Hannover Rueckversicherung AG	3,655	217,131
First Pacific Co. Ltd.	195,250	216,481
Chugoku Bank Ltd.	16,000	216,258
Partners Group Holding AG	1,106	215,760
Shinsei Bank Ltd.	165,250	215,570
Daito Trust Construction Company Ltd.	2,400	215,388
Investment AB Kinnevik — Class B	9,259	215,384
Joyo Bank Ltd.	47,000	215,159
United Overseas Bank Ltd.	14,710	214,723
IMMOFINANZ AG*	59,099	214,719
Credit Suisse Group AG	7,530	214,630
Shizuoka Bank Ltd.	20,850	214,569

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Financials - 21.1% (continued)
Muenchener Rueckversicherungs AG	1,421	$214,263
Unibail-Rodamco SE	1,071	214,200
DNB ASA	16,660	214,187
NTT Urban Development Corp.	263	214,110
Global Logistic Properties Ltd.*	122,330	214,085
Mitsubishi Estate Company Ltd.	12,000	213,939
Westpac Banking Corp.	9,420	213,583
Bank Leumi Le-Israel BM	67,781	213,432
CapitaMall Trust	148,330	212,979
Gjensidige Forsikring ASA	18,024	212,887
AXA S.A.	12,838	212,839
Westfield Retail Trust	79,564	212,621
Australia & New Zealand Banking Group Ltd.	8,817	212,423
Schroders plc	8,409	212,394
Link REIT	56,990	212,091
Insurance Australia Group Ltd.	60,224	212,089
National Australia Bank Ltd.	8,322	212,047
T&D Holdings, Inc.	18,300	211,979
Man Group plc	98,353	211,920
British Land Company plc	27,608	211,890
Baloise Holding AG	2,629	211,730
Daiwa House Industry Company Ltd.	16,000	211,427
Japan Real Estate Investment Corp.	24	211,330
Sampo Oyj — Class A	7,308	211,223
CapitaLand Ltd.	85,000	210,962
Segro plc	56,106	210,638
Chiba Bank Ltd.	33,000	210,460
Ageas	95,736	210,434
Tokyu Land Corp.	43,000	210,351
AIA Group Ltd.	57,400	210,290
ICAP plc	33,465	210,217
Ascendas Real Estate Investment Trust	130,760	210,115
SCOR SE	7,766	209,856
ASX Ltd.	6,097	209,664
Keppel Land Ltd.	75,770	209,150
Hang Lung Properties Ltd.	57,060	209,045
Julius Baer Group Ltd.*	5,178	209,024
AMP Ltd.	46,713	209,022
Nippon Building Fund, Inc.	22	208,866
Goodman Group*	292,134	208,786
Hang Seng Bank Ltd.	15,710	208,776
Gunma Bank Ltd.	39,000	208,685
Old Mutual plc	82,308	208,683
Resolution Ltd.	49,882	208,497
Nomura Real Estate Holdings, Inc.	11,810	208,126
Randstad Holding N.V.	5,512	207,982
Mitsubishi UFJ Lease & Finance Company Ltd.	4,730	207,962
Seven Bank Ltd.	95,100	207,913
Raiffeisen Bank International AG	5,881	207,865
Deutsche Boerse AG	3,085	207,710
Banco Popolare SC	109,240	207,188
Kerry Properties Ltd.	46,030	207,163

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Financials - 21.1% (continued)
UOL Group Ltd.	54,850	$206,816
Capital Shopping Centres Group plc	39,017	206,772
Israel Discount Bank Ltd. — Class A*	156,037	206,504
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,681	206,470
Japan Retail Fund Investment Corp.	139	206,343
Hachijuni Bank Ltd.	35,000	206,305
Standard Life plc	56,155	206,242
DBS Group Holdings Ltd.	18,280	206,197
Investor AB — Class B	9,299	206,194
Suncorp Group Ltd.	23,696	206,170
Exor SpA	8,163	206,103
Sony Financial Holdings, Inc.	11,600	205,967
Tokio Marine Holdings, Inc.	7,500	205,731
Hiroshima Bank Ltd.	45,000	205,460
BOC Hong Kong Holdings Ltd.	74,340	205,341
Aozora Bank Ltd.	71,000	204,964
Royal Bank of Scotland Group plc*	463,326	204,778
Westfield Group	22,369	204,587
Mizuho Financial Group, Inc.	125,350	204,400
Commonwealth Bank of Australia	3,938	204,354
Danske Bank A*	12,065	204,343
Singapore Exchange Ltd.	37,000	204,264
ORIX Corp.	2,140	204,204
UBS AG*	14,568	204,149
Swire Pacific Ltd. — Class A	18,210	204,129
HSBC Holdings plc	22,993	204,019
Allianz AG	1,708	203,821
Industrivarden AB — Class C	13,707	203,660
Government Properties Trust, Inc.	62,936	203,387
Commerzbank AG*	80,372	203,355
SBI Holdings, Inc.*	2,154	203,198
RSA Insurance Group plc	121,496	203,093
CFS Retail Property Trust	109,345	202,732
Mitsubishi UFJ Financial Group, Inc.	40,720	202,641
Bank of East Asia Ltd.	53,720	201,997
Oversea-Chinese Banking Corporation Ltd.	28,420	201,660
Standard Chartered plc	8,071	201,404
MS&AD Insurance Group Holdings	9,800	201,114
NKSJ Holdings, Inc.	9,000	201,111
Barclays plc	53,377	200,820
Investec plc	32,826	200,689
Nishi-Nippon City Bank Ltd.	71,000	200,676
Sumitomo Mitsui Financial Group, Inc.	6,100	200,632
Pargesa Holding S.A.	2,786	200,301
UniCredit SpA	39,977	200,272
BNP Paribas S.A.	4,217	200,093
Svenska Handelsbanken AB — Class A	6,273	199,969
Yamaguchi Financial Group, Inc.	22,000	199,831
Lend Lease Group	25,822	199,793
Skandinaviska Enskilda Banken AB — Class A	28,061	199,347

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Financials - 21.1% (continued)
Mirvac Group — Class REIT	164,478	$199,326
Hang Lung Group Ltd.	30,780	199,173
Bendigo and Adelaide Bank Ltd.	24,808	199,142
Lloyds Banking Group plc*	369,961	198,873
Hokuhoku Financial Group, Inc.	104,040	198,554
Pohjola Bank plc — Class A	17,892	198,190
Resona Holdings, Inc.	43,020	197,978
Assicurazioni Generali SpA	12,739	197,775
Nordea Bank AB	21,730	197,563
Credit Agricole S.A.	31,783	197,544
Mapfre S.A.	61,263	197,251
Hysan Development Company Ltd.	48,920	195,917
ING Groep N.V.*	23,469	195,546
Nomura Holdings, Inc.	44,200	195,400
Dexus Property Group	216,276	194,894
Iyo Bank Ltd.	22,000	194,782
Erste Group Bank AG	8,414	194,035
Daiwa Securities Group, Inc.	49,000	193,538
Intesa Sanpaolo SpA	125,237	193,263
Henderson Land Development Company Ltd.	34,990	193,072
Sumitomo Realty & Development Company Ltd.	8,000	192,777
Delta Lloyd N.V.	10,877	191,209
Mitsui Fudosan Company Ltd.	10,000	191,207
Stockland	62,734	191,038
Banco Santander S.A.	24,777	190,681
Swedbank AB — Class A	12,251	190,359
Sino Land Company Ltd.	119,051	190,099
Wheelock & Company Ltd.	63,060	190,018
Cheung Kong Holdings Ltd.	14,710	189,993
Sumitomo Mitsui Trust Holdings, Inc.	58,990	188,107
Hong Kong Exchanges and Clearing Ltd.	11,180	187,879
Aviva plc	35,363	187,464
Intesa Sanpaolo SpA	104,476	187,283
Societe Generale S.A.	6,371	186,648
New World Development Co. Ltd.	155,000	186,225
Wharf Holdings Ltd.	34,210	185,905
Bankia S.A.*	51,040	184,894
Mediobanca SpA	31,335	184,060
Unione di Banche Italiane SCPA	43,410	184,004
Banco Popular Espanol S.A.	51,072	183,239
Banco Bilbao Vizcaya Argentaria S.A.	22,981	182,898
Sun Hung Kai Properties Ltd.	14,710	182,795
Banco de Sabadell S.A.	64,513	175,706
Banco Espirito Santo S.A.	94,403	172,500
CaixaBank	43,278	168,494
Banca Carige SpA	127,912	167,877
Banca Monte dei Paschi di Siena SpA	397,115	167,427
National Bank of Greece S.A.*	64,861	166,100
Bankinter S.A.	31,321	164,302

Total Financials		42,412,031

Industrials - 18.7%
Ryanair Holdings plc ADR*	7,182	260,563
Cobham plc	70,274	257,423

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Industrials - 18.7% (continued)
JGC Corp.	8,140	$252,195
MAN SE	1,818	242,069
Safran S.A.	6,428	236,243
European Aeronautic Defence and Space Company N.V.	5,752	235,565
International Consolidated Airlines Group S.A.*	82,234	235,268
Intertek Group plc	5,782	232,150
Campbell Brothers Ltd.	3,317	230,982
Edenred	7,672	230,851
Chiyoda Corp.	18,070	229,394
NGK Insulators Ltd.	16,000	228,241
Bunzl plc	14,205	227,908
Deutsche Post AG	11,828	227,725
Brenntag AG	1,851	226,687
Babcock International Group plc	17,743	225,921
FANUC Corp.	1,270	225,192
Keisei Electric Railway Company Ltd.	29,000	224,183
Hino Motors Ltd.	31,000	223,916
Sydney Airport	74,706	222,079
Scania AB — Class B	10,647	221,440
Elbit Systems Ltd.	5,703	221,244
Hitachi Construction Machinery Company Ltd.	10,000	221,162
Wartsila Oyj	5,852	220,734
Secom Company Ltd.	4,500	220,135
Meggitt plc	34,060	220,002
Neptune Orient Lines Ltd.	195,000	219,493
JTEKT Corp.	18,310	219,172
Bureau Veritas S.A.	2,488	219,017
Assa Abloy AB — Class B	6,953	218,388
TOTO Ltd.	29,000	218,227
Fraser and Neave Ltd.	40,920	218,092
Experian plc	13,980	217,924
Sumitomo Electric Industries Ltd.	15,910	217,733
Tobu Railway Company Ltd.	41,000	217,405
Keppel Corporation Ltd.	24,850	217,247
Orient Overseas International Ltd.	30,510	217,070
ComfortDelGro Corporation Ltd.	174,830	216,956
Mitsubishi Heavy Industries Ltd.	44,710	216,556
Toyota Tsusho Corp.	10,610	215,942
Koninklijke Vopak N.V.	3,741	215,528
Qantas Airways Ltd.*	116,505	215,404
SembCorp Marine Ltd.	51,280	215,383
Delek Group Ltd.	1,100	215,178
Singapore Technologies Engineering Ltd.	83,000	214,581
MTR Corp. Ltd.	59,920	214,507
SembCorp Industries Ltd.	51,060	214,459
SGS S.A.	110	213,980
Sulzer AG	1,495	212,483
Mitsubishi Logistics Corp.	18,000	212,417
Rolls-Royce Holdings plc*	16,309	211,836
Thales S.A.	5,655	211,643
Volvo AB — Class B	14,516	211,511
Aggreko plc	5,875	211,355
Balfour Beatty plc	46,267	211,223

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Industrials - 18.7% (continued)
Prysmian SpA	11,975	$210,511
Nippon Yusen KK	67,000	210,412
Vinci S.A.	4,030	210,167
GEA Group AG	6,092	210,122
Groupe Eurotunnel S.A.	24,190	210,103
Adecco S.A.*	4,007	209,961
Keikyu Corp.	24,000	209,880
Siemens AG	2,080	209,706
Toll Holdings Ltd.	34,460	209,519
Kintetsu Corp.	55,000	209,264
Aeroports de Paris	2,549	209,224
Marubeni Corp.	29,000	209,119
Alfa Laval AB	10,150	208,802
Abertis Infraestructuras S.A.	12,252	208,599
Koninklijke Boskalis Westminster N.V.	5,551	208,528
Deutsche Lufthansa AG	14,896	208,514
Yangzijiang Shipbuilding Holdings Ltd.	197,060	208,488
JS Group Corp.	9,960	208,488
Wendel S.A.	2,437	208,189
Fiat Industrial SpA*	19,495	208,016
Singapore Airlines Ltd.	24,280	208,015
Societe BIC S.A.	2,071	207,832
Odakyu Electric Railway Company Ltd.	22,000	207,803
Keio Corp.	29,000	207,718
East Japan Railway Co.	3,300	207,670
Legrand S.A.	5,640	207,546
Noble Group Ltd.	188,980	207,456
Capita plc	17,684	207,065
Nippon Express Company Ltd.	53,000	206,776
Sumitomo Corp.	14,310	206,725
Wolseley plc	5,409	206,271
Taisei Corp.	79,000	206,112
Kajima Corp.	67,700	206,068
Kuehne + Nagel International AG	1,523	206,002
Securitas AB — Class B	21,341	205,800
Sumitomo Heavy Industries Ltd.	37,000	205,580
Smiths Group plc	12,228	205,577
DSV A	9,043	205,023
Obayashi Corp.	47,000	204,940
ABB Ltd.*	9,986	204,875
West Japan Railway Co.	5,100	204,825
TNT Express N.V.	16,579	204,764
Shimizu Corp.	51,060	204,758
Makita Corp.	5,100	204,517
Auckland International Airport Ltd.	101,528	204,494
IHI Corp.	81,000	204,481
Cathay Pacific Airways Ltd.	110,410	204,452
Dai Nippon Printing Company Ltd.	20,000	204,372
Schindler Holding AG	1,708	204,158
Eiffage S.A.	5,276	204,144
Tokyu Corp.	43,000	204,119
Mabuchi Motor Company Ltd.	4,500	204,101
Yamato Holdings Company Ltd.	13,210	204,078
Fraport AG Frankfurt Airport Services Worldwide	3,258	204,019

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Industrials - 18.7% (continued)
Serco Group plc	23,520	$203,917
Finmeccanica SpA	37,493	203,030
N.V. Bekaert S.A.	6,298	202,905
GS Yuasa Corp.	37,000	202,899
Toppan Printing Company Ltd.	26,000	202,875
Schindler Holding AG - Participation Certificate	1,686	202,835
Fuji Electric Company Ltd.	77,000	202,754
Asciano Ltd.	39,944	202,730
Hutchison Whampoa Ltd.	20,280	202,654
Atlantia SpA	12,199	202,571
All Nippon Airways Company Ltd.	67,000	202,319
Kawasaki Kisen Kaisha Ltd.*	92,020	202,291
Cosco Corporation Singapore Ltd.	218,000	202,028
Geberit AG*	963	201,518
Transurban Group	34,705	201,303
Vestas Wind Systems A*	19,837	201,230
Hutchison Port Holdings Trust	263,000	201,195
G4S plc	46,069	200,739
Kinden Corp.	26,000	200,676
Kurita Water Industries Ltd.	8,190	200,620
Nidec Corp.	2,200	200,362
NSK Ltd.	26,000	200,048
BAE Systems plc	41,713	200,041
ITOCHU Corp.	18,300	199,600
Schneider Electric S.A.	3,050	199,292
Koninklijke Philips Electronics N.V.*	9,819	199,065
NTN Corp.	47,000	198,695
Kawasaki Heavy Industries Ltd.	65,000	198,635
Kamigumi Company Ltd.	24,000	198,575
Invensys plc	62,352	198,381
Brambles Ltd.	26,961	198,273
Orkla ASA	25,023	198,033
Skanska AB — Class B	11,407	197,763
Sojitz Corp.	110,600	197,715
Central Japan Railway Co.	24	197,705
Zardoya Otis S.A.	15,231	197,256
Mitsui & Company Ltd.	12,000	196,690
SKF AB — Class B	8,055	196,629
Komatsu Ltd.	6,900	196,607
Hopewell Holdings Ltd.	71,500	196,115
Mitsui OSK Lines Ltd.	45,000	195,676
Amada Company Ltd.	29,000	195,458
THK Company Ltd.	9,600	195,154
Mitsubishi Corp.	8,400	194,806
Mitsubishi Electric Corp.	22,000	194,516
Daikin Industries Ltd.	7,100	193,215
Cie de St.-Gobain	4,317	192,804
Bouygues S.A.	6,298	192,615
Ushio, Inc.	13,700	192,452
QR National Ltd.	49,804	192,417
Atlas Copco AB — Class A	7,943	192,214
Atlas Copco AB — Class B	8,912	192,090
Kubota Corp.	20,000	192,052
AP Moeller - Maersk A — Class A*	26	191,241
Sandvik AB	13,230	190,973
SMC Corp.	1,200	190,748
Kone Oyj — Class B	3,417	190,368

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Industrials - 18.7% (continued)
NWS Holdings Ltd.	124,000	$189,698
Furukawa Electric Company Ltd.	71,000	188,670
Alstom S.A.	4,812	187,795
Ferrovial S.A.	16,300	187,360
Asahi Glass Company Ltd.	22,000	186,544
Metso Oyj	4,347	185,824
AP Moeller - Maersk A — Class B*	24	185,305
Nabtesco Corp.	9,000	184,588
Vallourec S.A.	2,904	183,981
Nippon Sheet Glass Company Ltd.	117,770	180,659
Japan Steel Works Ltd.	26,000	178,065
Fomento de Construcciones y Contratas S.A.	7,964	177,922
ACS Actividades de Construccion y Servicios S.A.	6,842	175,122
Hochtief AG	2,812	170,614
Leighton Holdings Ltd.	7,628	168,449
Weir Group plc	5,912	166,726
Rolls-Royce Holdings plc — Class C*,††	1,462,110	2,339

Total Industrials		37,614,759

Consumer Discretionary - 13.9%
Jardine Cycle & Carriage Ltd.	6,360	244,312
Takashimaya Company Ltd.	29,000	240,644
J Front Retailing Company Ltd.	43,000	239,957
Wynn Macau Ltd.	81,360	237,828
Galaxy Entertainment Group Ltd.*	85,140	235,172
Benesse Holdings, Inc.	4,700	234,177
Pirelli & C SpA	19,643	233,698
Nikon Corp.	7,700	233,632
ITV plc	165,028	233,095
JCDecaux S.A.*	7,585	231,773
Modern Times Group AB — Class B	4,196	231,113
Kingfisher plc	47,025	230,706
Sega Sammy Holdings, Inc.	11,000	230,389
Whitbread plc	7,761	228,801
Next plc	4,790	228,486
Isuzu Motors Ltd.	39,000	228,470
NGK Spark Plug Company Ltd.	16,000	228,241
Fast Retailing Company Ltd.	1,000	227,806
Marks & Spencer Group plc	37,404	226,704
Sharp Corp.	31,000	226,162
NOK Corp.	10,400	226,115
Carnival plc	7,061	225,559
WPP plc	16,492	225,425
Nokian Renkaat Oyj	4,606	224,479
Isetan Mitsukoshi Holdings Ltd.	19,110	224,362
Yamaha Corp.	21,610	223,957
Shimamura Company Ltd.	2,000	223,699
Kabel Deutschland Holding AG*	3,620	223,598
OPAP S.A.	22,995	222,973
Shimano, Inc.	3,700	222,787
Burberry Group plc	9,303	222,622
Sands China Ltd.	56,950	222,576
Marui Group Company Ltd.	26,700	222,527
Singapore Press Holdings Ltd.	71,340	222,460
Rakuten, Inc.	212	222,012
ABC-Mart, Inc.	5,900	221,989
Sodexo	2,698	221,526

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Consumer Discretionary - 13.9% (continued)
Yue Yuen Industrial Holdings Ltd.	63,100	$221,422
Nitori Holdings Company Ltd.	2,450	221,355
Luxottica Group SpA	6,086	220,387
Toyota Motor Corp.	5,100	219,918
Dentsu, Inc.	6,900	219,693
Sumitomo Rubber Industries Ltd.	16,520	219,296
USS Company Ltd.	2,160	218,896
Cie Generale des Etablissements Michelin — Class B	2,936	218,629
Intercontinental Hotels Group plc	9,409	218,537
Axel Springer AG	4,325	218,456
Bridgestone Corp.	9,000	218,070
Toyoda Gosei Company Ltd.	11,200	217,939
Compass Group plc	20,783	217,920
Genting Singapore plc*	160,330	217,455
Nissan Motor Company Ltd.	20,410	217,191
Toho Company Ltd.	11,800	216,502
SES S.A.	8,719	216,361
Jupiter Telecommunications Company Ltd.	216	216,287
Cie Financiere Richemont S.A.	3,445	216,004
Inditex S.A.	2,254	215,915
Sekisui House Ltd.	22,000	215,509
Namco Bandai Holdings, Inc.	14,920	215,177
NHK Spring Company Ltd.	20,000	215,002
Casio Computer Co. Ltd.*	30,110	214,942
Hakuhodo DY Holdings, Inc.	3,420	214,809
Lagardere SCA	6,954	214,533
Oriental Land Company Ltd.	2,000	214,277
Autogrill SpA	20,283	214,125
Swatch Group AG/REG	2,661	213,865
Mazda Motor Corp.*	122,000	213,673
Swatch Group AG	464	213,573
Continental AG*	2,262	213,513
Accor S.A.	5,958	212,732
Reed Elsevier N.V.	16,644	212,581
Crown Ltd.	23,582	212,261
Sekisui Chemical Company Ltd.	24,420	211,784
SKYCITY Entertainment Group Ltd.	65,647	211,773
LVMH Moet Hennessy Louis Vuitton S.A.	1,232	211,728
ProSiebenSat.1 Media AG	8,207	210,936
Reed Elsevier plc	23,775	210,881
Sankyo Company Ltd.	4,300	210,871
SJM Holdings Ltd.	103,630	210,847
Denso Corp.	6,300	210,406
Publicis Groupe S.A.	3,814	210,272
McDonald’s Holdings Company Japan Ltd.	7,910	209,812
Panasonic Corp.	22,810	209,668
PPR	1,218	209,566
Societe Television Francaise 1	17,090	209,274
Honda Motor Company Ltd.	5,500	208,932
Fuji Heavy Industries Ltd.	26,000	208,842
Rinnai Corp.	2,900	208,769
British Sky Broadcasting Group plc	19,213	207,758
Hennes & Mauritz AB — Class B	5,729	207,306
Aisin Seiki Company Ltd.	5,900	207,095

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Consumer Discretionary - 13.9% (continued)
Husqvarna AB — Class B	34,312	$206,984
Echo Entertainment Group Ltd.	45,517	206,970
Electrolux AB	9,782	206,850
Adidas AG	2,649	206,832
Lifestyle International Holdings Ltd.	81,520	206,802
Li & Fung Ltd.	90,040	206,618
TUI Travel plc	65,798	206,504
Wolters Kluwer N.V.	10,890	206,253
Bayerische Motoren Werke AG	3,460	205,523
Renault S.A.	3,897	205,440
Suzuki Motor Corp.	8,600	205,365
Christian Dior S.A.	1,338	205,318
Yamada Denki Company Ltd.	3,260	203,578
Eutelsat Communications S.A.	5,477	202,497
Toyota Industries Corp.	6,700	201,995
Sony Corp.	9,800	201,706
Fiat SpA	34,109	200,537
Bayerische Motoren Werke AG	2,216	199,300
Volkswagen AG	1,230	198,342
Daimler AG	3,280	197,784
Shangri-La Asia Ltd.	90,270	197,381
Tatts Group Ltd.	76,756	197,167
TABCORP Holdings Ltd.	69,904	196,943
Pearson plc	10,566	196,734
Volkswagen AG	1,117	196,434
Sanoma Oyj	15,188	194,471
Mitsubishi Motors Corp.*	171,070	194,233
Koito Manufacturing Company Ltd.	12,000	194,081
Stanley Electric Company Ltd.	12,200	193,779
Asics Corp.	17,110	193,441
Toyota Boshoku Corp.	16,310	192,276
Yamaha Motor Company Ltd.	14,300	191,553
Sanrio Co. Ltd.	4,900	191,170
Harvey Norman Holdings Ltd.	91,037	189,533
Porsche Automobil Holding SE	3,207	189,276
GKN plc	56,130	185,050
Fairfax Media Ltd.	246,201	184,883
Daihatsu Motor Company Ltd.	10,000	183,114
Mediaset SpA	66,130	182,403
Peugeot S.A.	9,819	158,139

Total Consumer Discretionary		27,896,416

Materials - 10.1%
OneSteel Ltd.	190,956	245,258
HeidelbergCement AG	3,918	237,170
Shin-Etsu Chemical Company Ltd.	3,900	225,172
Lanxess AG	2,720	224,856
Kaneka Corp.	37,000	223,011
Kansai Paint Company Ltd.	22,000	221,887
Linde AG	1,232	221,094
Mitsubishi Gas Chemical Company, Inc.	33,000	220,425
Israel Corporation Ltd.	326	219,455
Maruichi Steel Tube Ltd.	9,380	218,893
Taiyo Nippon Sanso Corp.	31,000	218,674
Fortescue Metals Group Ltd.	36,313	218,529
Umicore S.A.	3,948	217,503

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Materials - 10.1% (continued)
Rexam plc	31,699	$217,023
Syngenta AG*	627	216,779
Iluka Resources Ltd.	11,756	216,623
Fletcher Building Ltd.	39,182	216,225
Toray Industries, Inc.	29,000	215,074
Daido Steel Company Ltd.	31,000	214,555
Johnson Matthey plc	5,660	213,489
Showa Denko KK	94,000	213,456
Koninklijke DSM N.V.	3,686	213,294
Orica Ltd.	7,353	213,023
Air Liquide S.A.	1,596	212,786
Daicel Corp.	33,000	212,453
Amcor Ltd.	27,567	212,438
Akzo Nobel N.V.	3,580	211,386
K+S AG	4,030	210,839
BASF SE	2,406	210,483
Israel Chemicals Ltd.	18,466	210,084
Lafarge S.A.	4,398	209,913
Arkema S.A.	2,250	209,680
Imerys S.A.	3,447	209,602
Holcim Ltd.*	3,199	208,731
Sumitomo Chemical Company Ltd.	49,000	208,334
Toyo Seikan Kaisha Ltd.	14,510	208,037
Svenska Cellulosa AB — Class B	11,994	207,757
OJI Paper Company Ltd.	43,000	207,755
Air Water, Inc.	16,000	206,402
Givaudan S.A.*	214	206,248
JFE Holdings, Inc.	9,600	206,170
Cimpor Cimentos de Portugal SGPS S.A.	30,863	205,822
Nitto Denko Corp.	5,100	205,441
JSR Corp.	10,200	205,257
James Hardie Industries SE	25,788	205,139
Teijin Ltd.	61,000	204,832
Kuraray Company Ltd.	14,430	204,101
Nippon Paper Group, Inc.	9,800	203,955
Denki Kagaku Kogyo KK	51,000	203,901
Asahi Kasei Corp.	33,000	203,684
Sika AG	94	203,474
Solvay S.A.	1,710	202,463
Alumina Ltd.	157,846	201,916
Stora Enso Oyj — Class R	27,167	201,828
Sumitomo Metal Industries Ltd.	100,040	201,796
Novozymes A — Class B	6,878	200,316
UPM-Kymmene Oyj	14,685	199,978
Yara International ASA	4,186	199,680
Mitsubishi Materials Corp.	63,000	199,371
Lonmin plc	12,182	198,957
Hitachi Metals Ltd.	16,000	198,671
Rio Tinto plc	3,601	198,467
Sims Metal Management Ltd.	13,030	198,261
Nisshin Steel Company Ltd.	118,000	198,116
Hitachi Chemical Company Ltd.	11,000	197,971
Sumitomo Metal Mining Company Ltd.	14,000	196,666
CRH plc	9,626	196,436
Rio Tinto Ltd.	2,875	194,754
Nippon Steel Corp.	71,000	194,673
BHP Billiton plc	6,377	194,528

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Materials - 10.1% (continued)
Holmen AB — Class B	7,080	$194,446
Voestalpine AG	5,762	193,783
BHP Billiton Ltd.	5,358	192,077
Incitec Pivot Ltd.	58,778	191,777
Tosoh Corp.	68,850	191,273
Kobe Steel Ltd.	118,040	191,054
Mitsubishi Chemical Holdings Corp.	35,510	189,581
Yamato Kogyo Company Ltd.	6,480	189,023
Glencore International plc	30,298	188,723
ThyssenKrupp AG	7,579	188,679
Ube Industries Ltd.	69,000	187,523
Acerinox S.A.	14,569	187,264
Xstrata plc	10,879	185,856
Salzgitter AG	3,390	185,811
Norsk Hydro ASA	34,110	185,776
Mitsui Chemicals, Inc.	61,000	184,938
ArcelorMittal	9,672	184,861
Boliden AB	11,717	184,010
Anglo American plc	4,908	183,437
Boral Ltd.	43,787	182,777
SSAB AB — Class A	19,277	182,254
Antofagasta plc	9,894	182,164
Fresnillo plc	7,091	181,259
OZ Minerals Ltd.	17,924	181,199
Wacker Chemie AG	2,038	179,703
Newcrest Mining Ltd.	5,665	174,154
Vedanta Resources plc	8,812	172,956
Lynas Corporation Ltd.*	151,729	172,089
Eurasian Natural Resources Corp. plc	17,886	169,519
Kazakhmys plc	11,366	164,995
Randgold Resources Ltd.	1,802	154,791

Total Materials		20,328,772

Consumer Staples - 7.2%
Henkel AG & Company KGaA	3,889	242,756
Jeronimo Martins SGPS S.A.*	11,784	240,082
Henkel AG & Company KGaA	3,274	239,911
Yakult Honsha Company Ltd.	6,900	237,111
Yamazaki Baking Company Ltd.	16,280	233,218
Kirin Holdings Company Ltd.	18,000	232,855
Anheuser-Busch InBev N.V.	3,162	231,030
Ajinomoto Company, Inc.	18,280	229,190
Suedzucker AG	7,186	228,831
Kerry Group plc — Class A	4,941	228,680
L’Oreal S.A.	1,831	225,874
FamilyMart Company Ltd.	5,300	224,061
Lindt & Spruengli AG	6	223,297
Seven & I Holdings Company Ltd.	7,500	222,672
Lawson, Inc.	3,500	220,256
Swedish Match AB	5,521	219,808
Japan Tobacco, Inc.	39	219,519
Heineken N.V.	3,948	219,450
TESCO plc	41,542	219,289
Golden Agri-Resources Ltd.	350,290	218,740
Heineken Holding N.V.	4,663	218,301
Reckitt Benckiser Group plc	3,863	218,253
J Sainsbury plc	43,843	218,251
WM Morrison Supermarkets plc	45,676	217,658

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Consumer Staples - 7.2% (continued)
Distribuidora Internacional de Alimentacion S.A.*	43,862	$217,452
Colruyt S.A.	5,404	217,241
Beiersdorf AG	3,323	216,843
Unicharm Corp.	4,080	215,359
Lindt & Spruengli AG	67	215,243
Olam International Ltd.	114,410	214,786
Nissin Foods Holdings Company Ltd.	5,740	214,583
Danone	3,071	214,222
MEIJI Holdings Company Ltd.	4,900	213,957
Coca-Cola West Company Ltd.	12,200	213,820
Tate & Lyle plc	18,963	213,700
Imperial Tobacco Group plc	5,271	213,656
Carlsberg A — Class B	2,584	213,498
Casino Guichard Perrachon S.A.	2,162	213,100
British American Tobacco plc	4,228	213,040
Nestle S.A.	3,384	212,929
Unilever plc	6,448	212,888
Unilever N.V.	6,249	212,662
Diageo plc	8,845	212,583
Kao Corp.	8,100	212,504
Coca Cola Hellenic Bottling Company S.A.*	11,087	212,202
Pernod-Ricard S.A.	2,028	212,064
Nisshin Seifun Group, Inc.	17,510	211,710
Associated British Foods plc	10,845	211,470
Toyo Suisan Kaisha Ltd.	8,140	211,292
Shiseido Company Ltd.	12,200	210,431
Woolworths Ltd.	7,779	209,331
Koninklijke Ahold N.V.	15,098	209,227
Aeon Company Ltd.	15,910	209,084
Barry Callebaut AG*	208	208,415
Wesfarmers Ltd.	6,695	208,176
Kikkoman Corp.	18,000	208,069
Coca-Cola Amatil Ltd.	16,109	208,068
Metcash Ltd.	46,603	207,564
Aryzta AG*	4,197	207,363
Asahi Group Holdings Ltd.	9,350	207,012
SABMiller plc	5,138	206,210
Metro AG	5,298	204,854
Carrefour S.A.	8,497	203,713
Nippon Meat Packers, Inc.	16,000	203,116
Delhaize Group S.A.	3,806	200,262
Wilmar International Ltd.	51,280	199,882
Kesko Oyj — Class B*	6,147	199,475

Total Consumer Staples		14,482,149

Information Technology - 6.6%
NICE Systems Ltd.*	6,165	241,660
Sumco Corp.*	19,760	240,347
Advantest Corp.	15,100	237,835
Hitachi Ltd.	37,000	237,311
Computershare Ltd.	25,289	235,746
Otsuka Corp.	2,900	235,741
STMicroelectronics N.V.	28,548	233,296
TDK Corp.	4,100	232,261
Oracle Corporation Japan	6,100	231,725
Dassault Systemes S.A.	2,476	227,835

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Information Technology - 6.6% (continued)
ASML Holding N.V.	4,506	$225,255
Ibiden Company Ltd.	8,800	225,022
Trend Micro, Inc.	7,300	224,229
Nomura Research Institute Ltd.	9,000	223,179
Square Enix Holdings Company Ltd.	10,610	222,734
Shimadzu Corp.	24,640	222,323
Canon, Inc.	4,700	221,971
Hamamatsu Photonics KK	5,880	221,947
NTT Data Corp.	63	221,364
Kyocera Corp.	2,410	220,652
Seiko Epson Corp.	15,680	219,698
Itochu Techno-Solutions Corp.	4,900	219,284
Yokogawa Electric Corp.	21,580	218,172
ARM Holdings plc	23,030	217,904
ASM Pacific Technology Ltd.	14,900	217,391
Citizen Holdings Company Ltd.	34,210	216,524
SAP AG	3,095	216,144
Brother Industries Ltd.	15,910	215,618
Toshiba Corp.	49,000	215,437
Hitachi High-Technologies Corp.	9,000	214,700
Yahoo Japan Corp.	662	214,137
Konica Minolta Holdings, Inc.	24,510	214,044
Ricoh Company Ltd.	22,000	213,915
Konami Corp.	7,510	212,809
Rohm Company Ltd.	4,300	212,169
Capital Gemini S.A.	4,734	211,901
Tokyo Electron Ltd.	3,700	211,614
Nintendo Company Ltd.	1,400	210,533
Amadeus IT Holding S.A. — Class A	11,146	210,358
Foxconn International Holdings Ltd.*	295,150	210,181
Telefonaktiebolaget LM Ericsson — Class B	20,285	210,181
Hirose Electric Company Ltd.	2,000	209,929
Infineon Technologies AG	20,510	209,709
AtoS	3,602	207,761
Murata Manufacturing Company Ltd.	3,500	207,362
Keyence Corp.	880	206,846
Yaskawa Electric Corp.	22,000	206,740
Fujitsu Ltd.	39,000	205,387
Sage Group plc	42,876	205,207
Omron Corp.	9,400	202,102
Hoya Corp.	9,000	202,090
Hexagon AB — Class B	10,264	199,201
United Internet AG	10,535	198,546
FUJIFILM Holdings Corp.	8,400	196,937
Nokia Oyj	35,968	195,827
Neopost S.A.	2,993	192,494
Nippon Electric Glass Company Ltd.	22,000	191,062
NEC Corp.*	90,000	188,066
Alcatel-Lucent*	79,707	181,261
Gree, Inc.	7,180	181,169
Indra Sistemas S.A.	14,685	179,961
Dena Company Ltd.	6,300	174,488

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Information Technology - 6.6% (continued)
Elpida Memory, Inc.*	50,900	$615

Total Information Technology		13,227,907

Health Care - 5.7%
Elan Corporation plc*	16,650	243,727
Chugai Pharmaceutical Company Ltd.	13,000	239,619
Sysmex Corp.	5,920	238,832
Alfresa Holdings Corp.	4,900	232,897
Cie Generale d'Optique Essilor International S.A.	2,608	232,467
Otsuka Holdings Company Ltd.	7,730	228,753
Medipal Holdings Corp.	17,510	226,727
Santen Pharmaceutical Company Ltd.	5,280	225,448
Hisamitsu Pharmaceutical Company, Inc.	4,730	224,245
Kyowa Hakko Kirin Company Ltd.	20,000	222,249
Straumann Holding AG*	1,305	222,054
Coloplast A — Class B	1,279	221,436
CSL Ltd.	5,950	221,188
UCB S.A.	5,082	219,277
Suzuken Company Ltd.	7,100	218,857
Grifols S.A.*	10,242	218,569
Ramsay Health Care Ltd.	10,778	218,250
Ono Pharmaceutical Company Ltd.	3,910	217,721
Astellas Pharma, Inc.	5,300	217,659
Merck KGaA	1,959	216,816
Dainippon Sumitomo Pharma Company Ltd.	20,410	216,204
William Demant Holding A*	2,319	216,125
Sanofi	2,765	214,746
Sonic Healthcare Ltd.	16,516	214,180
Miraca Holdings, Inc.	5,480	213,799
Smith & Nephew plc	21,032	213,129
Mitsubishi Tanabe Pharma Corp.	15,100	211,754
Daiichi Sankyo Company Ltd.	11,600	211,291
Teva Pharmaceutical Industries Ltd.	4,762	210,543
GlaxoSmithKline plc	9,419	210,408
Getinge AB — Class B	7,344	209,133
Eisai Company Ltd.	5,260	209,028
Shionogi & Company Ltd.	15,100	208,653
Cochlear Ltd.	3,238	207,605
Synthes, Inc.[1]	1,195	207,308
Takeda Pharmaceutical Company Ltd.	4,700	206,927
AstraZeneca plc	4,629	205,774
Fresenius Medical Care AG & Co. KGaA	2,895	205,189
Tsumura & Co.	7,100	205,050
Roche Holding AG	1,177	204,837
Fresenius SE & Company KGaA	1,996	204,698
Sonova Holding AG*	1,831	203,444
Terumo Corp.	4,240	202,551
QIAGEN N.V.*	12,989	202,263
Novo Nordisk A — Class B	1,458	201,863
Novartis AG	3,643	201,622
Celesio AG	10,890	197,102

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Health Care - 5.7% (continued)
Actelion Ltd.*	5,390	$197,042
Bayer AG	2,786	195,977
Lonza Group AG*	3,788	195,799
Taisho Pharmaceutical Holdings Co. Ltd.	2,400	194,516
Olympus Corp.*	11,830	193,475
Shire plc	5,949	192,130
Orion Oyj — Class B	9,521	188,198

Total Health Care		11,479,154

Utilities - 4.9%
Veolia Environnement S.A.	17,182	284,972
International Power plc ADR	38,259	247,859
Suez Environnement Co.	14,769	226,533
Cheung Kong Infrastructure Holdings Ltd.	37,080	225,615
Terna Rete Elettrica Nazionale SpA	55,755	224,135
Centrica plc	44,269	223,983
RWE AG	4,676	223,307
Tokyo Gas Company Ltd.	47,000	221,404
RWE AG	5,019	220,675
Osaka Gas Company Ltd.	55,000	220,558
SSE plc	10,344	219,902
E.ON AG	9,179	219,880
Electric Power Development Company Ltd.	8,100	219,548
AGL Energy Ltd.	14,317	218,733
Hong Kong & China Gas Company Ltd.	85,200	218,332
SP AusNet	195,729	217,938
CLP Holdings Ltd.	24,640	212,589
Severn Trent plc	8,584	211,871
Shikoku Electric Power Company, Inc.	7,500	211,348
Red Electrica Corp. S.A.	4,313	211,062
United Utilities Group plc	21,922	210,751
Verbund AG	6,913	210,317
Power Assets Holdings Ltd.	28,600	209,926
Tohoku Electric Power Company, Inc.*	18,310	208,777
Chugoku Electric Power Company, Inc.	11,210	208,114
EDP - Energias de Portugal S.A.	71,473	207,913
Snam SpA	43,121	207,395
National Grid plc	20,478	206,369
Toho Gas Company Ltd.	35,000	206,305
GDF Suez	7,913	204,435
Fortum Oyj*	8,414	204,248
Hokkaido Electric Power Company, Inc.	13,900	203,992
Chubu Electric Power Company, Inc.	11,210	202,292
Contact Energy Ltd.*	51,920	201,074
Kyushu Electric Power Company, Inc.	14,010	199,514
Enel Green Power SpA	104,197	198,040
Enagas S.A.	10,285	197,949
Gas Natural SDG S.A.	12,321	196,873
Iberdrola S.A.	34,532	196,069

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Utilities - 4.9% (continued)
Kansai Electric Power Company, Inc.	12,400	$192,014
EDP Renovaveis S.A.*	38,627	191,963
Hokuriku Electric Power Co.	10,600	191,540
EDF S.A.	8,373	191,080
Enel SpA	51,040	184,622
Acciona S.A.	2,610	182,274
Tokyo Electric Power Company, Inc.*	69,320	174,158
A2A SpA	205,911	165,196

Total Utilities		9,833,444

Energy - 3.8%
Essar Energy plc*	104,900	260,593
SBM Offshore N.V.	11,704	239,231
Subsea 7 S.A.*	8,810	232,873
Petrofac Ltd.	8,293	230,689
Technip S.A.	1,914	225,493
Transocean Ltd.	4,089	223,090
Caltex Australia Ltd.	15,079	216,943
Saipem SpA	4,111	212,363
Tullow Oil plc	8,568	209,146
AMEC plc	11,770	208,420
ENI SpA	8,860	207,865
Santos Ltd.	13,912	205,196
TonenGeneral Sekiyu KK	22,280	205,065
Fugro N.V.	2,863	203,990
JX Holdings, Inc.	32,810	203,304
Aker Solutions ASA	11,980	202,728
Statoil ASA	7,436	201,908
Idemitsu Kosan Company Ltd.	2,000	199,299
Royal Dutch Shell plc — Class A	5,692	198,808
BG Group plc	8,567	198,433
Neste Oil Oyj	16,074	197,991
Cie Generale de Geophysique - Veritas*	6,685	197,853
Royal Dutch Shell plc — Class B	5,617	197,626
BP plc	26,640	197,089
WorleyParsons Ltd.	6,612	196,076
Inpex Corp.	29	195,809
Tenaris S.A.	10,228	195,079
Galp Energia SGPS S.A. — Class B	11,745	193,309
Origin Energy Ltd.	13,951	192,911
Seadrill Ltd.	5,132	192,348
OMV AG	5,396	191,802
Lundin Petroleum AB*	8,946	191,741
Cosmo Oil Company Ltd.	69,000	191,690
Showa Shell Sekiyu KK	30,000	191,327
Japan Petroleum Exploration Co.	4,070	189,514
Repsol YPF S.A.	7,546	189,317
Total S.A.	3,700	188,714
Woodside Petroleum Ltd.	5,170	186,408

Total Energy		7,762,041

Telecommunication Services - 3.6%
Hellenic Telecommunications Organization S.A.	64,861	275,967
Telecom Corporation of New Zealand Ltd.	116,098	230,513
Iliad S.A.	1,617	222,789

	Shares	Value
COMMON STOCKS† - 95.6% (continued)
Telecommunication Services - 3.6% (continued)
StarHub Ltd.	89,980	$221,890
BT Group plc	61,057	221,120
Telecom Italia SpA - Savings Shares	221,120	217,360
Elisa Oyj	9,061	217,174
Mobistar S.A.	4,315	214,959
KDDI Corp.	33	213,649
Telecom Italia SpA	179,549	213,495
Deutsche Telekom AG	17,703	213,144
Millicom International Cellular S.A.	1,879	213,009
Portugal Telecom SGPS S.A.	39,113	212,794
Vodafone Group plc	76,964	212,000
Belgacom S.A.	6,577	211,455
Koninklijke KPN N.V.	19,203	211,252
Telenor ASA	11,340	210,321
Tele2 AB — Class B	10,302	210,216
Swisscom AG	517	208,988
Singapore Telecommunications Ltd.	83,060	208,129
Partner Communications Company Ltd.	26,772	206,494
Telekom Austria AG	17,691	206,039
Telstra Corporation Ltd.	60,040	204,601
Nippon Telegraph & Telephone Corp.	4,500	204,101
Bezeq The Israeli Telecommunication Corporation Ltd.	124,266	204,022
Softbank Corp.*	6,900	203,941
Inmarsat plc	27,539	202,727
NTT DoCoMo, Inc.	122	202,474
TeliaSonera AB	28,550	199,110
Telefonica S.A.	12,105	198,346
France Telecom S.A.	13,272	196,580
PCCW Ltd.	542,210	194,105
TDC A/S	26,616	193,578
Cellcom Israel Ltd.	14,996	189,931
Vivendi S.A.	9,440	173,250

Total Telecommunication Services		7,339,523

Total Common Stocks (Cost $206,457,187)		192,376,196

RIGHTS†† - 0.0%
Eurazeo Expires 12/30/11*	23	—

Total Rights (Cost $37)		—

EXCHANGE TRADED FUNDS† - 4.4%
iShares MSCI EAFE Index Fund	133,734	7,341,996
iShares MSCI Japan Index Fund	113,464	1,155,064
iShares MSCI Singapore Index Fund	11,203	144,407

Series D (MSCI EAFE Equal Weight Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.4% (continued)
iShares MSCI Hong Kong Index Fund	7,302	$127,347

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.4% (continued)
Total Exchange Traded Funds
(Cost $8,762,174)		$8,768,814

Total Investments - 100.0%
(Cost $215,219,398)		$201,145,010

Other Assets & Liabilities, net - 0.0%		37,947

Total Net Assets - 100.0%		$201,182,957

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $207,308 (cost $199,748), or 0.1% of total net assets.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Series E (U.S. Intermediate Bond Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
PREFERRED STOCKS††† - 0.1%
Woodbourne Capital Trust IV
Trust IV *,[1,2,3,4,5]	$300,000	$46,135
Woodbourne Capital Trust I
Trust I *, [1,2,3,4,5]	300,000	46,134
Woodbourne Capital Trust III
Trust III *, [1,2,3,4,5]	300,000	46,134
Woodbourne Capital Trust II
Trust II *, [1,2,3,4,5]	300,000	46,134

Total Preferred Stocks (Cost $1,205,796)		184,537

	Face Amount	Value
CORPORATE BONDS†† - 69.8%
Financials - 20.6%
General Electric Capital Corp.
2.80% due 01/08/13	$2,000,000	$2,033,945
6.00% due 06/15/12	2,000,000	2,021,770
3.35% due 10/17/16	750,000	795,637
Ford Motor Credit Company LLC
5.00% due 05/15/18	2,000,000	2,071,711
3.88% due 01/15/15	2,000,000	2,019,524
7.00% due 04/15/15	500,000	546,180
JPMorgan Chase & Co.
4.65% due 06/01/14	2,000,000	2,132,033
6.30% due 04/23/19	1,000,000	1,155,514
Citigroup, Inc.
8.50% due 05/22/19	1,000,000	1,232,878
6.38% due 08/12/14	500,000	542,502
4.75% due 05/19/15	500,000	526,419
Wells Fargo & Co.
4.38% due 01/31/13	2,000,000	2,061,566
American Express Credit Corp.
2.38% due 03/24/17	2,000,000	2,003,076
Berkshire Hathaway Finance Corp.
4.75% due 05/15/12	1,800,000	1,808,966
Standard Chartered plc
6.41% due 12/29/49[2,3,4,5]	1,750,000	1,662,598
New York Life Global Funding
2.45% due 07/14/16[4,5]	1,500,000	1,544,829
RenaissanceRe Holdings Ltd.
5.88% due 02/15/13	1,000,000	1,021,828
USAA Capital Corp.
1.05% due 09/30/14[4,5]	500,000	495,310
Residential Capital LLC
6.50% due 06/01/12	650,000	292,500

Total Financials		25,968,786

Information Technology - 10.0%
Amphenol Corp.
4.00% due 02/01/22	3,000,000	3,019,431
4.75% due 11/15/14	2,000,000	2,172,532
Google, Inc.
1.25% due 05/19/14	2,500,000	2,541,287
Broadcom Corp.
2.70% due 11/01/18	2,000,000	2,033,588
Texas Instruments, Inc.
2.38% due 05/16/16	1,200,000	1,252,915

	Face Amount	Value
CORPORATE BONDS†† - 69.8% (continued)
Information Technology - 10.0% (continued)
Microsoft Corp.
2.95% due 06/01/14	$1,000,000	$1,054,121
International Business Machines Corp.
1.25% due 02/06/17	500,000	495,990

Total Information Technology		12,569,864

Consumer Discretionary - 8.2%
Omnicom Group, Inc.
6.25% due 07/15/19	4,500,000	5,251,847
Starbucks Corp.
6.25% due 08/15/17	2,000,000	2,349,852
Johns Hopkins University
5.25% due 07/01/19	1,500,000	1,770,540
Walt Disney Co.
1.35% due 08/16/16	1,000,000	1,003,299

Total Consumer Discretionary		10,375,538

Consumer Staples - 6.5%
General Mills, Inc.
5.70% due 02/15/17	1,200,000	1,418,706
5.25% due 08/15/13	1,000,000	1,061,250
Brown-Forman Corp.
5.00% due 02/01/14	2,000,000	2,150,800
Colgate-Palmolive Co.
1.30% due 01/15/17	2,000,000	2,001,654
Heineken N.V.
3.40% due 04/01/22[4,5]	600,000	595,578
Coca-Cola Co.
1.80% due 09/01/16	500,000	510,632
Procter & Gamble Co.
2.30% due 02/06/22	500,000	483,318

Total Consumer Staples		8,221,938

Materials - 6.0%
Praxair, Inc.
4.63% due 03/30/15	1,500,000	1,664,130
5.20% due 03/15/17	1,000,000	1,161,675
4.38% due 03/31/14	1,000,000	1,071,882
Sherwin-Williams Co.
3.13% due 12/15/14	2,500,000	2,645,950
Airgas, Inc.
4.50% due 09/15/14	1,000,000	1,071,114

Total Materials		7,614,751

Health Care - 5.1%
AstraZeneca plc
5.90% due 09/15/17	1,750,000	2,097,426
Wyeth LLC
5.50% due 03/15/13	2,000,000	2,096,440
Novartis Securities Investment Ltd.
5.13% due 02/10/19	1,000,000	1,171,289
Medtronic, Inc.
3.00% due 03/15/15	500,000	529,629

Series E (U.S. Intermediate Bond Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 69.8% (continued)
Health Care - 5.1% (continued)
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	$500,000	$524,829

Total Health Care		6,419,613

Industrials - 4.8%
Burlington Northern Santa Fe LLC
3.05% due 03/15/22	4,000,000	3,933,028
United Parcel Service, Inc.
3.13% due 01/15/21	2,000,000	2,095,052

Total Industrials		6,028,080

Utilities - 3.8%
American Water Capital Corp.
6.09% due 10/15/17	3,000,000	3,489,634
Oncor Electric Delivery Company LLC
6.38% due 01/15/15	600,000	679,244
Duke Energy Ohio, Inc.
5.70% due 09/15/12	600,000	613,960

Total Utilities		4,782,838

Telecommunication Services - 3.5%
Verizon Communications, Inc.
1.95% due 03/28/14	3,000,000	3,073,251
AT&T, Inc.
4.85% due 02/15/14	1,300,000	1,397,754

Total Telecommunication Services		4,471,005

Energy - 1.3%
Statoil ASA
2.90% due 10/15/14	1,500,000	1,579,992

Total Corporate Bonds (Cost $83,375,256)		88,032,405

U.S. GOVERNMENT SECURITIES† - 25.4%
U.S. Treasury Notes
0.50% due 11/15/13	5,000,000	5,015,039
2.75% due 02/15/19	3,250,000	3,501,115
2.25% due 03/31/16	3,000,000	3,173,673
2.13% due 05/31/15	3,000,000	3,144,609
1.00% due 10/31/16	3,000,000	3,007,500
0.12% due 09/30/13	3,000,000	2,992,383

	Face Amount	Value
U.S. GOVERNMENT SECURITIES† - 25.4% (continued)
2.25% due 07/31/18	2,000,000	2,099,062
1.38% due 04/15/12	2,000,000	2,000,860
2.25% due 05/31/14	1,750,000	1,820,000
3.13% due 05/15/19	1,500,000	1,651,758
2.63% due 08/15/20	1,500,000	1,581,446
1.75% due 07/31/15	1,000,000	1,036,953
2.00% due 02/15/22	1,000,000	980,781

Total U.S. Treasury Notes		32,005,179

Total U.S. Government Securities (Cost $30,967,009)		32,005,179

MORTGAGE BACKED SECURITIES†† - 0.7%
Homebanc Mortgage Trust
2006-1, 2.50% due 04/25/37[2]	1,053,561	680,330
Chase Mortgage Finance Corp.
2005-A1 2A2, 2.80% due 12/25/35[2]	162,261	152,656
JP Morgan Mortgage Trust
2006-A3, 2.85% due 04/25/36[2]	104,265	77,571
Ginnie Mae I
#518436, 7.25% due 09/15/29	17,332	20,099
Fannie Mae[6]
FNR 1990-68 J, 6.95% due 07/25/20	1,591	1,779
FNR 1990-103 K, 7.50% due 09/25/20	526	586

Total Fannie Mae		2,365

Freddie Mac[6]
FHR 188 H, 7.00% due 09/15/21	722	816

Total Mortgage Backed Securities (Cost $1,342,813)		933,837

ASSET BACKED SECURITIES†† - 0.1%
Credit-Based Asset Servicing and Securitization LLC
0.50% due 08/25/35[2]	179,013	164,394

Total Asset Backed Securities (Cost $179,013)		164,394

Total Investments - 96.1% (Cost $117,069,887)		$121,320,352

Other Assets & Liabilities, net - 3.9%		4,966,296

Total Net Assets - 100.0%		$126,286,648

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.

[2]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[3]	Perpetual maturity.
[4]	Security was acquired through a private placement.
[5]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $4,482,852 (cost $5,540,189), or 3.5% of total net assets.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

plc	Public Limited Company

Series J (Mid Cap Growth Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 90.9%
Consumer Discretionary - 22.1%
Jarden Corp.	107,475	$4,323,719
Wyndham Worldwide Corp.	73,450	3,416,160
Macy’s, Inc.	84,850	3,371,091
Penn National Gaming, Inc.*	65,315	2,807,238
Priceline.com, Inc.*	3,600	2,583,000
International Game Technology	143,300	2,406,006
Las Vegas Sands Corp.	41,350	2,380,520
Tempur-Pedic International, Inc.*	28,000	2,364,040
Dick’s Sporting Goods, Inc.	47,950	2,305,436
Chipotle Mexican Grill, Inc. — Class A*	5,150	2,152,700
O’Reilly Automotive, Inc.*	19,600	1,790,460
Life Time Fitness, Inc.*	28,700	1,451,359
Bed Bath & Beyond, Inc.*	21,550	1,417,344
BorgWarner, Inc.*	10,800	910,872

Total Consumer Discretionary		33,679,945

Information Technology - 18.3%
Alliance Data Systems Corp.*	29,150	3,671,734
Intuit, Inc.	47,650	2,865,194
Cadence Design Systems, Inc.*	237,770	2,815,196
Avago Technologies Ltd.	65,950	2,570,072
Check Point Software Technologies Ltd.*	37,950	2,422,728
Nuance Communications, Inc.*	88,870	2,273,295
SanDisk Corp.*	38,600	1,914,174
Autodesk, Inc.*	44,400	1,879,008
Adobe Systems, Inc.*	53,600	1,839,016
F5 Networks, Inc.*	12,500	1,687,000
Rovi Corp.*	46,000	1,497,300
Citrix Systems, Inc.*	16,550	1,305,961
VeriFone Systems, Inc.*	23,425	1,215,055

Total Information Technology		27,955,733

Industrials - 12.2%
Cooper Industries plc	50,500	3,229,474
AMETEK, Inc.	64,625	3,134,959
WESCO International, Inc.*	44,000	2,873,640
Regal-Beloit Corp.	40,450	2,651,498
Union Pacific Corp.	20,796	2,235,154
United Rentals, Inc.*	49,300	2,114,477
Stanley Black & Decker, Inc.	20,600	1,585,376
Joy Global, Inc.	12,100	889,350

Total Industrials		18,713,928

Materials - 11.2%
Ball Corp.	107,362	4,603,682
Ashland, Inc.	72,500	4,426,850
Airgas, Inc.	48,100	4,279,457
CF Industries Holdings, Inc.	12,250	2,237,463

	Shares	Value
COMMON STOCKS† - 90.9% (continued)
Materials - 11.2% (continued)
Albemarle Corp.	24,700	$1,578,824

Total Materials		17,126,276

Health Care - 10.7%
Endo Pharmaceuticals Holdings, Inc.*	83,400	3,230,083
Intuitive Surgical, Inc.*	4,815	2,608,526
Covidien plc	38,400	2,099,712
Agilent Technologies, Inc.	45,940	2,044,789
Thermo Fisher Scientific, Inc.	33,700	1,900,006
Vertex Pharmaceuticals, Inc.*	43,200	1,771,632
Teva Pharmaceutical Industries Ltd. ADR	36,605	1,649,421
Cepheid, Inc.*	20,600	861,698
Dynavax Technologies Corp.*	44,200	223,652

Total Health Care		16,389,519

Energy - 7.8%
Oil States International, Inc.*	41,725	3,257,054
Ensco plc ADR	54,800	2,900,564
Pioneer Natural Resources Co.	21,950	2,449,400
Concho Resources, Inc.*	19,600	2,000,768
Energy XXI Bermuda Ltd.*	38,157	1,377,849

Total Energy		11,985,635

Financials - 7.2%
Discover Financial Services	112,400	3,747,416
MetLife, Inc.	89,750	3,352,163
KeyCorp	286,550	2,435,675
T. Rowe Price Group, Inc.	22,650	1,479,045

Total Financials		11,014,299

Consumer Staples - 1.4%
Nu Skin Enterprises, Inc. — Class A	37,900	2,194,789

Total Common Stocks (Cost $118,608,466)		139,060,124

EXCHANGE TRADED FUNDS† - 4.9%
iShares Russell Midcap Growth Index Fund	119,515	7,513,908

Total Exchange Traded Funds (Cost $7,001,027)		7,513,908

	Face
	Amount
REPURCHASE AGREEMENT††,1 - 4.2%
UMB Financial Corp. issued 03/30/12 at 0.03% due 04/02/12	$6,383,000	6,383,000

Total Repurchase Agreement (Cost $6,383,000)		6,383,000

Total Investments - 100.0% (Cost $131,992,493)		$152,957,032

Cash & Other Assets, Less Liabilities - 0.0%		(28,987)

Total Net Assets - 100.0%		$152,928,045

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs —See Note 2.
[1]	Repurchase Agreement —See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4%
Information Technology - 11.0%
Apple, Inc.*	2,400	$1,438,728
Microsoft Corp.	22,800	735,299
International Business Machines Corp.	2,320	484,068
Google, Inc. — Class A*	700	448,867
Oracle Corp.	13,300	387,828
Cisco Systems, Inc.	15,900	336,285
QUALCOMM, Inc.	4,300	292,486
Dell, Inc.*	14,200	235,720
Mastercard, Inc. — Class A	400	168,216
EMC Corp.*	5,000	149,400
Visa, Inc. — Class A	1,200	141,600
Intel Corp.	4,900	137,738
Juniper Networks, Inc.*	5,700	130,416
Atmel Corp.*	11,430	112,700
Red Hat, Inc.*	1,800	107,802
Accenture plc — Class A	1,600	103,200
SanDisk Corp.*	1,800	89,262
Autodesk, Inc.*	2,000	84,640
Automatic Data Processing, Inc.	1,500	82,785
ASML Holding N.V.	1,608	80,385
NVIDIA Corp.*	5,000	76,950
Sumsung Electronics Company Ltd.	67	75,391
Micron Technology, Inc.*	9,000	72,900
Applied Materials, Inc.	5,200	64,688
Canon, Inc.	1,300	61,396
Lam Research Corp.*	1,350	60,237
Broadcom Corp. — Class A*	1,400	55,020
Western Union Co.	2,900	51,040
Marvell Technology Group Ltd.*	3,200	50,336
Hamamatsu Photonics KK	1,300	49,070
eBay, Inc.*	1,300	47,957
Software AG	1,122	42,022
Taiwan Semiconductor Manufacturing Company Ltd.	14,129	40,632
Hewlett-Packard Co.	1,700	40,511
Tencent Holdings Ltd.	1,300	36,260
Xerox Corp.	4,300	34,744
Nippon Electric Glass Company Ltd.	4,000	34,738
Texas Instruments, Inc.	900	30,249
Akamai Technologies, Inc.*	800	29,360
Baidu, Inc. ADR*	200	29,154
Tokyo Electron Ltd.	500	28,596
Kakaku.com, Inc.	1,000	26,187
Sumco Corp.*	2,100	25,543
Xilinx, Inc.	700	25,501
Alcatel-Lucent*	10,246	23,300
Fidelity National Information Services, Inc.	700	23,184
KLA-Tencor Corp.	400	21,768
Venture Corporation Ltd.	3,000	20,333
Factset Research Systems, Inc.	200	19,808
ON Semiconductor Corp.*	2,190	19,732
Semtech Corp.*	680	19,353
Check Point Software Technologies Ltd.*	300	19,152
Cymer, Inc.*	360	18,000

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Information Technology - 11.0% (continued)
Ariba, Inc.*	530	$17,336
Activision Blizzard, Inc.	1,296	16,615
Global Payments, Inc.	340	16,150
Salesforce.com, Inc.*	100	15,451
Jack Henry & Associates, Inc.	450	15,354
Nintendo Company Ltd.	100	15,038
Electronic Arts, Inc.*	900	14,832
Advanced Energy Industries, Inc.*	1,070	14,038
Ixia*	1,060	13,239
Riverbed Technology, Inc.*	450	12,636
Paychex, Inc.	400	12,396
Analog Devices, Inc.	300	12,120
CommVault Systems, Inc.*	240	11,914
Maxim Integrated Products, Inc.	410	11,722
Trimble Navigation Ltd.*	210	11,428
Aruba Networks, Inc.*	510	11,363
Logica plc	6,864	10,936
Plexus Corp.*	300	10,497
SYNNEX Corp.*	260	9,916
Websense, Inc.*	470	9,912
NS Solutions Corp.	500	9,627
Hosiden Corp.	1,300	9,484
Cree, Inc.*	250	7,908
Intersil Corp. — Class A	650	7,280
Finisar Corp.*	292	5,884
RealD, Inc.*	430	5,805
Nuance Communications, Inc.*	210	5,372
CyberOptics Corp.*	550	5,313
Avid Technology, Inc.*	460	5,060
OpenTable, Inc.*	110	4,452
Cadence Design Systems, Inc.*	350	4,144
AVX Corp.	260	3,448
Rovi Corp.*	90	2,930
BTU International, Inc.*	870	2,688
Supertex, Inc.*	140	2,530
Accelrys, Inc.*	203	1,620
Informatica Corp.*	30	1,587

Total Information Technology		7,368,562

Financials - 10.7%
JPMorgan Chase & Co.	11,736	539,620
Wells Fargo & Co.	11,791	402,544
Berkshire Hathaway, Inc. — Class B*	2,900	235,334
U.S. Bancorp	7,200	228,096
Citigroup, Inc.	5,990	218,935
Goldman Sachs Group, Inc.	1,400	174,117
Bank of America Corp.	17,878	171,092
MetLife, Inc.	4,300	160,604
Simon Property Group, Inc.	1,098	159,957
American Express Co.	2,600	150,436
Allstate Corp.	4,400	144,848
Chubb Corp.	1,800	124,398
PNC Financial Services Group, Inc.	1,900	122,531
Morgan Stanley	6,100	119,804
CME Group, Inc. — Class A	400	115,733
Northern Trust Corp.	2,400	113,880
Barclays plc ADR	7,400	112,110
XL Group plc — Class A	5,100	110,619

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 10.7% (continued)
Australia & New Zealand Banking Group Ltd.	4,550	$109,620
American Tower Corp. — Class A	1,730	109,025
Marsh & McLennan Companies, Inc.	3,200	104,928
Moody’s Corp.	2,400	101,040
Travelers Companies, Inc.	1,600	94,720
Standard Chartered plc	3,629	90,558
DNB ASA	7,036	90,457
AXA S.A.	5,443	90,239
Vornado Realty Trust	1,000	84,200
Public Storage	600	82,902
Muenchener Rueckversicherungs AG	473	71,321
Invesco Ltd.	2,600	69,342
Aflac, Inc.	1,400	64,386
Swedbank AB — Class A	4,128	64,142
Unibail-Rodamco SE	316	63,200
Franklin Resources, Inc.	500	62,015
ProLogis, Inc.	1,682	60,585
Fifth Third Bancorp	4,300	60,415
General Growth Properties, Inc.	3,450	58,616
Sun Life Financial, Inc.	2,400	56,953
DBS Group Holdings Ltd.	5,000	56,400
BNP Paribas S.A.	1,187	56,322
Weyerhaeuser Co.	2,520	55,238
TD Ameritrade Holding Corp.	2,710	53,495
Deutsche Bank AG	1,074	53,439
Sony Financial Holdings, Inc.	2,900	51,492
Ameriprise Financial, Inc.	900	51,417
Sumitomo Mitsui Trust Holdings, Inc.	15,410	49,139
Loews Corp.	1,200	47,844
Banco Santander Brasil S.A. ADR	5,200	47,684
Discover Financial Services	1,400	46,676
Soho China Ltd.	64,000	46,400
Westfield Retail Trust	17,254	46,108
BM&FBovespa S.A.	7,400	45,403
Kerry Properties Ltd.	10,000	45,006
Mitsubishi UFJ Financial Group, Inc.	9,000	44,788
AIA Group Ltd.	12,200	44,696
Svenska Handelsbanken AB — Class A	1,401	44,661
Mitsui Fudosan Company Ltd.	2,000	38,241
Huntington Bancshares, Inc.	5,800	37,410
Macquarie Group Ltd.	1,226	36,928
SunTrust Banks, Inc.	1,500	36,255
QBE Insurance Group Ltd.	2,370	34,785
M&T Bank Corp.	400	34,752
Prudential plc	2,856	34,150
Nordea Bank AB	3,681	33,467
Mitsubishi UFJ Lease & Finance Company Ltd.	750	32,975
Swiss Life Holding AG*	260	30,934
Sun Life Financial, Inc.	1,300	30,797
Regions Financial Corp.	4,600	30,314
GAM Holding AG*	2,056	29,951
Deutsche Boerse AG	439	29,557

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 10.7% (continued)
IntercontinentalExchange, Inc.*	200	$27,484
China Citic Bank Corporation Ltd. — Class H	44,886	26,993
Zions Bancorporation	1,200	25,752
Challenger Ltd.	6,149	24,202
SLM Corp.	1,500	23,640
ING Groep N.V.*	2,441	20,339
SL Green Realty Corp.	261	20,241
Raymond James Financial, Inc.	550	20,092
Bank of Yokohama Ltd.	4,000	20,002
Duke Realty Corp.	1,350	19,359
Markel Corp.*	40	17,958
Commerce Bancshares, Inc.	438	17,748
Willis Group Holdings plc	500	17,490
Infinity Property & Casualty Corp.	330	17,269
Regency Centers Corp.	380	16,902
Westamerica Bancorporation	350	16,800
Legg Mason, Inc.	600	16,758
Close Brothers Group plc	1,325	16,638
Citizens Republic Bancorp, Inc.*	1,047	16,344
City National Corp.	290	15,216
Societe Generale S.A.	518	15,176
Weingarten Realty Investors	570	15,065
Stifel Financial Corp.*	382	14,455
LaSalle Hotel Properties	510	14,351
Eaton Vance Corp.	500	14,290
Western Alliance Bancorporation*	1,680	14,230
EastGroup Properties, Inc.	280	14,062
Erste Group Bank AG	609	14,044
Camden Property Trust	210	13,808
Home Bancshares, Inc.	504	13,411
Waddell & Reed Financial, Inc. — Class A	410	13,288
Louisiana Bancorp, Inc. — Class (mid) Warrants risk*	800	12,752
East West Bancorp, Inc.	540	12,469
StanCorp Financial Group, Inc.	300	12,282
Potlatch Corp.	375	11,753
Intesa Sanpaolo SpA	6,301	11,295
St. Joe Co.*	580	11,026
Radian Group, Inc.	2,480	10,788
HCC Insurance Holdings, Inc.	320	9,974
Glacier Bancorp, Inc.	630	9,412
ESSA Bancorp, Inc.	910	8,918
ProAssurance Corp.	100	8,811
WR Berkley Corp.	240	8,669
TCF Financial Corp.	700	8,323
Popular, Inc.*	3,840	7,872
CIT Group, Inc.*	190	7,836
MSCI, Inc. — Class A*	210	7,730
Goldcrest Company Ltd.	420	7,670
Fortegra Financial Corp.*	850	7,106
Selective Insurance Group, Inc.	380	6,692
SeaBright Holdings, Inc.	700	6,363
White Mountains Insurance Group Ltd.	10	5,017
Employers Holdings, Inc.	280	4,959
Financial Engines, Inc.*	220	4,919
Capitol Federal Financial, Inc.	350	4,151

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Financials - 10.7% (continued)
Interactive Brokers Group, Inc. — Class A	170	$2,890
First Defiance Financial Corp.	170	2,866
Greenhill & Company, Inc.	40	1,746
Sandy Spring Bancorp, Inc.	20	363
Bank of Kentucky Financial Corp.	10	257

Total Financials		7,118,362

Consumer Discretionary - 8.8%
Amazon.com, Inc.*	1,200	243,012
Walt Disney Co.	5,200	227,656
McDonald’s Corp.	2,300	225,629
Priceline.com, Inc.*	300	215,250
Comcast Corp. — Class A	6,900	207,070
Starbucks Corp.	2,900	162,081
Kohl’s Corp.	3,070	153,592
Home Depot, Inc.	2,950	148,415
Las Vegas Sands Corp.	2,560	147,379
Time Warner, Inc.	3,700	139,675
CarMax, Inc.*	3,900	135,135
Toyota Motor Corp.	2,900	125,052
NIKE, Inc. — Class B	1,080	117,115
Coach, Inc.	1,500	115,921
Yum! Brands, Inc.	1,600	113,888
Carnival Corp.	3,300	105,864
Ross Stores, Inc.	1,800	104,579
Macy’s, Inc.	2,500	99,325
WPP plc	7,209	98,537
Cie Financiere Richemont S.A.	1,530	95,932
Dollar General Corp.*	2,000	92,400
General Motors Co.*	3,530	90,545
Target Corp.	1,500	87,405
Volkswagen AG	492	86,522
Time Warner Cable, Inc.	1,039	84,679
DIRECTV — Class A*	1,700	83,878
Chipotle Mexican Grill, Inc. — Class A*	200	83,600
Honda Motor Company Ltd.	2,200	83,573
Discovery Communications, Inc. — Class C*	1,633	76,555
AutoZone, Inc.*	200	74,360
PPR	401	68,995
Bayerische Motoren Werke AG	763	68,622
Johnson Controls, Inc.	2,100	68,209
Persimmon plc	6,614	67,710
Kingfisher plc	12,712	62,365
Omnicom Group, Inc.	1,200	60,780
Liberty Interactive Corp. — Class A*	3,150	60,134
Compass Group plc	5,731	60,092
Harley-Davidson, Inc.	1,200	58,896
Hasbro, Inc.	1,500	55,080
Bed Bath & Beyond, Inc.*	800	52,616
Nissan Motor Company Ltd.	4,700	50,014
Nikon Corp.	1,600	48,547
Jupiter Telecommunications Company Ltd.	47	47,062
Netflix, Inc.*	400	46,016
Informa plc	6,288	44,408

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Discretionary - 8.8% (continued)
Marriott International, Inc. — Class A	1,138	$43,073
Inditex S.A.	449	43,011
Accor S.A.	1,195	42,668
Harman International Industries, Inc.	900	42,129
Starwood Hotels & Resorts Worldwide, Inc.	700	39,487
Aisin Seiki Company Ltd.	1,000	35,101
Benesse Holdings, Inc.	700	34,877
Parkson Retail Group Ltd.	30,500	34,838
GKN plc	10,153	33,472
Lennar Corp. — Class A	1,200	32,616
TRW Automotive Holdings Corp.*	700	32,515
Liberty Global, Inc. — Class A*	605	30,298
PDG Realty S.A. Empreendimentos e Participacoes	8,100	27,936
Lojas Renner S.A.	800	27,376
Television Broadcasts Ltd.	4,000	26,965
Zhongsheng Group Holdings Ltd.	13,500	26,772
Autoliv, Inc.	394	26,352
Ford Motor Co.	2,100	26,229
Lowe’s Companies, Inc.	800	25,104
Groupon, Inc. — Class A*	1,300	23,894
Pool Corp.	632	23,649
Gentex Corp.	840	20,580
McGraw-Hill Companies, Inc.	400	19,388
Aegis Group plc	6,496	19,203
Dick’s Sporting Goods, Inc.	370	17,790
Toll Brothers, Inc.*	740	17,753
Fossil, Inc.*	130	17,157
Hibbett Sports, Inc.*	300	16,365
Koito Manufacturing Company Ltd.	1,000	16,173
Mohawk Industries, Inc.*	210	13,967
International Game Technology	800	13,432
H&R Block, Inc.	800	13,176
Rent-A-Center, Inc. — Class A	340	12,835
DISH Network Corp. — Class A	380	12,513
Wynn Resorts Ltd.	100	12,488
Esprit Holdings Ltd.	5,555	11,159
Charter Communications, Inc. — Class A*	170	10,787
American Eagle Outfitters, Inc.	620	10,658
Advance Auto Parts, Inc.	120	10,628
Choice Hotels International, Inc.	270	10,082
Gaylord Entertainment Co.*	320	9,856
Williams-Sonoma, Inc.	260	9,745
MGM Resorts International*	672	9,153
Lamar Advertising Co. — Class A*	280	9,075
Madison Square Garden Co. — Class A*	265	9,063
Liberty Media Corp. - Liberty Capital — Class A*	90	7,934
Thor Industries, Inc.	240	7,574
Sonic Corp.*	960	7,373
Winnebago Industries, Inc.*	580	5,684
Culp, Inc.*	440	4,831
Ascena Retail Group, Inc.*	108	4,787

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Consumer Discretionary - 8.8% (continued)
iRobot Corp.*	150	$4,089
Royal Caribbean Cruises Ltd.	130	3,826
AMC Networks, Inc. — Class A*	75	3,347
Education Management Corp.*	240	3,286
Ameristar Casinos, Inc.	175	3,260
Ascent Capital Group, Inc. — Class A*	43	2,033
Anvil Holdings, Inc.*,††	30	90

Total Consumer Discretionary		5,803,672

Industrials - 7.5%
General Electric Co.	24,100	483,687
Danaher Corp.	5,000	280,000
Boeing Co.	3,290	244,677
United Technologies Corp.	2,910	241,355
3M Co.	2,600	231,946
United Parcel Service, Inc. — Class B	2,400	193,728
Honeywell International, Inc.	2,900	177,045
Caterpillar, Inc.	1,600	170,432
Emerson Electric Co.	3,100	161,757
Cummins, Inc.	1,100	132,044
Union Pacific Corp.	1,200	128,975
Ingersoll-Rand plc	3,100	128,184
CSX Corp.	5,200	111,904
FedEx Corp.	1,200	110,352
Stericycle, Inc.*	1,300	108,732
Mitsubishi Corp.	4,500	104,361
Cooper Industries plc	1,500	95,925
Precision Castparts Corp.	500	86,450
SembCorp Industries Ltd.	18,900	79,383
Textron, Inc.	2,800	77,924
Hutchison Whampoa Ltd.	7,700	76,944
Mitsui & Company Ltd.	4,600	75,398
Siemens AG	723	72,893
Mitsubishi Electric Corp.	8,000	70,733
Rolls-Royce Holdings plc*	5,241	68,075
Central Japan Railway Co.	7	57,664
Fastenal Co.	900	48,690
Legrand S.A.	1,320	48,575
Koninklijke Philips Electronics N.V.*	2,338	47,399
ABB Ltd.*	2,306	47,310
Cookson Group plc	4,204	46,468
AP Moeller - Maersk A — Class B*	6	46,327
Bouygues S.A.	1,431	43,765
Carillion plc	9,007	42,993
Fluor Corp.	700	42,028
Pall Corp.	700	41,741
Robert Half International, Inc.	1,300	39,390
Tyco International Ltd.	700	39,326
DCC plc	1,582	39,173
Ryder System, Inc.	700	36,960
Raytheon Co.	700	36,946
CH Robinson Worldwide, Inc.	500	32,745
Cintas Corp.	800	31,296
Southwest Airlines Co.	3,100	25,544
Stanley Black & Decker, Inc.	300	23,088
Cargotec Oyj — Class B	597	22,805
Manpower, Inc.	430	20,369

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Industrials - 7.5% (continued)
Makita Corp.	500	$20,051
Nordson Corp.	350	19,079
Hubbell, Inc. — Class B	240	18,859
RailAmerica, Inc.*	860	18,456
Kansas City Southern*	250	17,923
Verisk Analytics, Inc. — Class A*	360	16,909
Waste Connections, Inc.	500	16,265
Applied Industrial Technologies, Inc.	370	15,218
Knight Transportation, Inc.	860	15,188
Expeditors International of Washington, Inc.	300	13,953
UTI Worldwide, Inc.	770	13,267
Middleby Corp.*	130	13,153
Greenbrier Companies, Inc.*	630	12,468
Corporate Executive Board Co.	270	11,613
Herman Miller, Inc.	500	11,480
Babcock & Wilcox Co.*	445	11,459
Covanta Holding Corp.	700	11,361
Aegion Corp. — Class A*	630	11,233
FTI Consulting, Inc.*	290	10,881
Actuant Corp. — Class A	360	10,436
Toshiba Machine Company Ltd.	2,000	10,122
John Bean Technologies Corp.	598	9,688
Consolidated Graphics, Inc.*	210	9,503
Navigant Consulting, Inc.*	680	9,459
Nippon Yusen KK	3,000	9,421
General Cable Corp.*	320	9,306
Belden, Inc.	220	8,340
HEICO Corp. — Class A	205	8,231
American Reprographics Co.*	1,380	7,438
Harsco Corp.	310	7,273
CLARCOR, Inc.	130	6,382
H&E Equipment Services, Inc.*	320	6,054
Oshkosh Corp.*	260	6,024
IDEX Corp.	140	5,898
USG Corp.*	300	5,160
American Science & Engineering, Inc.	60	4,023
United Continental Holdings, Inc.*	170	3,655
SkyWest, Inc.	260	2,873
A123 Systems, Inc.*	180	202

Total Industrials		4,991,810

Health Care - 7.3%
Pfizer, Inc.	20,572	466,161
Johnson & Johnson	6,758	445,758
Merck & Company, Inc.	8,336	320,102
UnitedHealth Group, Inc.	3,800	223,972
GlaxoSmithKline plc ADR	4,500	202,095
Sanofi	2,539	197,194
Abbott Laboratories	2,600	159,354
Gilead Sciences, Inc.*	3,200	156,319
Amgen, Inc.	2,210	150,258
Bristol-Myers Squibb Co.	3,900	131,625
Stryker Corp.	2,200	122,056
WellPoint, Inc.	1,600	118,080
Celgene Corp.*	1,500	116,280
Covidien plc	2,075	113,461
DENTSPLY International, Inc.	2,700	108,351

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Health Care - 7.3% (continued)
Baxter International, Inc.	1,800	$107,604
Express Scripts Holding Co.	1,800	97,524
McKesson Corp.	1,100	96,547
Bayer AG	1,295	91,095
Thermo Fisher Scientific, Inc.	1,600	90,208
Medco Health Solutions, Inc.*	1,100	77,330
Allergan, Inc.	800	76,344
Biogen Idec, Inc.*	600	75,582
Fresenius SE & Company KGaA	705	72,301
Elekta AB — Class B	1,286	65,098
Zimmer Holdings, Inc.	1,000	64,280
CSL Ltd.	1,596	59,330
Agilent Technologies, Inc.	1,200	53,412
Astellas Pharma, Inc.	1,200	49,281
St. Jude Medical, Inc.	1,100	48,741
Roche Holding AG	273	47,511
HCA Holdings, Inc.	1,800	44,532
Edwards Lifesciences Corp.*	600	43,638
Quest Diagnostics, Inc.	700	42,805
DaVita, Inc.*	400	36,068
AmerisourceBergen Corp.	900	35,712
CR Bard, Inc.	300	29,616
Humana, Inc.	300	27,744
Henry Schein, Inc.*	300	22,704
Dendreon Corp.*	1,790	19,072
Gen-Probe, Inc.*	280	18,595
Alexion Pharmaceuticals, Inc.*	200	18,572
Pharmacyclics, Inc.*	650	18,044
AMERIGROUP Corp.*	260	17,493
Medicines Co.*	830	16,658
Chugai Pharmaceutical Company Ltd.	900	16,589
Illumina, Inc.*	310	16,309
Hospira, Inc.*	400	14,956
Life Technologies Corp.*	300	14,646
Hologic, Inc.*	648	13,964
Alkermes plc*	750	13,913
Omnicare, Inc.	390	13,872
Covance, Inc.*	260	12,384
Incyte Corporation Ltd.*	630	12,159
Human Genome Sciences, Inc.*	1,010	8,322
Theravance, Inc.*	400	7,800
Community Health Systems, Inc.*	300	6,672
Thoratec Corp.*	190	6,405
LifePoint Hospitals, Inc.*	160	6,310
Techne Corp.	90	6,309
Neurocrine Biosciences, Inc.*	750	5,978
Allscripts Healthcare Solutions, Inc.*	300	4,980
STERIS Corp.	140	4,427
Cubist Pharmaceuticals, Inc.*	100	4,325
Exelixis, Inc.*	700	3,626
Charles River Laboratories International, Inc.*	100	3,609
Maxygen, Inc.*	610	3,501
Acorda Therapeutics, Inc.*	130	3,452
Idenix Pharmaceuticals, Inc.*	350	3,427

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Health Care - 7.3% (continued)
Health Management Associates, Inc. — Class A*	340	$2,285
BioMarin Pharmaceutical, Inc.*	60	2,055
Vertex Pharmaceuticals, Inc.*	50	2,051
Medicis Pharmaceutical Corp. — Class A	30	1,128
Codexis, Inc.*	26	95

Total Health Care		4,810,056

Energy - 7.2%
Exxon Mobil Corp.	12,707	1,102,079
Chevron Corp.	5,650	605,906
Schlumberger Ltd.	4,314	301,678
Royal Dutch Shell plc — Class B ADR	3,000	211,890
Occidental Petroleum Corp.	1,600	152,368
ConocoPhillips	1,900	144,419
Devon Energy Corp.	2,000	142,239
Spectra Energy Corp.	4,200	132,510
Williams Companies, Inc.	4,100	126,321
Statoil ASA	4,169	113,200
Baker Hughes, Inc.	2,240	93,946
Apache Corp.	900	90,396
Hess Corp.	1,400	82,530
Murphy Oil Corp.	1,300	73,151
BG Group plc	3,145	72,846
Southwestern Energy Co.*	2,300	70,380
ENI SpA	2,888	67,756
Noble Corp.*	1,600	59,952
FMC Technologies, Inc.*	1,184	59,697
Newfield Exploration Co.*	1,700	58,956
BP plc ADR	1,300	58,500
El Paso Corp.	1,800	53,190
Halliburton Co.	1,600	53,104
Marathon Petroleum Corp.	1,200	52,032
Beach Energy Ltd.	33,459	50,945
Cimarex Energy Co.	650	49,056
Concho Resources, Inc.*	460	46,957
Petroleo Brasileiro S.A. ADR	1,800	46,008
China Oilfield Services Ltd. — Class H	32,000	45,905
EOG Resources, Inc.	400	44,440
Valero Energy Corp.	1,700	43,809
Consol Energy, Inc.	1,200	40,920
Saipem SpA	750	38,743
Peabody Energy Corp.	1,300	37,648
Cameron International Corp.*	700	36,981
Pioneer Natural Resources Co.	300	33,477
McDermott International, Inc.*	2,200	28,182
Whiting Petroleum Corp.*	460	24,978
Equities Corp.	500	24,105
Arch Coal, Inc.	2,050	21,956
WPX Energy, Inc.*	1,166	21,000
HollyFrontier Corp.	580	18,647
WorleyParsons Ltd.	555	16,458
Fugro N.V.	229	16,316
Modec, Inc.	600	12,407
Range Resources Corp.	200	11,628
Westmoreland Coal Co.*	820	9,159

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Energy - 7.2% (continued)
Superior Energy Services, Inc.*	316	$8,330
Northern Oil and Gas, Inc.*	320	6,637
Contango Oil & Gas Co.*	110	6,480
Ultra Petroleum Corp.*	280	6,336
Venoco, Inc.*	480	5,203
Goodrich Petroleum Corp.*	270	5,135
Comstock Resources, Inc.*	290	4,591
Exterran Holdings, Inc.*	220	2,902
Quicksilver Resources, Inc.*	480	2,419
RigNet, Inc.*	130	2,279
GeoMet, Inc.*	2,040	1,367

Total Energy		4,750,450

Consumer Staples - 6.0%
Procter & Gamble Co.	7,773	522,424
PepsiCo, Inc.	5,997	397,901
Coca-Cola Co.	4,700	347,847
Philip Morris International, Inc.	3,830	339,377
Nestle S.A.	3,940	247,914
Wal-Mart Stores, Inc.	2,400	146,880
TESCO plc	26,714	141,016
General Mills, Inc.	3,400	134,130
Altria Group, Inc.	4,300	132,741
Kraft Foods, Inc. — Class A	3,325	126,383
Whole Foods Market, Inc.	1,500	124,800
Colgate-Palmolive Co.	1,200	117,336
CVS Caremark Corp.	2,568	115,046
Kellogg Co.	2,100	112,623
Unilever plc	3,214	106,114
Coca-Cola Enterprises, Inc.	3,500	100,100
Kroger Co.	3,700	89,651
Molson Coors Brewing Co. — Class B	1,900	85,975
Pernod-Ricard S.A.	801	83,759
Avon Products, Inc.	3,900	75,504
Energizer Holdings, Inc.*	880	65,278
Kirin Holdings Company Ltd.	5,000	64,682
L’Oreal S.A.	470	57,980
FamilyMart Company Ltd.	1,300	54,958
Dr Pepper Snapple Group, Inc.	1,100	44,231
Archer-Daniels-Midland Co.	1,300	41,158
Boston Beer Company, Inc. — Class A*	180	19,222
House Foods Corp.	700	11,964
Alliance One International, Inc.*	3,160	11,913
Monster Beverage Corp.*	180	11,176
Tootsie Roll Industries, Inc.	422	9,675
Casey’s General Stores, Inc.	170	9,428
Pantry, Inc.*	370	4,814
Church & Dwight Company, Inc.	80	3,935
Green Mountain Coffee Roasters, Inc.*	80	3,747
Bunge Ltd.	20	1,369
Reed’s, Inc.*	770	1,332

Total Consumer Staples		3,964,383

Materials - 2.8%
Monsanto Co.	1,900	151,544
Praxair, Inc.	1,000	114,640
Freeport-McMoRan Copper & Gold, Inc.	2,838	107,957

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Materials - 2.8% (continued)
BHP Billiton Ltd.	2,808	$100,663
PPG Industries, Inc.	900	86,220
Rio Tinto Ltd.	1,233	83,524
BASF SE	839	73,398
International Paper Co.	2,000	70,200
LyondellBasell Industries N.V. — Class A	1,570	68,530
Newmont Mining Corp.	1,300	66,651
BHP Billiton plc	2,037	62,138
Asahi Kasei Corp.	10,000	61,722
Potash Corporation of Saskatchewan, Inc.	1,300	59,397
Dow Chemical Co.	1,700	58,888
Umicore S.A.	996	54,871
Sherwin-Williams Co.	500	54,335
Nucor Corp.	1,200	51,540
Martin Marietta Materials, Inc.	540	46,240
EI du Pont de Nemours & Co.	751	39,728
SSAB AB — Class A	3,837	36,277
Vulcan Materials Co.	800	34,184
Agnico-Eagle Mines Ltd.[1]	1,000	33,325
Wacker Chemie AG	338	29,804
United States Steel Corp.	900	26,433
Air Water, Inc.	2,000	25,800
Antofagasta plc	1,389	25,574
Ball Corp.	500	21,440
Air Products & Chemicals, Inc.	200	18,360
Koppers Holdings, Inc.	460	17,738
Domtar Corp.	173	16,501
Allied Nevada Gold Corp.*	500	16,265
American Vanguard Corp.	740	16,051
Carpenter Technology Corp.	300	15,669
Cabot Corp.	360	15,365
Kobe Steel Ltd.	8,000	12,948
Clearwater Paper Corp.*	380	12,620
Albemarle Corp.	190	12,145
Showa Denko KK	5,000	11,354
Haynes International, Inc.	150	9,503
Tosoh Corp.	3,000	8,334
Steel Dynamics, Inc.	530	7,706
Myers Industries, Inc.	500	7,375
Senomyx, Inc.*	2,310	6,329

Total Materials		1,849,286

Telecommunication Services - 2.2%
AT&T, Inc.	19,292	602,489
Vodafone Group plc ADR	7,000	193,689
Verizon Communications, Inc.	3,300	126,159
Telecom Italia SpA - Savings Shares	80,035	78,674
Crown Castle International Corp.*	1,400	74,676
Telefonica S.A.	4,267	69,917
America Movil SAB de CV ADR	2,700	67,041
Sprint Nextel Corp.*	18,900	53,865
Telstra Corporation Ltd.	15,665	53,382
KDDI Corp.	8	51,794
Softbank Corp.*	1,300	38,424
Hutchison Telecommunications Hong Kong Holdings Ltd.	36,000	15,252

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 65.4% (continued)
Telecommunication Services - 2.2% (continued)
SBA Communications Corp. — Class A*	210	$10,670
NII Holdings, Inc.*	350	6,409
NTELOS Holdings Corp.	215	4,451
Lumos Networks Corp.	315	3,389
Leap Wireless International, Inc.*	240	2,095

Total Telecommunication Services		1,452,376

Utilities - 1.9%
AES Corp.*	11,700	152,919
FirstEnergy Corp.	2,634	120,084
SSE plc	5,027	106,868
Edison International	2,400	102,024
Exelon Corp.	2,600	101,946
PG&E Corp.	2,200	95,501
Sempra Energy	1,500	89,940
Entergy Corp.	1,300	87,360
E.ON AG	2,686	64,342
Calpine Corp.*	3,680	63,333
GDF Suez	2,267	58,569
CenterPoint Energy, Inc.	2,400	47,328
TECO Energy, Inc.	1,800	31,590
NRG Energy, Inc.*	1,500	23,505
OGE Energy Corp.	330	17,655
American Electric Power Company, Inc.	400	15,432
Southwest Gas Corp.	320	13,678
National Fuel Gas Co.	270	12,992
MDU Resources Group, Inc.	540	12,091
PNM Resources, Inc.	510	9,333
GenOn Energy, Inc.*	3,574	7,434
Chesapeake Utilities Corp.	170	6,990
Beach Petroleum*	3,350	5,101

Total Utilities		1,246,015

Total Common Stocks (Cost $35,212,244)		43,354,972

PREFERRED STOCKS† - 0.0%
GMAC Capital Trust I
8.13% due 02/15/40 [2]	450	10,399
Ally Financial, Inc.
8.50% [2,3]	325	7,056
General Motors Co.
4.75% due 12/01/13	150	6,278

Total Preferred Stocks (Cost $23,367)		23,733

SHORT TERM INVESTMENTS†† - 1.8%
T. Rowe Price Reserve Investment Fund	1,185,606	1,185,606
State Street General Account Money Market Fund	2	2

Total Short Term Investments (Cost $1,185,608)		1,185,608

	Face
	Amount	Value
CORPORATE BONDS†† - 12.0%
Financials -3.3%
General Electric Capital Corp.
2.10% due 01/07/14	$105,000	$107,178
5.30% due 02/11/21	10,000	10,830

	Face
	Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Financials -3.3% (continued)
Morgan Stanley
4.10% due 01/26/15	$110,000	$110,383
JPMorgan Chase & Co.
6.00% due 01/15/18	60,000	69,409
4.50% due 01/24/22	35,000	36,411
SLM Corp.
8.45% due 06/15/18	25,000	27,875
5.38% due 05/15/14	25,000	25,815
6.00% due 01/25/17	25,000	25,750
5.05% due 11/14/14	25,000	25,619
Merrill Lynch & Company, Inc.
6.88% due 04/25/18	45,000	50,025
7.75% due 05/14/38	35,000	38,200
Citigroup, Inc.
4.59% due 12/15/15	30,000	31,593
5.38% due 08/09/20	25,000	26,852
6.50% due 08/19/13	25,000	26,448
E*Trade Financial Corp.
12.50% due 11/30/17	57,000	66,334
HSBC Holdings plc
5.10% due 04/05/21	50,000	54,053
CIT Group, Inc.
6.63% due 04/01/18[1,4]	25,000	27,094
5.50% due 02/15/19[1,4]	25,000	25,500
Wells Fargo & Co.
4.60% due 04/01/21	25,000	26,810
3.50% due 03/08/22	25,000	24,612
PNC Funding Corp.
5.63% due 02/01/17	35,000	39,060
4.38% due 08/11/20	10,000	10,856
ProLogis, LP
4.50% due 08/15/17	25,000	25,753
6.63% due 12/01/19	20,000	22,494
Goldman Sachs Group, Inc.
6.15% due 04/01/18	35,000	37,752
3.70% due 08/01/15	10,000	10,176
American International Group, Inc.
4.25% due 09/15/14	15,000	15,476
3.80% due 03/22/17	15,000	15,188
5.85% due 01/16/18	10,000	10,875
5.45% due 05/18/17	5,000	5,375
Svensk Exportkredit AB
5.13% due 03/01/17	40,000	45,458
Sun Life Financial Global Funding III LLC
0.85% due 10/06/13 [1,2,4]	45,000	44,525
Fifth Third Bancorp
8.25% due 03/01/38	25,000	33,186
3.50% due 03/15/22	10,000	9,771
American Tower Corp.
4.70% due 03/15/22	40,000	40,322
Reinsurance Group of America, Inc.
6.45% due 11/15/19	15,000	16,838
5.63% due 03/15/17	10,000	10,806
5.00% due 06/01/21	10,000	10,396

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† — 12.0% (continued)
Financials — 3.3% (continued)
ERAC USA Finance LLC
5.25% due 10/01/20[1,4]	$20,000	$21,683
4.50% due 08/16/21[1,4]	15,000	15,382
Caterpillar Financial Services Corp.
2.05% due 08/01/16	35,000	35,956
Capital One Financial Corp.
2.13% due 07/15/14	25,000	25,143
2.15% due 03/23/15	10,000	10,015
Discover Financial Services
10.25% due 07/15/19	25,000	32,820
Prudential Financial, Inc.
4.75% due 09/17/15	30,000	32,565
Ford Motor Credit Company LLC
12.00% due 05/15/15	25,000	30,875
US Bancorp
3.44% due 02/01/16	30,000	30,812
Royal Bank of Scotland plc
3.40% due 08/23/13	30,000	30,403
RCI Banque S.A.
4.60% due 04/12/16[1,4]	30,000	30,118
Jefferies Group, Inc.
3.88% due 11/09/15	30,000	29,625
Kilroy Realty, LP
6.63% due 06/01/20	25,000	28,105
Goldman Sachs Capital I
6.35% due 02/15/34	30,000	27,994
Regency Centers, LP
5.88% due 06/15/17	15,000	16,775
6.00% due 06/15/20	10,000	11,150
Ally Financial, Inc.
8.00% due 03/15/20	25,000	27,813
Seminole Indian Tribe of Florida
7.75% due 10/01/17[1,4]	25,000	27,094
CNH Capital LLC
6.25% due 11/01/16[1,4]	25,000	26,813
Hospitality Properties Trust
5.63% due 03/15/17	25,000	26,666
Rouse Company, LP
6.75% due 11/09/15	25,000	26,281
Nuveen Investments, Inc.
10.50% due 11/15/15	25,000	25,906
HUB International Holdings, Inc.
10.25% due 06/15/15[1,4]	25,000	25,781
Host Hotels & Resorts, LP
6.75% due 06/01/16	25,000	25,750
Pinnacle Foods Finance LLC
9.25% due 04/01/15	25,000	25,688
GTP Acquisition Partners I LLC
4.35% due 06/15/16[1,4]	25,000	25,681
John Deere Capital Corp.
2.75% due 03/15/22	25,000	24,543
CNA Financial Corp.
5.88% due 08/15/20	20,000	21,439
SunTrust Banks, Inc.
3.60% due 04/15/16	20,000	20,666
Banque PSA Finance S.A.
4.38% due 04/04/16[1,4]	20,000	19,894

	Face Amount	Value
CORPORATE BONDS†† — 12.0% (continued)
Financials — 3.3% (continued)
Provident Funding Associates, LP
10.13% due 02/15/19[1,4]	$25,000	$18,375
Ameriprise Financial, Inc.
7.30% due 06/28/19	15,000	18,273
KeyCorp
5.10% due 03/24/21	10,000	11,022
3.75% due 08/13/15	5,000	5,285
Provident Companies, Inc.
7.00% due 07/15/18	15,000	15,985
Lincoln National Corp.
4.85% due 06/24/21	15,000	15,835
Toronto-Dominion Bank
2.50% due 07/14/16	15,000	15,473
JPMorgan Chase Capital XXVII
7.00% due 11/01/39	15,000	15,203
USB Capital XIII Trust
6.63% due 12/15/39	15,000	15,141
Unum Group
5.63% due 09/15/20	10,000	10,583
Regions Financial Corp.
5.75% due 06/15/15	10,000	10,475
Raymond James Financial, Inc.
4.25% due 04/15/16	10,000	10,328
Ventas Realty, LP
3.13% due 11/30/15	10,000	10,260
UnumProvident Finance Co. plc
6.85% due 11/15/15[1,4]	5,000	5,471
Aflac, Inc.
2.65% due 02/15/17	5,000	5,057

Total Financials		2,183,300

Energy — 1.8%
Petrobras International Finance Co.—Pifco
5.88% due 03/01/18	35,000	39,258
7.88% due 03/15/19	15,000	18,507
5.75% due 01/20/20	10,000	11,078
Anadarko Petroleum Corp.
6.38% due 09/15/17	45,000	53,469
Consol Energy, Inc.
8.25% due 04/01/20	50,000	52,250
Enterprise Products Operating LLC
5.95% due 02/01/41	20,000	22,281
3.20% due 02/01/16	15,000	15,783
7.55% due 04/15/38	10,000	12,814
Buckeye Partners, LP
5.50% due 08/15/19	25,000	26,926
6.05% due 01/15/18	15,000	16,925
Hess Corp.
7.88% due 10/01/29	20,000	26,616
6.00% due 01/15/40	10,000	11,454
Weatherford International Ltd.
6.75% due 09/15/40	25,000	27,862
4.50% due 04/15/22	10,000	10,105
Equities Corp.
4.88% due 11/15/21	35,000	35,418
Canadian Natural Resources Ltd.
6.25% due 03/15/38	25,000	30,546

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† — 12.0% (continued)
Energy — 1.8% (continued)
Kinder Morgan Energy Partners, LP
3.95% due 09/01/22	$25,000	$24,752
4.15% due 03/01/22	5,000	5,045
Williams Partners, LP
6.30% due 04/15/40	25,000	29,061
Magellan Midstream Partners, LP
6.55% due 07/15/19	20,000	23,653
4.25% due 02/01/21	5,000	5,179
Plains All American Pipeline, LP
5.75% due 01/15/20	20,000	22,868
6.50% due 05/01/18	5,000	5,952
Cie Generale de Geophysique—Veritas
9.50% due 05/15/16	25,000	27,500
Antero Resources Finance Corp.
9.38% due 12/01/17	25,000	27,062
Concho Resources, Inc.
7.00% due 01/15/21	25,000	26,813
Rowan Companies, Inc.
5.00% due 09/01/17	25,000	26,614
SM Energy Co.
6.63% due 02/15/19	25,000	26,500
Berry Petroleum Co.
6.75% due 11/01/20	25,000	26,438
Regency Energy Partners, LP
6.88% due 12/01/18	25,000	26,438
MEG Energy Corp.
6.50% due 03/15/21[1,4]	25,000	26,188
Swift Energy Co.
7.88% due 03/01/22[1,4]	25,000	25,750
Nabors Industries, Inc.
9.25% due 01/15/19	20,000	25,675
Kinder Morgan, Inc.
6.50% due 09/01/12	25,000	25,500
Chesapeake Energy Corp.
6.63% due 08/15/20	25,000	25,438
Bill Barrett Corp.
7.63% due 10/01/19	25,000	25,375
WPX Energy, Inc.
6.00% due 01/15/22[1,4]	25,000	25,000
Talisman Energy, Inc.
3.75% due 02/01/21	25,000	24,578
Peabody Energy Corp.
6.00% due 11/15/18[1,4]	25,000	24,500
Exterran Holdings, Inc.
7.25% due 12/01/18	25,000	24,000
Ferrellgas, LP
6.50% due 05/01/21	25,000	22,563
EXCO Resources, Inc.
7.50% due 09/15/18	25,000	22,250
Petroleos de Venezuela S.A.
8.50% due 11/02/17[1,4]	25,000	22,225
Noble Energy, Inc.
6.00% due 03/01/41	20,000	22,176
Enbridge Energy Partners, LP
5.20% due 03/15/20	10,000	11,099
5.50% due 09/15/40	10,000	10,608

	Face Amount	Value
CORPORATE BONDS†† — 12.0% (continued)
Energy — 1.8% (continued)
BP Capital Markets plc
3.13% due 10/01/15	$20,000	$21,139
Energy Transfer Partners, LP
5.20% due 02/01/22	20,000	20,923
Ensco plc
3.25% due 03/15/16	20,000	20,865
NuStar Logistics, LP
4.80% due 09/01/20	20,000	20,320
Valero Energy Corp.
6.13% due 06/15/17	15,000	17,261
El Paso Natural Gas Co.
5.95% due 04/15/17	13,000	14,349
Petrohawk Energy Corp.
7.25% due 08/15/18	10,000	11,438
Enogex LLC
6.25% due 03/15/20[1,4]	10,000	11,110
Apache Corp.
5.10% due 09/01/40	5,000	5,459

Total Energy		1,220,956

Telecommunication Services — 1.3%
AT&T, Inc.
5.63% due 06/15/16	50,000	57,977
Intelsat Jackson Holdings S.A.
8.50% due 11/01/19	50,000	54,875
News America, Inc.
6.40% due 12/15/35	30,000	34,011
4.50% due 02/15/21	15,000	15,995
Crown Castle Towers LLC
6.11% due 01/15/20[1,4]	38,000	42,234
Telecom Italia Capital S.A.
5.25% due 11/15/13	30,000	30,825
6.18% due 06/18/14	10,000	10,525
Telefonica Emisiones SAU
6.22% due 07/03/17	25,000	26,424
3.99% due 02/16/16	10,000	9,954
America Movil SAB de CV
5.63% due 11/15/17	30,000	34,928
DISH DBS Corp.
7.88% due 09/01/19	25,000	28,749
Digicel Ltd.
12.00% due 04/01/14[1,4]	25,000	27,937
CSC Holdings LLC
8.50% due 04/15/14	25,000	27,812
UPC Holding BV
9.88% due 04/15/18[1,4]	25,000	27,625
Videotron Ltee
9.13% due 04/15/18	25,000	27,625
SBA Telecommunications, Inc.
8.25% due 08/15/19	25,000	27,562
Windstream Corp.
7.88% due 11/01/17	25,000	27,563
Sprint Nextel Corp.
9.00% due 11/15/18[1,4]	25,000	27,438
Level 3 Financing, Inc.
9.38% due 04/01/19	25,000	27,313

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Telecommunication Services - 1.3% (continued)
CC Holdings GS V LLC
7.75% due 05/01/17[1,4]	$25,000	$27,250
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63% due 11/15/17[1,4]	25,000	26,844
CCO Holdings LLC
7.25% due 10/30/17	25,000	26,813
West Corp.
7.88% due 01/15/19	25,000	26,625
CommScope, Inc.
8.25% due 01/15/19[1,4]	25,000	26,625
TCM Sub LLC
3.55% due 01/15/15[1,4]	25,000	26,421
MetroPCS Wireless, Inc.
7.88% due 09/01/18	25,000	26,313
Intelsat Luxembourg S.A.
11.50% due 02/04/17[1,4]	25,000	25,750
Avaya, Inc.
10.12% due 11/01/15	25,000	24,750
Cricket Communications, Inc.
7.75% due 10/15/20	25,000	24,563
Nielsen Finance LLC
11.63% due 02/01/14	16,000	18,480
Historic TW, Inc.
6.88% due 06/15/18	15,000	18,386
COX Communications, Inc.
8.38% due 03/01/39[1,4]	10,000	14,080

Total Telecommunication Services		880,272

Consumer Discretionary - 1.1%
Sirius XM Radio, Inc.
8.75% due 04/01/15[1,4]	50,000	56,749
NBCUniversal Media LLC
5.15% due 04/30/20	50,000	56,590
Omnicom Group, Inc.
4.45% due 08/15/20	45,000	48,420
Interpublic Group of Companies, Inc.
4.00% due 03/15/22	30,000	29,377
10.00% due 07/15/17	15,000	17,175
Hyatt Hotels Corp.
3.88% due 08/15/16	35,000	36,476
MGM Resorts International
10.38% due 05/15/14	25,000	28,344
DIRECTV Holdings LLC
5.88% due 10/01/19	15,000	17,151
3.55% due 03/15/15	10,000	10,560
QVC, Inc.
7.50% due 10/01/19[1,4]	25,000	27,438
DineEquity, Inc.
9.50% due 10/30/18	25,000	27,375
Regal Entertainment Group
9.13% due 08/15/18	25,000	27,375
Ticketmaster Entertainment LLC
10.75% due 08/01/16	25,000	26,906
Univision Communications, Inc.
7.88% due 11/01/20[1,4]	25,000	26,250

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Consumer Discretionary - 1.1% (continued)
Shea Homes, LP
8.63% due 05/15/19[1,4]	$25,000	$26,000
CCO Holdings LLC
6.63% due 01/31/22	25,000	25,938
Academy Ltd.
9.25% due 08/01/19[1,4]	25,000	25,656
British Sky Broadcasting Group plc
6.10% due 02/15/18[1,4]	20,000	23,460
inVentiv Health, Inc.
10.00% due 08/15/18[1,4]	25,000	22,625
O’Reilly Automotive, Inc.
4.88% due 01/14/21	20,000	21,376
Time Warner Cable, Inc.
5.50% due 09/01/41	20,000	20,951
Kohl’s Corp.
4.00% due 11/01/21	20,000	20,632
RadioShack Corp.
6.75% due 05/15/19	25,000	19,969
Marriott International, Inc.
3.00% due 03/01/19	20,000	19,670
Grupo Televisa SAB
6.63% due 01/15/40	15,000	16,938
WPP Finance 2010
4.75% due 11/21/21[1,4]	15,000	15,686
Comcast Corporation
6.95% due 08/15/37	10,000	12,661
Advance Auto Parts, Inc.
5.75% due 05/01/20	5,000	5,574

Total Consumer Discretionary		713,322

Utilities - 1.1%
Petroleos Mexicanos
4.88% due 01/24/22[1,4]	90,000	94,500
FirstEnergy Corp.
7.38% due 11/15/31	35,000	43,088
Nisource Finance Corp.
5.95% due 06/15/41	25,000	27,369
6.25% due 12/15/40	5,000	5,543
Black Hills Corp.
6.50% due 05/15/13	30,000	31,486
Nevada Power Co.
7.13% due 03/15/19	25,000	31,391
DPL, Inc.
7.25% due 10/15/21[1,4]	25,000	27,750
AES Corp.
7.38% due 07/01/21[1,4]	25,000	27,625
Constellation Energy Group, Inc.
5.15% due 12/01/20	25,000	27,531
Consumers Energy Co.
6.00% due 02/15/14	25,000	27,216
SESI LLC
7.13% due 12/15/21[1,4]	25,000	27,000
Calpine Corp.
7.50% due 02/15/21[1,4]	25,000	26,688
AmeriGas Finance LLC
7.00% due 05/20/22	25,000	25,500
Noble Holding International Ltd.
5.25% due 03/15/42	25,000	24,836

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Utilities - 1.1% (continued)
Tampa Electric Co.
6.15% due 05/15/37	$20,000	$24,784
Nabors Industries, Inc.
4.63% due 09/15/21	20,000	20,866
LG&E and KU Energy LLC
2.13% due 11/15/15	20,000	20,082
DCP Midstream Operating, LP
3.25% due 10/01/15	20,000	20,066
Massachusetts Electric Co.
5.90% due 11/15/39[1,4]	15,000	17,917
Exelon Generation Company LLC
6.25% due 10/01/39	15,000	17,552
Westar Energy, Inc.
5.10% due 07/15/20	15,000	17,060
Public Service Company of Oklahoma
5.15% due 12/01/19	15,000	16,844
Allegheny Energy Supply Company LLC
6.75% due 10/15/39[1,4]	15,000	16,307
Transocean, Inc.
5.05% due 12/15/16	15,000	16,064
PPL WEM Holdings plc
3.90% due 05/01/16[1,4]	15,000	15,606
ONEOK, Inc.
4.25% due 02/01/22	15,000	15,182
Oncor Electric Delivery Co. LLC
4.55% due 12/01/41[1,4]	15,000	13,548
CenterPoint Energy Resources Corp.
5.85% due 01/15/41	10,000	11,384
AGL Capital Corp.
5.25% due 08/15/19	5,000	5,661
Southwest Gas Corp.
3.88% due 04/01/22	5,000	5,101

Total Utilities		701,547

Industrials - 0.8%
Delta Air Lines, Inc.
11.75% due 03/15/15[1,4]	25,000	26,937
7.75% due 12/17/19	8,772	10,001
GATX Corp.
4.85% due 06/01/21	20,000	20,417
3.50% due 07/15/16	15,000	15,255
Republic Services, Inc.
5.70% due 05/15/41	30,000	34,246
CDW LLC
8.00% due 12/15/18	25,000	27,063
TransDigm, Inc.
7.75% due 12/15/18	25,000	27,062
Spirit Aerosystems, Inc.
7.50% due 10/01/17	25,000	26,938
Kansas City Southern de Mexico S.A. de CV
6.13% due 06/15/21	25,000	26,907
Building Materials Corporation of America
6.75% due 05/01/21[1,4]	25,000	26,531

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Industrials - 0.8% (continued)
L-3 Communications Corp.
4.75% due 07/15/20	$25,000	$25,814
ARAMARK Holdings Corp.
8.63% due 05/01/16[1,4]	25,000	25,625
Union Pacific Corp.
4.75% due 09/15/41	25,000	25,503
International Lease Finance Corp.
6.63% due 11/15/13	25,000	25,500
Nortek, Inc.
8.50% due 04/15/21	25,000	24,750
Roper Industries, Inc.
6.25% due 09/01/19	20,000	23,464
Southwest Airlines Co.
5.13% due 03/01/17	20,000	21,762
Holcim US Finance Sarl & Cie SCS
6.00% due 12/30/19[1,4]	20,000	20,662
Valmont Industries, Inc.
6.63% due 04/20/20	15,000	17,166
Verisk Analytics, Inc.
5.80% due 05/01/21	15,000	16,015
Continental Airlines, Inc.
7.25% due 11/10/19	9,269	10,381
Continental Airlines 2010-1 Class A Pass Through Trust
4.75% due 01/12/21	9,807	10,200
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95% due 05/23/19	9,532	10,056
Canadian National Railway Co.
2.85% due 12/15/21	10,000	9,959
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30% due 04/15/19	5,000	5,331

Total Industrials		513,545

Health Care - 0.7%
Express Scripts Holding Co.
3.13% due 05/15/16	25,000	26,033
6.25% due 06/15/14	10,000	10,993
UnitedHealth Group, Inc.
4.63% due 11/15/41	15,000	15,004
4.70% due 02/15/21	10,000	11,217
3.88% due 10/15/20	10,000	10,563
CHS
8.00% due 11/15/19[1,4]	25,000	25,813
8.88% due 07/15/15	8,000	8,290
Cardinal Health, Inc.
4.63% due 12/15/20	25,000	27,549
Grifols, Inc.
8.25% due 02/01/18	25,000	27,063
Biomet, Inc.
11.63% due 10/15/17	25,000	27,030
HCA, Inc.
7.50% due 02/15/22	25,000	26,625
Life Technologies Corp.
4.40% due 03/01/15	20,000	21,375
3.50% due 01/15/16	5,000	5,193

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Health Care - 0.7% (continued)
Bausch & Lomb, Inc.
9.88% due 11/01/15	$25,000	$26,313
DaVita, Inc.
6.38% due 11/01/18	25,000	26,188
Tenet Healthcare Corp.
6.25% due 11/01/18[1,4]	25,000	25,813
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/19[1,4]	25,000	25,750
Health Management Associates, Inc.
7.38% due 01/15/20[1,4]	25,000	25,500
Vanguard Health Holding Co. II LLC
7.75% due 02/01/19	25,000	24,875
Amgen, Inc.
2.50% due 11/15/16	15,000	15,414
Agilent Technologies, Inc.
5.00% due 07/15/20	10,000	11,117
Gilead Sciences, Inc.
3.05% due 12/01/16	10,000	10,464
Medco Health Solutions, Inc.
2.75% due 09/15/15	10,000	10,280
Aristotle Holding, Inc.
3.90% due 02/15/22[1,4]	10,000	10,107
WellPoint, Inc.
4.35% due 08/15/20	5,000	5,412
AmerisourceBergen Corp.
3.50% due 11/15/21	5,000	5,101

Total Health Care		465,082

Materials - 0.7%
ArcelorMittal
3.75% due 08/05/15	45,000	45,710
3.75% due 03/01/16	5,000	4,996
Allegheny Technologies, Inc.
5.95% due 01/15/21	40,000	43,357
Barrick North America Finance LLC
5.70% due 05/30/41	40,000	42,837
International Paper Co.
4.75% due 02/15/22	35,000	36,883
Solutia, Inc.
8.75% due 11/01/17	25,000	28,343
Huntsman International LLC
8.63% due 03/15/21	25,000	28,063
Ashland, Inc.
9.13% due 06/01/17	25,000	27,719
Ball Corp.
7.13% due 09/01/16	25,000	27,250
JMC Steel Group
8.25% due 03/15/18[1,4]	25,000	26,000
Ecolab, Inc.
3.00% due 12/08/16	25,000	25,995
FMG Resources August 2006 Pty Ltd.
7.00% due 11/01/15[1,4]	25,000	25,500
Cascades, Inc.
7.88% due 01/15/20	25,000	24,688
Ryerson Holding Corp.
0.00% due 02/01/15	50,000	22,750

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Materials - 0.7% (continued)
Momentive Performance Materials, Inc.
11.50% due 12/01/16	$25,000	$20,750
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[1,4]	20,000	20,205
Celulosa Arauco y Constitucion S.A.
5.00% due 01/21/21	10,000	10,420

Total Materials		461,466

Information Technology - 0.6%
Xerox Corp.
6.75% due 02/01/17	100,000	115,740
6.35% due 05/15/18	25,000	29,006
2.95% due 03/15/17	5,000	5,052
Hewlett-Packard Co.
3.00% due 09/15/16	20,000	20,544
4.05% due 09/15/22	20,000	19,919
4.65% due 12/09/21	10,000	10,461
Seagate Technology HDD Holdings
6.80% due 10/01/16	25,000	27,563
Equinix, Inc.
7.00% due 07/15/21	25,000	27,438
Fidelity National Information Services, Inc.
7.63% due 07/15/17[1,4]	25,000	27,250
iGate Corp.
9.00% due 05/01/16	25,000	27,156
CDW LLC
12.54% due 10/12/17	25,000	27,156
First Data Corp.
12.63% due 01/15/21	25,000	25,063
MEMC Electronic Materials, Inc.
7.75% due 04/01/19	25,000	19,875
Fiserv, Inc.
3.13% due 06/15/16	10,000	10,218

Total Information Technology		392,441

Consumer Staples - 0.4%
Altria Group, Inc.
4.75% due 05/05/21	30,000	32,248
4.13% due 09/11/15	20,000	21,818
9.25% due 08/06/19	5,000	6,724
Reynolds American, Inc.
7.63% due 06/01/16	30,000	36,005
Reynolds Group Issuer, Inc.
7.13% due 04/15/19[1,4]	25,000	26,063
Del Monte Corp.
7.63% due 02/15/19	25,000	24,875
Bunge North America Finance, LP
5.90% due 04/01/17	20,000	22,305
Safeway, Inc.
3.40% due 12/01/16	20,000	20,740
Wesfarmers Ltd.
2.98% due 05/18/16[1,4]	20,000	20,461
HJ Heinz Co.
1.50% due 03/01/17	15,000	14,893
Philip Morris International, Inc.
4.38% due 11/15/41	15,000	14,591

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 12.0% (continued)
Consumer Staples - 0.4% (continued)
Bunge Ltd. Finance Corp.
4.10% due 03/15/16	$10,000	$10,436

Total Consumer Staples		251,159

Industrial - 0.1%
Hughes Satellite Systems Corp.
7.63% due 06/15/21	25,000	26,813
DIRECTV Holdings LLC
2.40% due 03/15/17[1,4]	25,000	24,778
Continental Airlines 2012-1 Class A Pass Thru Trusts
4.15% due 04/11/24	5,000	4,900

Total Industrial		56,491

Canada - 0.1%
Province of Ontario Canada
1.60% due 09/21/16	50,000	50,427

Yankee - 0.0%
Province of Manitoba Canada
1.30% due 04/03/17	30,000	29,781

Peru - 0.0%
Peruvian Government International Bond
7.13% due 03/30/19	20,000	25,500

Utility -0.0%
Phillips 66
5.88% due 05/01/42[1,4]	10,000	10,244
4.30% due 04/01/22[1,4]	10,000	10,172

Total Utility		20,416

Financial Institutions - 0.0%
PNC Funding Corp.
3.30% due 03/08/22	10,000	9,893

Total Corporate Bonds (Cost $7,557,545)		7,975,598

MORTGAGE BACKED SECURITIES†† - 11.5%
Fannie Mae[5]
5.00% due 08/01/35	1,021,095	1,085,711
#AE7966, 4.50% due 12/01/40	281,662	301,867
#889829, 5.00% due 07/01/35	182,306	200,152
#995051, 6.00% due 03/01/37	172,572	190,202
#725946, 5.50% due 11/01/34	167,734	184,043
#808951, 6.00% due 01/01/35	154,993	171,602
#AH8935, 4.50% due 04/01/41	159,937	170,661
#725704, 6.00% due 08/01/34	123,498	137,967
#AE9765, 4.00% due 11/01/40	126,876	133,112
#AI3115, 4.50% due 07/01/41	101,330	108,124
#888884, 5.50% due 12/01/35	87,006	96,294
#AE6371, 4.00% due 12/01/40	86,849	91,118
#AA0774, 4.50% due 04/01/24	77,643	83,149
#AH1059, 4.00% due 12/01/25	75,284	79,811
#745554, 6.50% due 03/01/36	67,449	76,548
#AD6374, 5.00% due 05/01/40	66,933	72,335
#AD3125, 4.50% due 05/01/40	66,590	70,930
#933890, 5.00% due 04/01/23	57,624	62,332
#AD6437, 5.00% due 06/01/40	53,237	58,449
#AD0220, 6.00% due 10/01/38	51,661	57,068
#888223, 5.50% due 01/01/36	50,596	55,515

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 11.5% (continued)
#AE0098, 5.50% due 02/01/38	$46,241	$50,730
#AE4680, 4.00% due 11/01/40	46,323	48,599
#735676, 5.00% due 07/01/35	43,027	46,594
#938883, 5.00% due 06/01/37	42,799	46,267
#545759, 6.50% due 07/01/32	41,075	46,014
#889543, 5.50% due 08/01/37	40,809	44,630
#190404, 4.50% due 05/01/40	40,424	43,058
#804395, 5.50% due 12/01/34	38,842	42,686
#AL1105, 4.50% due 12/01/40	39,752	42,330
#745336, 5.00% due 03/01/36	38,714	41,863
#AD5995, 5.00% due 06/01/40	38,277	41,366
#AJ6089, 3.50% due 12/01/41	39,298	40,398
#AH0798, 4.00% due 12/01/25	32,669	34,634
#842123, 5.50% due 10/01/35	30,889	33,811
#889983, 6.00% due 10/01/38	28,769	31,726
#190367, 5.50% due 01/01/36	28,698	31,412
#AH0943, 4.00% due 12/01/40	28,031	29,641
#AE0949, 4.00% due 02/01/41	26,783	28,099
#AH1560, 4.00% due 01/01/41	25,271	26,513
#AD7156, 4.50% due 07/01/25	24,515	26,253
#964926, 6.00% due 08/01/38	23,698	26,119
#745412, 5.50% due 12/01/35	23,605	25,901
#AE0549, 5.50% due 05/01/40	22,754	24,849
#900362, 6.00% due 09/01/36	21,549	23,804
#995564, 5.00% due 12/01/19	21,293	23,113
#745216, 2.41% due 11/01/35[2]	21,309	22,743
#AE4834, 5.00% due 10/01/40	20,299	22,111
#555417, 6.00% due 05/01/33	19,411	21,685
#790788, 6.00% due 09/01/34	18,912	21,067
#893353, 6.00% due 09/01/36	18,702	20,759
#AE7955, 4.00% due 12/01/40	19,425	20,380
#AB1479, 5.00% due 09/01/40	18,844	20,365
#791574, 6.00% due 08/01/34	17,701	19,775
#AH8980, 4.00% due 04/01/26	18,334	19,477
#AE9739, 4.00% due 12/01/40	18,349	19,402
#896329, 6.50% due 09/01/36	17,037	19,219
#AB1545, 4.50% due 10/01/40	17,944	19,114
#790629, 6.00% due 09/01/34	16,485	18,383
#AE4438, 4.00% due 10/01/40	16,871	17,840
#725238, 5.00% due 03/01/34	15,988	17,310
#725231, 5.00% due 02/01/34	15,983	17,306
#790237, 6.00% due 08/01/34	15,385	17,156
#255459, 6.00% due 11/01/34	15,139	16,839
#AE0105, 5.50% due 02/01/38	15,204	16,681
#735502, 6.00% due 04/01/35	14,673	16,321
#905196, 2.89% due 12/01/36[2]	14,411	15,440
#796104, 5.50% due 10/01/34	13,961	15,342
#AB1461, 4.00% due 09/01/40	14,166	14,980
#AB1963, 4.00% due 12/01/40	13,134	13,889
#745418, 5.50% due 04/01/36	12,658	13,855
#AD7406, 5.00% due 07/01/40	12,354	13,351
#888010, 5.99% due 09/01/36[2]	10,996	11,900
#AE7909, 4.50% due 11/01/40	11,012	11,730
#254550, 6.50% due 12/01/32	8,960	10,205
#AB2090, 4.00% due 01/01/41	9,570	10,040
#745946, 5.50% due 11/01/36	6,542	7,145

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 11.5% (continued)
#357280, 6.50% due 05/01/17	$6,436	$7,115
#650075, 6.50% due 07/01/32	6,193	7,053
#AE8283, 4.00% due 11/01/40	6,644	7,025
#790217, 6.00% due 08/01/34	6,065	6,770
#923129, 5.50% due 08/01/34	5,788	6,351
#AE4889, 4.00% due 10/01/40	5,932	6,223
#357748, 5.50% due 04/01/35	5,491	6,010
#789885, 5.50% due 07/01/19	5,434	5,939
FNR 2006-35 GK, 6.00% due 08/25/32	4,905	5,005
#995023, 5.50% due 08/01/37	4,311	4,719
#848522, 5.29% due 12/01/35[2]	3,472	3,696
#981614, 5.00% due 06/01/23	3,066	3,317
#889565, 5.50% due 08/01/37	2,013	2,209
#254234, 5.50% due 03/01/17	1,342	1,464
#555345, 5.50% due 02/01/18	1,265	1,379
#254140, 5.50% due 01/01/17	1,248	1,361
#625931, 5.50% due 01/01/17	969	1,056
FNS 319 2, 6.50% due 02/01/32[6]	4,592	878

Total Fannie Mae		4,986,780

Freddie Mac[5]
3.50% due 02/01/42	226,828	237,378
#G05958, 5.00% due 08/01/40	170,305	183,459
#G04814, 5.50% due 10/01/38	128,337	139,687
#A93996, 4.50% due 09/01/40	120,224	127,553
#G05955, 5.00% due 08/01/40	67,835	73,633
#A97059, 4.00% due 02/01/41	69,536	72,853
#G01805, 4.50% due 04/01/35	56,056	59,956
#G06023, 4.00% due 09/01/40	49,015	51,322
#G05695, 4.50% due 11/01/39	39,663	42,081
#A93101, 5.00% due 07/01/40	33,596	36,505
#G05849, 4.50% due 05/01/40	33,973	36,044
#J02272, 5.50% due 07/01/20	30,003	32,698
#J03640, 6.00% due 10/01/21	28,196	30,726
#J15840, 4.00% due 06/01/26	20,778	21,979
#1G1353, 5.93% due 12/01/36[2]	19,845	21,518
#D86309, 5.00% due 11/01/33	16,967	18,811
#A15907, 5.00% due 11/01/33	14,788	16,395
#A15852, 5.00% due 11/01/33	11,849	13,136
#A12118, 5.00% due 08/01/33	11,275	12,172
#J03203, 6.00% due 08/01/21	11,015	11,944
#G06800, 4.00% due 10/01/41	10,826	11,342
#J03672, 6.00% due 11/01/21	10,267	11,188
#G06021, 5.50% due 01/01/40	9,343	10,169
#1G1762, 4.98% due 11/01/35[2]	9,048	9,618

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 11.5% (continued)
#E99966, 5.00% due 10/01/18	$8,250	$8,905
#A93261, 4.00% due 08/01/40	6,835	7,157
#A91947, 5.00% due 04/01/40	6,374	6,866
#1B3203, 2.70% due 01/01/37[2]	6,160	6,563
#1G0661, 5.42% due 01/01/36[2]	5,169	5,525
#J03254, 6.00% due 08/01/21	5,057	5,494
#A92240, 4.50% due 05/01/40	4,265	4,525
#G08421, 4.00% due 10/01/40	3,697	3,871
#A94184, 4.00% due 10/01/40	2,838	2,971
#E01341, 5.50% due 03/01/18	2,278	2,459
#B10343, 5.00% due 11/01/18	1,924	2,076
#A94251, 4.00% due 10/01/40	1,898	1,987
#A94185, 4.00% due 10/01/40	1,656	1,733
#A94381, 4.00% due 10/01/40	1,631	1,708
#E99933, 5.00% due 10/01/18	1,562	1,686
#A94250, 4.00% due 10/01/40	951	996
#A94617, 4.00% due 10/01/40	935	979
#A94576, 4.00% due 10/01/40	901	943
#1B0527, 2.53% due 09/01/32[2]	741	761
#C68205, 7.00% due 06/01/32	459	532

Total Freddie Mac		1,349,904

Ginnie Mae
G2 4854, 4.50% due 11/20/40	143,763	156,877
G2 4748, 5.50% due 07/20/40	58,100	64,637
#605561, 5.50% due 11/15/34	18,316	20,554
G2 3517, 6.00% due 02/20/34	14,272	16,141
G2 3530, 5.50% due 03/20/34	10,725	12,002
G2 3529, 5.00% due 03/20/34	6,207	6,885
G2 3295, 5.50% due 10/20/32	4,434	4,963
G2 3490, 6.50% due 12/20/33	4,033	4,634
#781312, 7.00% due 12/15/13	1,361	1,381
G2 2102, 8.00% due 10/20/25	396	471

Total Ginnie Mae		288,545

JP Morgan Chase Commercial Mortgage Securities Corp.
5.55% due 05/12/45	110,000	122,687
2006-CB15, 5.81% due 05/12/16[2]	65,000	73,384
2004-LDP4, 4.82% due 10/15/42[2]	45,718	47,832

Total JP Morgan Chase Commercial Mortgage Securities Corp.		243,903

Commercial Mortgage Loan Trust
2008-LS1, 6.00% due 12/10/49[2]	175,000	176,566
Citigroup
2005-CD1, 5.22% due 07/15/44[2]	131,392	137,326
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
5.49% due 02/10/51	65,000	73,283
2005-3, 4.50% due 07/10/43	56,846	56,831

Total Banc of America Merrill Lynch Commercial Mortgage, Inc.		130,114

Merrill Lynch Mortgage Trust
5.84% due 06/12/50[2]	70,000	78,510

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 11.5% (continued)
Bear Stearns Commercial Mortgage Securities
5.69% due 06/11/50[2]	$45,000	$51,230
American Tower Trust
2007-1A, 5.96% due 04/15/37[1,4]	45,000	47,206
Bank of America Mortgage Securities, Inc.
2005-J, 5.24% due 11/25/35[2]	17,343	16,146
2004-A, 2.92% due 02/25/34[2]	14,385	13,032
2004-H, 2.75% due 09/25/34[2]	8,927	8,254
2004-I, 2.75% due 10/25/34[2]	4,345	4,338
2004-D, 2.88% due 05/25/34[2]	1,460	1,334

Total Bank of America Mortgage Securities, Inc.		43,104

JP Morgan Mortgage Trust
2.81% due 07/25/35[2]	37,943	35,971
Ginnie Mae II
3.50% due 02/20/42	14,970	15,625
Morgan Stanley Dean Witter Capital I
2002-TOP7, 5.98% due 01/15/39	13,734	13,734
Merrill Lynch Mortgage Investors Trust
0.99% due 09/25/35[2]	11,662	11,145
WaMu Mortgage Pass Trough Certificates
4.84% due 09/25/35[2]	8,606	8,092
GMAC Commercial Mortgage Securities, Inc.
2001-C2, 6.70% due 04/15/34	694	693

Total Mortgage Backed Securities (Cost $7,367,601)		7,618,448

U.S. GOVERNMENT SECURITIES† - 5.3%
U.S. Treasury Notes
1.75% due 08/15/12	975,000	980,790
2.62% due 04/30/16	740,000	793,419
0.88% due 02/28/17	370,000	367,312
2.63% due 07/31/14	325,000	341,555
2.12% due 08/15/21	205,000	204,856
3.13% due 09/30/13	130,000	135,479
2.25% due 05/31/14	105,000	109,200

Total U.S. Treasury Notes		2,932,611

U.S. Treasury Bonds
4.62% due 02/15/40	330,000	412,139
United States Treasury Inflation Indexed Bonds
1.88% due 07/15/13	169,327	178,216

Total U.S. Government Securities (Cost $3,521,991)		3,522,966

ASSET BACKED SECURITIES†† - 1.2%
Ginnie Mae II
3.50% due 12/20/41	94,433	98,574
3.50% due 03/20/42	32,000	33,408

Total Ginnie Mae II		131,982

GE Capital Credit Card Master Note Trust
3.69% due 07/15/15	114,000	115,085
GE Equipment Midticket LLC
1.47% due 07/14/15[1,4]	100,000	100,820
World Financial Network Credit Card Master Trust
4.66% due 05/15/17	55,000	57,629

	Face Amount	Value
ASSET BACKED SECURITIES†† - 1.2% (continued)
3.96% due 04/15/19	$30,000	$32,381

Total World Financial Network Credit Card Master Trust		90,010

Ally Auto Receivables Trust
4.06% due 05/16/16[1,4]	60,000	62,434
Dominos Pizza Master Issuer LLC
5.22% due 01/25/42[1,4]	60,000	61,449
WF-RBS Commercial Mortgage Trust
5.17% due 02/15/44[1,2,4]	50,000	52,629
Navistar Financial Corporation Owner Trust
4.17% due 10/20/14[1,4]	50,000	50,039
AmeriCredit Automobile Receivables Trust
2.73% due 03/09/15	34,000	34,490
2.67% due 01/08/18	10,000	10,175

Total AmeriCredit Automobile Receivables Trust		44,665

Marriott Vacation Club Owner Trust
5.74% due 04/20/28[1,4]	21,724	22,142
5.36% due 10/20/28[1,4]	6,289	6,353

Total Marriott Vacation Club Owner Trust		28,495

CarMax Auto Owner Trust
5.18% due 12/15/16	25,000	26,231
Ginnie Mae
4.50% due 12/20/39[6]	97,634	16,053
Countrywide Asset-Backed Certificates
1.85% due 01/25/34[2]	19,570	12,408
Chase Funding Mortgage Loan Asset-Backed Certificates
5.60% due 09/25/31	5,846	4,052

Total Asset Backed Securities (Cost $789,581)		796,352

MUNICIPAL BONDS†† - 1.2%
California -0.4%
East Bay Municipal Utility District Revenue Bonds
5.87% due 06/01/40	40,000	49,814
Bay Area Toll Authority Revenue Bonds
6.26% due 04/01/49	25,000	32,702
City of Los Angeles Department of Airports Revenue Bonds
7.05% due 05/15/40	20,000	25,350
District of Columbia Revenue Bonds
5.25% due 12/01/34	20,000	22,955
Tompkins County Industrial Development Agency Revenue Bonds
5.00% due 07/01/37	20,000	22,070
Regional Transportation District Revenue Bonds
5.00% due 11/01/38	20,000	22,034

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
MUNICIPAL BONDS†† - 1.2% (continued)
California - 0.4% (continued)
San Diego County Water Authority Revenue Bonds
6.14% due 05/01/49	$15,000	$18,989

Total California		193,914

Illinois - 0.2%
Metropolitan Water Reclamation District of Greater Chicago General Obligation Limited
5.72% due 12/01/38	40,000	49,638
Chicago Transit Authority Revenue Bonds
6.90% due 12/01/40	30,000	35,878
City of Chicago Illinois O’Hare International Airport Revenue Revenue Bonds
6.40% due 01/01/40	20,000	25,116

Total Illinois		110,632

New York - 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.51% due 08/01/37	45,000	52,846
Housing Development Corp. Revenue Bonds
6.42% due 11/01/27	25,000	25,986
Metropolitan Transportation Authority Revenue Bonds
7.34% due 11/15/39	10,000	13,988
City of New York New York General Obligation Unlimited
5.85% due 06/01/40	10,000	12,213

Total New York		105,033

Virginia - 0.1%
University of Virginia Revenue Bonds
5.00% due 09/01/40	45,000	51,962
Virginia Public Building Authority Revenue Bonds
5.90% due 08/01/30	35,000	40,622

	Face Amount	Value
MUNICIPAL BONDS†† - 1.2% (continued)
Virginia - 0.1% (continued)
Virginia Commonwealth Transportation Board Revenue Bonds
5.35% due 05/15/35	$5,000	$5,799

Total Virginia		98,383

Maryland - 0.1%
Maryland State Transportation Authority Revenue Bonds
5.75% due 07/01/41	40,000	48,781
5.89% due 07/01/43	20,000	24,962

Total Maryland		73,743

Florida - 0.1%
State of Florida Lottery Revenue Revenue Bonds
5.00% due 07/01/20	50,000	59,052

Utah - 0.1%
Utah Transit Authority Revenue Bonds
5.94% due 06/15/39	40,000	51,002

Kansas - 0.0%
Kansas Development Finance Authority Revenue Bonds
5.50% due 05/01/34	30,000	32,872

Oregon - 0.0%
State of Oregon General Obligation Unlimited
5.89% due 06/01/27	15,000	18,508

District Of Columbia - 0.0%
District of Columbia Revenue Bonds
5.59% due 12/01/34	10,000	12,088

Texas - 0.0%
Texas Transportation Commission Revenue Bonds
5.18% due 04/01/30	10,000	11,667

Total Municipal Bonds (Cost $667,565)		766,894

FOREIGN GOVERNMENT BONDS†† - 0.3%
South Africa Government International Bond
6.50% due 06/02/14	65,000	71,988
Mexico Government International Bond
6.38% due 01/16/13	45,000	46,845
Brazilian Government International Bond
11.00% due 08/17/40	35,000	46,200

Series N (Managed Asset Allocation Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
FOREIGN GOVERNMENT BONDS†† - 0.3% (continued)
Poland Government International Bond
3.88% due 07/16/15	20,000	21,014

Total Foreign Government Bonds (Cost $169,550)		186,047

	Face Amount	Value
FOREIGN GOVERNMENT BONDS†† - 0.3% (continued)
Total Investments - 98.7% (Cost $56,495,052)		$65,430,618

Other Assets & Liabilities, net - 1.3%		862,407

Total Net Assets - 100.0%		$66,293,025

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $2,017,676 (cost $1,937,113), or 3.0% of total net assets.
[5]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[6]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2012.

ADR	American Depositary Receipt
plc	Public Limited Company

Series O (All Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 96.1%
Financials - 21.1%
Wells Fargo & Co.	102,633	$3,503,891
Aon plc	63,300	3,105,499
Berkshire Hathaway, Inc. — Class B*	35,900	2,913,286
U.S. Bancorp	82,317	2,607,803
JPMorgan Chase & Co.	56,000	2,574,880
BB&T Corp.	68,200	2,140,798
Allstate Corp.	61,650	2,029,518
American Financial Group, Inc.	47,800	1,844,124
Hanover Insurance Group, Inc.	44,320	1,822,438
WR Berkley Corp.	49,000	1,769,880
State Street Corp.	33,300	1,515,150
Progressive Corp.	57,200	1,325,896
Reinsurance Group of America, Inc. — Class A	18,855	1,121,306
Alleghany Corp.*	2,513	827,028
Employers Holdings, Inc.	33,000	584,430
Ocwen Financial Corp.*	35,117	548,879
RenaissanceRe Holdings Ltd.	6,450	488,459
Endurance Specialty Holdings Ltd.	6,530	265,510
Old National Bancorp	19,545	256,821
MGIC Investment Corp.*	17,013	84,384

Total Financials		31,329,980

Industrials - 15.3%
Equifax, Inc.	83,600	3,700,136
GeoEye, Inc.*	104,943	2,525,978
Republic Services, Inc. — Class A	77,100	2,356,176
URS Corp.	55,200	2,347,104
United Technologies Corp.	25,800	2,139,852
Quanta Services, Inc.*	78,200	1,634,380
Parker Hannifin Corp.	14,000	1,183,700
Trex Company, Inc.*	34,800	1,116,384
Covanta Holding Corp.	67,000	1,087,410
Navigant Consulting, Inc.*	58,500	813,735
Aegion Corp. — Class A*	37,300	665,059
Saia, Inc.*	39,000	663,390
Orbital Sciences Corp.*	48,821	641,996
FTI Consulting, Inc.*	13,260	497,515
Atlas Air Worldwide Holdings, Inc.*	7,928	390,137
DryShips, Inc.*	102,700	357,396
ICF International, Inc.*	11,100	281,607
General Cable Corp.*	7,100	206,468
United Stationers, Inc.	4,990	154,840

Total Industrials		22,763,263

Energy - 14.2%
Chevron Corp.	35,100	3,764,125
Williams Companies, Inc.	89,900	2,769,819
McDermott International, Inc.*	187,246	2,398,621
Apache Corp.	22,410	2,250,860
ConocoPhillips	29,400	2,234,694
Halliburton Co.	46,300	1,536,697
Plains Exploration & Production Co.*	26,960	1,149,844
Chesapeake Energy Corp.	42,000	973,140
Gulfport Energy Corp.*	31,900	928,928
Exxon Mobil Corp.	8,400	728,532
SandRidge Energy, Inc.*	87,511	685,211
Goodrich Petroleum Corp.*	32,356	615,411

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Energy - 14.2% (continued)
WPX Energy, Inc.*	29,966	$539,688
Resolute Energy Corp.*	46,000	523,480
USEC, Inc.*	94,070	99,714
Ocean Rig UDW, Inc.*	746	12,607

Total Energy		21,211,371

Information Technology - 13.7%
TE Connectivity Ltd.	103,200	3,792,600
Western Union Co.	210,500	3,704,800
Computer Sciences Corp.	106,600	3,191,604
IXYS Corp.*	176,300	2,327,160
Cisco Systems, Inc.	106,700	2,256,705
Hewlett-Packard Co.	76,352	1,819,468
Maxwell Technologies, Inc.*	68,700	1,259,271
Symmetricom, Inc.*	129,300	746,061
Cree, Inc.*	22,700	718,001
Power-One, Inc.*	111,315	506,483
Tessera Technologies, Inc.*	2,719	46,903

Total Information Technology		20,369,056

Consumer Discretionary - 9.1%
Lowe’s Companies, Inc.	90,300	2,833,613
Time Warner, Inc.	71,266	2,690,292
Cabela’s, Inc.*	44,977	1,715,873
Chico’s FAS, Inc.	70,000	1,057,000
Penn National Gaming, Inc.*	23,500	1,010,030
DeVry, Inc.	28,700	972,069
Maidenform Brands, Inc.*	24,850	559,374
Scholastic Corp.	14,500	511,560
Brown Shoe Company, Inc.	52,392	483,578
Jack in the Box, Inc.*	20,000	479,400
Apollo Group, Inc. — Class A*	12,100	467,544
Hanesbrands, Inc.*	15,120	446,645
Jones Group, Inc.	31,924	400,965

Total Consumer Discretionary		13,627,943

Consumer Staples - 6.9%
CVS Caremark Corp.	64,700	2,898,560
Kraft Foods, Inc. — Class A	53,700	2,041,136
Wal-Mart Stores, Inc.	32,800	2,007,360
Ralcorp Holdings, Inc.*	12,012	889,969
Bunge Ltd.	12,330	843,865
JM Smucker Co.	8,710	708,646
Hormel Foods Corp.	18,480	545,530
Darling International, Inc.*	13,790	240,222
Post Holdings, Inc.*	4,026	132,576

Total Consumer Staples		10,307,864

Health Care - 6.7%
Covidien plc	49,500	2,706,660
Aetna, Inc.	39,900	2,001,383
Mednax, Inc.*	17,500	1,301,475
UnitedHealth Group, Inc.	21,000	1,237,740
Forest Laboratories, Inc.*	24,550	851,640
Hologic, Inc.*	24,443	526,747
Community Health Systems, Inc.*	19,030	423,228
Universal Health Services, Inc. — Class B	9,340	391,439
Medco Health Solutions, Inc.*	4,663	327,809
Kindred Healthcare, Inc.*	29,594	255,692

Total Health Care		10,023,813

Series O (All Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Materials - 5.3%
Dow Chemical Co.	72,700	$2,518,328
Louisiana-Pacific Corp.*	164,000	1,533,400
Owens-Illinois, Inc.*	47,630	1,111,684
Sonoco Products Co.	29,900	992,680
HB Fuller Co.	17,108	561,656
Bemis Company, Inc.	16,300	526,327
Globe Specialty Metals, Inc.	24,990	371,601
Zoltek Companies, Inc.*	30,900	349,788

Total Materials		7,965,464

Utilities - 3.1%
Edison International	64,800	2,754,648

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Utilities - 3.1% (continued)
Black Hills Corp.	22,000	$737,660
Great Plains Energy, Inc.	23,922	484,899
Allete, Inc.	8,000	331,920
MDU Resources Group, Inc.	13,819	309,407

Total Utilities		4,618,534

Telecommunication Services - 0.7%
Windstream Corp.	93,500	1,094,885

Total Common Stocks (Cost $126,040,705)		143,312,173

Total Investments - 96.1% (Cost $126,040,705)		$143,312,173

Other Assets & Liabilities, Net - 3.9%		5,842,507

Total Net Assets - 100.0%		$149,154,680

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 0.9%
Energy - 0.6%
Stallion Oilfield Holdings Ltd.*,†††,1,2	19,265	$751,334

Financials - 0.3%
CIT Group, Inc.*	7,613	313,960
Capitol Federal Financial, Inc.	10,000	118,600
Leucadia National Corp.	247	6,447

Total Financials		439,007

Consumer Discretionary - 0.0%
Adelphia Recovery Trust	5,270	53

Industrials - 0.0%
Delta Air Lines, Inc.*	1	10

Health Care - 0.0%
MEDIQ, Inc.*,†††,1	92	1

Total Common Stocks (Cost $685,828)		1,190,405

PREFERRED STOCKS - 0.5%
Citigroup Capital XIII 7.88% due 10/30/40†,3	25,000	680,000
U.S. Shipping Corp. *,†††,1	24,529	12,265

Total Preferred Stocks (Cost $1,250,000)		692,265

WARRANTS††† - 0.0%
Reader’s Digest Association, Inc,1	478	5

Total Warrants (Cost $–)		5

	Face Amount	Value
CORPORATE BONDS†† - 80.0%
Financials - 16.9%
Nelnet, Inc.
3.85% due 09/29/36[3]	$4,250,000	$3,391,491
Nuveen Investments, Inc.
10.50% due 11/15/15[2,4]	2,800,000	2,900,250
Ally Financial, Inc.
8.00% due 11/01/31	1,600,000	1,706,277
6.75% due 12/01/14	650,000	676,499
CIT Group, Inc.
7.00% due 05/02/17[2,4]	2,200,000	2,205,500
Forest City Enterprises, Inc.
7.63% due 06/01/15	1,750,000	1,728,125
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,000,000	1,092,359
8.13% due 01/15/20	400,000	483,498
CNL Lifestyle Properties, Inc.
7.25% due 04/15/19	1,700,000	1,530,000
Rabobank Capital Funding Trust II
5.26% due 12/31/49[2,3,4,5]	1,400,000	1,343,999
Pinnacle Foods Finance LLC
8.25% due 09/01/17	500,000	542,500
9.25% due 04/01/15	500,000	513,750
E*Trade Financial Corp.
12.50% due 11/30/17	900,000	1,047,375

	Face Amount	Value
CORPORATE BONDS†† - 80.0% (continued)
Financials - 16.9%
(continued)
Icahn Enterprises LP
8.00% due 01/15/18	$1,000,000	$1,040,000
Icahn Enterprises, LP
8.00% due 01/15/18[2,4]	1,000,000	1,040,000
Progress Capital Trust I
10.50% due 06/01/27	700,000	716,979
Aviv Healthcare Properties, LP
7.75% due 02/15/19	250,000	256,875
USI Holdings Corp.
9.75% due 05/15/15[2,4]	100,000	100,500
FCB Capital Trust I
8.05% due 03/01/28	75,000	75,135

Total Financials		22,391,112

Consumer Discretionary - 14.5%
Penske Automotive Group, Inc.
7.75% due 12/15/16	2,500,000	2,603,149
Snoqualmie Entertainment Authority
9.13% due 02/01/15[2,4]	2,500,000	2,509,374
Pinnacle Entertainment, Inc.
8.75% due 05/15/20	2,000,000	2,185,000
Hanesbrands, Inc.
6.38% due 12/15/20	1,000,000	1,027,500
8.00% due 12/15/16	750,000	825,000
Easton-Bell Sports, Inc.
9.75% due 12/01/16	1,125,000	1,244,531
Logan’s Roadhouse, Inc.
10.75% due 10/15/17	1,260,000	1,228,500
Dave & Buster’s, Inc.
11.00% due 06/01/18	1,125,000	1,203,750
MGM Resorts International
7.63% due 01/15/17	1,000,000	1,032,500
AMC Entertainment, Inc.
8.00% due 03/01/14	1,000,000	1,002,500
Travelport LLC
9.88% due 09/01/14	1,325,000	838,063
CKE Restaurants, Inc.
11.38% due 07/15/18	724,000	827,170
Sonic Automotive, Inc.
9.00% due 03/15/18	585,000	633,263
XM Satellite Radio, Inc.
13.00% due 08/01/13[2,4]	500,000	565,625
American Axle & Manufacturing Holdings, Inc.
9.25% due 01/15/17[2,4]	500,000	558,750
Sally Holdings LLC
6.88% due 11/15/19[2,4]	400,000	426,000
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	200,000	208,000
Lamar Media Corp.
5.88% due 02/01/22[2,4]	125,000	127,188
AutoNation, Inc.
5.50% due 02/01/20	100,000	101,500

Series P (High Yield Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face
	Amount	Value
CORPORATE BONDS†† - 80.0% (continued)
Consumer Discretionary - 14.5% (continued)
Baker & Taylor, Inc.
11.50% due 07/01/13[2,4]	$150,000	$84,750
Metaldyne Corp.
11.00% due 06/15/12†††,1,6	1,000,000	—

Total Consumer Discretionary		19,232,113

Industrials - 10.9%
Air Canada
12.00% due 02/01/16[2,4]	2,650,000	2,345,249
GeoEye, Inc.
8.63% due 10/01/16	2,250,000	2,340,000
International Lease Finance Corp.
8.75% due 03/15/17	2,000,000	2,225,000
UAL 2009-2B Pass Through Trust
12.00% due 01/15/16[2,4]	1,931,695	2,095,890
BE Aerospace, Inc.
8.50% due 07/01/18	1,500,000	1,657,499
ARAMARK Holdings Corp.
8.63% due 05/01/16[2,4]	1,000,000	1,025,000
Alion Science and Technology Corp.
10.25% due 02/01/15	1,500,000	840,000
Huntington Ingalls Industries, Inc.
7.13% due 03/15/21	750,000	803,438
Covanta Holding Corp.
6.38% due 10/01/22	750,000	761,990
American Railcar Industries, Inc.
7.50% due 03/01/14	208,000	210,080
Triumph Group, Inc.
8.00% due 11/15/17	100,000	109,000

Total Industrials		14,413,146

Health Care - 10.7%
Catalent Pharma Solutions, Inc.
9.50% due 04/15/15[3]	2,805,984	2,883,149
IASIS Healthcare LLC
8.38% due 05/15/19	2,250,000	2,188,125
Vanguard Health Holding Co. II LLC
7.75% due 02/01/19	2,000,000	1,990,000
HealthSouth Corp.
8.13% due 02/15/20	1,769,000	1,937,055
Tenet Healthcare Corp.
8.88% due 07/01/19	1,000,000	1,120,000
STHI Holding Corp.
8.00% due 03/15/18[2,4]	950,000	1,007,000
Apria Healthcare Group, Inc.
11.25% due 11/01/14	600,000	627,750
Fresenius Medical Care US Finance, Inc.
5.75% due 02/15/21[2,4]	500,000	517,500
HCA, Inc.
5.88% due 03/15/22	500,000	500,625
CHS
8.88% due 07/15/15	297,000	307,766
8.00% due 11/15/19[2,4]	150,000	154,875

	Face
	Amount	Value
CORPORATE BONDS†† - 80.0% (continued)
Health Care - 10.7% (continued)
Radnet Management, Inc.
10.38% due 04/01/18	$400,000	$398,000
Symbion, Inc.
11.00% due 08/23/15	211,751	200,105
DJO Finance LLC
9.75% due 10/15/17	250,000	186,250
Valeant Pharmaceuticals International
7.00% due 10/01/20[2,4]	100,000	99,500
US Oncology, Inc.
0.00% due 08/15/17	1,100,000	11,000

Total Health Care		14,128,700

Utilities - 6.2%
NRG Energy, Inc.
8.50% due 06/15/19	2,250,000	2,266,875
8.25% due 09/01/20	500,000	492,500
AES Red Oak LLC
8.54% due 11/30/19	1,639,608	1,737,985
Elwood Energy LLC
8.16% due 07/05/26	1,021,540	1,039,417
Edison Mission Energy
7.63% due 05/15/27	1,650,000	977,625
Calpine Corp.
7.88% due 01/15/23[2,4]	500,000	540,000
Targa Resources Partners, LP
7.88% due 10/15/18	500,000	535,000
Inergy, LP
7.00% due 10/01/18	300,000	292,500
MarkWest Energy Partners, LP
6.75% due 11/01/20	250,000	270,000

Total Utilities		8,151,902

Consumer Staples - 4.5%
Constellation Brands, Inc.
7.25% due 05/15/17	1,000,000	1,132,500
Rite Aid Corp.
9.50% due 06/15/17	1,000,000	1,002,500
Reynolds Group Issuer, Inc.
9.25% due 05/15/18[2,4]	750,000	748,125
9.00% due 04/15/19[2,4]	250,000	246,250
Armored Autogroup, Inc.
9.25% due 11/01/18[2,4]	1,100,000	918,500
American Achievement Corp.
10.88% due 04/15/16[2,4]	1,050,000	761,250
Bumble Bee Holdco SCA
9.63% due 03/15/18[2,4]	600,000	544,500
Bumble Bee Acquisition Corp.
9.00% due 12/15/17[2,4]	476,000	485,520
Spectrum Brands, Inc.
9.50% due 06/15/18[2,4]	50,000	56,375

Total Consumer Staples		5,895,520

Telecommunication Services - 4.3%
Sprint Capital Corp.
6.90% due 05/01/19	1,600,000	1,384,000
West Corp.
11.00% due 10/15/16	1,250,000	1,328,125

Series P (High Yield Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Face Amount	Value
CORPORATE BONDS†† - 80.0% (continued)
Telecommunication Services - 4.3% (continued)
Avaya, Inc.
10.13% due 11/01/15	$750,000	$742,500
9.75% due 11/01/15	400,000	394,000
DISH DBS Corp.
6.63% due 10/01/14	1,000,000	1,090,000
Clear Channel Communications, Inc.
11.00% due 08/01/16	500,000	370,000
Clearwire Communications LLC
12.00% due 12/01/15[2,4]	300,000	295,500
Bonten Media Acquisition Co.
9.00% due 06/01/15[2,3,4]	126,868	88,173

Total Telecommunication Services		5,692,298

Materials - 4.2%
Ineos Group Holdings Ltd.
8.50% due 02/15/16[2,4]	2,500,000	2,362,500
Berry Plastics Corp.
9.50% due 05/15/18	2,000,000	2,120,000
FMG Resources August 2006 Pty Ltd.
8.25% due 11/01/19[2,4]	500,000	525,000
Sino-Forest Corp.
10.25% due 07/28/14[2,4,6]	2,275,000	477,750
Reynolds Group Issuer, Inc.
9.88% due 08/15/19[2,4]	125,000	127,813
Methanex Corp.
8.75% due 08/15/12	5,000	5,126

Total Materials		5,618,189

Energy - 4.0%
Westmoreland Coal Co.
10.75% due 02/01/18[2,4]	1,650,000	1,563,375
Stallion Oilfield Holdings Ltd.
10.50% due 02/15/15	1,450,000	1,562,375
Tesoro Corp.
6.50% due 06/01/17	900,000	924,750
Petroquest Energy, Inc.
10.00% due 09/01/17	500,000	516,250
BreitBurn Energy Partners, LP
8.63% due 10/15/20	250,000	265,625
QEP Resources, Inc.
5.38% due 10/01/22	250,000	247,813
SM Energy Co.
6.50% due 11/15/21	150,000	159,750
SemGroup, LP
8.75% due 11/15/15†††,1	1,700,000	—

Total Energy		5,239,938

Information Technology - 3.8%
Seagate Technology HDD
Holdings
6.80% due 10/01/16	1,350,000	1,488,375

	Face Amount	Value
CORPORATE BONDS†† - 80.0% (continued)
Information Technology - 3.8% (continued)
NCO Group, Inc.
11.88% due 11/15/14	$1,000,000	$1,030,000
Seagate HDD Cayman
6.88% due 05/01/20	900,000	957,375
First Data Corp.
11.25% due 03/31/16	1,000,000	905,000
SunGard Data Systems, Inc.
10.63% due 05/15/15	600,000	631,878

Total Information Technology		5,012,628

Total Corporate Bonds (Cost $103,102,656)		105,775,546

CONVERTIBLE BONDS†† - 5.0%
Financials - 1.6%
Forest City Enterprises, Inc.
5.00% due 10/15/16	1,000,000	1,347,500
E*Trade Financial Corp.
0.00% due 08/31/19	750,000	804,375

Total Financials		2,151,875

Industrials - 1.4%
DryShips, Inc.
5.00% due 12/01/14	2,166,000	1,841,100
Consumer Discretionary - 0.9%
Sonic Automotive, Inc.
5.00% due 10/01/29	800,000	1,216,000
Energy - 0.8%
USEC, Inc.
3.00% due 10/01/14	2,050,000	1,014,750
Health Care - 0.3%
Invacare Corp.
4.13% due 02/01/27	350,000	383,250

Total Convertible Bonds (Cost $6,499,473)		6,606,975

FOREIGN GOVERNMENT BONDS†† - 0.1%
Banque Centrale de Tunisie S.A.
7.38% due 04/25/12	80,000	80,000
South Africa Government International Bond
7.38% due 04/25/12	35,000	35,088

Total Foreign Government Bonds (Cost $114,983)		115,088

REPURCHASE AGREEMENT††,7 - 11.5%
UMB Financial Corp. issued 03/30/12 at 0.03% due 04/02/12	$15,270,000	15,270,000

Total Repurchase Agreement (Cost $15,270,000)		15,270,000

Total Investments - 98.0% (Cost $126,922,940)		$129,650,284

Other Assets & Liabilities, net - 2.0%		2,597,250

Total Net Assets - 100.0%		$132,247,534

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Security was acquired through a private placement.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[4]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $25,447,144 (cost $27,133,978), or 19.2% of total net assets.
[5]	Perpetual maturity.
[6]	Security is in default of interest and/or principal obligations.
[7]	Repurchase Agreement — See Note 3.

REIT Real Estate Investment Trust

Series Q (Small Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 94.6%
Industrials - 18.4%
Great Lakes Dredge & Dock Corp.	334,920	$2,418,122
GeoEye, Inc.*	90,857	2,186,928
Covanta Holding Corp.	124,620	2,022,583
Navigant Consulting, Inc.*	128,180	1,782,983
ICF International, Inc.*	69,100	1,753,067
Saia, Inc.*	92,000	1,564,920
EnergySolutions, Inc.*	291,210	1,426,929
Aegion Corp. — Class A*	78,800	1,405,004
Celadon Group, Inc.	84,479	1,313,648
Orbital Sciences Corp.*	92,421	1,215,336
FTI Consulting, Inc.*	31,810	1,193,511
Vitran Corporation, Inc. — Class A*	140,000	1,117,200
DryShips, Inc.*	247,320	860,674
General Cable Corp.*	27,900	811,332
Energy Recovery, Inc.*	303,190	697,337
Atlas Air Worldwide Holdings, Inc.*	12,861	632,890
Marten Transport Ltd.	26,669	588,585
ESCO Technologies, Inc.	12,827	471,649

Total Industrials		23,462,698

Financials - 16.8%
Hanover Insurance Group, Inc.	98,630	4,055,665
Reinsurance Group of America, Inc. — Class A	39,155	2,328,548
Horace Mann Educators Corp.	117,000	2,061,540
1st Source Corp.	65,430	1,601,072
Ocwen Financial Corp.*	84,041	1,313,561
Endurance Specialty Holdings Ltd.	29,320	1,192,151
Redwood Trust, Inc.	103,320	1,157,184
MGIC Investment Corp.*	229,702	1,139,322
PrivateBancorp, Inc.	70,862	1,074,977
Employers Holdings, Inc.	55,490	982,728
Lexington Realty Trust	99,400	893,606
Bancorp, Inc.*	86,434	867,797
Solar Senior Capital Ltd.	48,299	778,097
AMERISAFE, Inc.*	28,364	701,725
Safeguard Scientifics, Inc.*	36,920	635,024
Bancfirst Corp.	13,037	567,892
First Marblehead Corp.*	99,913	121,894

Total Financials		21,472,783

Information Technology - 16.7%
Global Cash Access Holdings, Inc.*	462,740	3,609,372
IXYS Corp.*	184,200	2,431,440
Insight Enterprises, Inc.*	105,649	2,316,883
Maxwell Technologies, Inc.*	124,000	2,272,920
Standard Microsystems Corp.*	81,954	2,120,150
Cree, Inc.*	50,270	1,590,040
Multi-Fineline Electronix, Inc.*	53,220	1,460,889
Digi International, Inc.*	127,249	1,398,466
Perficient, Inc.*	73,460	882,255
Intermec, Inc.*	98,630	762,410
Power-One, Inc.*	166,825	759,054
Spansion, Inc. — Class A*	58,430	711,677
Symmetricom, Inc.*	108,549	626,328
Methode Electronics, Inc.	29,471	273,491
Tessera Technologies, Inc.*	5,509	95,030

Total Information Technology		21,310,405

	Shares	Value
COMMON STOCKS† - 94.6% (continued)
Consumer Discretionary - 16.4%
Cabela’s, Inc.*	113,797	$4,341,356
Chico’s FAS, Inc.	181,980	2,747,898
Maidenform Brands, Inc.*	110,920	2,496,809
International Speedway Corp. — Class A	70,600	1,959,150
DeVry, Inc.	52,380	1,774,111
Penn National Gaming, Inc.*	37,160	1,597,137
Coldwater Creek, Inc.*	1,017,558	1,180,367
Scholastic Corp.	32,954	1,162,617
Brown Shoe Company, Inc.	106,410	982,164
Hanesbrands, Inc.*	32,290	953,847
MDC Partners, Inc. — Class A	71,002	789,542
Jones Group, Inc.	53,877	676,695
Smith & Wesson Holding Corp.*	37,685	292,059

Total Consumer Discretionary		20,953,752

Energy - 8.3%
Gulfport Energy Corp.*	71,525	2,082,807
Abraxas Petroleum Corp.*	595,060	1,856,587
Goodrich Petroleum Corp.*	86,026	1,636,215
Tesco Corp.*	109,070	1,547,703
Resolute Energy Corp.*	111,310	1,266,708
Petroleum Development Corp.*	30,850	1,144,227
Sanchez Energy Corp.*	28,149	631,945
USEC, Inc.*	271,330	287,610
North American Energy Partners, Inc.*	12,280	60,172
Ocean Rig UDW, Inc.*	1,797	30,369

Total Energy		10,544,343

Materials - 7.2%
TPC Group, Inc.*	58,900	2,603,969
A. Schulman, Inc.	58,850	1,590,127
Zoltek Companies, Inc.*	138,200	1,564,424
HB Fuller Co.	40,373	1,325,446
Landec Corp.*	181,144	1,182,870
Globe Specialty Metals, Inc.	58,100	863,947

Total Materials		9,130,783

Utilities - 4.7%
Black Hills Corp.	57,670	1,933,675
UGI Corp.	68,890	1,877,253
Great Plains Energy, Inc.	82,100	1,664,167
MDU Resources Group, Inc.	25,365	567,922

Total Utilities		6,043,017

Consumer Staples - 3.4%
Orchids Paper Products Co.	80,438	1,447,081
Spartan Stores, Inc.	79,360	1,438,003
Smart Balance, Inc.*	166,476	1,100,406
Darling International, Inc.*	19,370	337,425

Total Consumer Staples		4,322,915

Health Care - 2.7%
ICU Medical, Inc.*	44,740	2,199,418
Greatbatch, Inc.*	30,401	745,433
Kindred Healthcare, Inc.*	65,010	561,686

Total Health Care		3,506,537

Total Common Stocks (Cost $98,514,834)		120,747,233

Series Q (Small Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. [1]	$116,667	$59,617

Total Convertible Preferred Stocks (Cost $111,410)		59,617

EXCHANGE TRADED FUNDS† - 2.0%
iShares Russell 2000 Value Index Fund	17,090	1,247,057
iShares S&P SmallCap 600 Value Index Fund	15,870	1,245,795

Total Exchange Traded Funds (Cost $2,379,613)		2,492,852

	Face Amount	Value
CONVERTIBLE BONDS†† - 0.3%

Industrials - 0.3%
DryShips, Inc. 5.00% due 12/01/14	$400,000	$340,000

Total Convertible Bonds (Cost $312,271)		340,000

Total Investments - 96.9% (Cost $101,318,128)		$123,639,702

Other Assets & Liabilities, net - 3.1%		3,978,078

Total Net Assets - 100.0%		$127,617,780

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Series V (Mid Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 96.6%
Financials - 20.0%
Hanover Insurance Group, Inc.	249,360	$10,253,682
WR Berkley Corp.	184,000	6,646,080
American Financial Group, Inc.	171,270	6,607,597
Reinsurance Group of America, Inc. — Class A	92,263	5,486,880
Alleghany Corp.*	14,317	4,711,725
Ocwen Financial Corp.*	200,911	3,140,239
RenaissanceRe Holdings Ltd.	37,400	2,832,302
MGIC Investment Corp.*	510,893	2,534,029
Lexington Realty Trust	254,053	2,283,936
Fifth Street Finance Corp.	229,654	2,241,423
Northern Trust Corp.	37,010	1,756,125
Employers Holdings, Inc.	98,600	1,746,206
Old National Bancorp	111,784	1,468,842
Endurance Specialty Holdings Ltd.	34,886	1,418,465
Investors Real Estate Trust	133,340	1,025,385
Redwood Trust, Inc.	61,138	684,746
First Marblehead Corp.*	241,706	294,881
Bimini Capital Management, Inc. — Class A	209,849	60,856

Total Financials		55,193,399

Industrials - 18.9%
Covanta Holding Corp.	359,910	5,841,339
GeoEye, Inc.*	210,100	5,057,107
Navigant Consulting, Inc.*	336,919	4,686,544
Quanta Services, Inc.*	216,000	4,514,400
Equifax, Inc.	88,000	3,894,880
Aegion Corp. — Class A*	190,000	3,387,700
URS Corp.	76,820	3,266,386
FTI Consulting, Inc.*	75,770	2,842,890
Orbital Sciences Corp.*	196,164	2,579,557
Trex Company, Inc.*	80,300	2,576,024
General Cable Corp.*	79,110	2,300,519
ICF International, Inc.*	88,000	2,232,560
DryShips, Inc.*	578,750	2,014,050
Saia, Inc.*	106,900	1,818,369
Babcock & Wilcox Co.*	70,442	1,813,882
Atlas Air Worldwide Holdings, Inc.*	28,109	1,383,244
United Stationers, Inc.	37,810	1,173,244
Fortune Brands Home & Security, Inc.*	24,300	536,301
Thermoenergy Corp.*	905,961	158,543

Total Industrials		52,077,539

Consumer Discretionary - 13.7%
Cabela’s, Inc.*	256,031	9,767,582
Chico’s FAS, Inc.	387,500	5,851,249
Penn National Gaming, Inc.*	81,240	3,491,695
Maidenform Brands, Inc.*	142,060	3,197,771
Scholastic Corp.	78,384	2,765,388
Brown Shoe Company, Inc.	270,121	2,493,217
DeVry, Inc.	64,150	2,172,761
Jack in the Box, Inc.*	86,000	2,061,420
Hanesbrands, Inc.*	68,000	2,008,720
Apollo Group, Inc. — Class A*	46,600	1,800,624
Jones Group, Inc.	117,784	1,479,367
Smith & Wesson Holding Corp.*	83,018	643,390

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Consumer Discretionary - 13.7% (continued)
HydroGen Corp.*,[2]	672,346	$6,656

Total Consumer Discretionary		37,739,840

Information Technology - 10.1%
Computer Sciences Corp.	263,310	7,883,501
IXYS Corp.*	444,290	5,864,628
Maxwell Technologies, Inc.*	308,863	5,661,459
Cree, Inc.*	123,310	3,900,295
Power-One, Inc.*	508,621	2,314,226
Symmetricom, Inc.*	360,140	2,078,008
Tessera Technologies, Inc.*	12,428	214,383

Total Information Technology		27,916,500

Energy - 9.6%
Plains Exploration & Production Co.*	138,700	5,915,555
Gulfport Energy Corp.*	157,387	4,583,109
SandRidge Energy, Inc.*	580,574	4,545,894
Goodrich Petroleum Corp.*	209,877	3,991,861
McDermott International, Inc.*	206,178	2,641,140
Resolute Energy Corp.*	229,339	2,609,878
Sanchez Energy Corp.*	65,513	1,470,767
USEC, Inc.*	598,070	633,954
Ocean Rig UDW, Inc.*	4,205	71,065

Total Energy		26,463,223

Materials - 8.8%
Owens-Illinois, Inc.*	256,010	5,975,273
Louisiana-Pacific Corp.*	415,010	3,880,344
Bemis Company, Inc.	112,100	3,619,708
Sonoco Products Co.	95,950	3,185,540
HB Fuller Co.	89,121	2,925,843
Globe Specialty Metals, Inc.	137,550	2,045,369
Zoltek Companies, Inc.*	127,260	1,440,583
Landec Corp.*	173,000	1,129,690

Total Materials		24,202,350

Consumer Staples - 5.3%
Ralcorp Holdings, Inc.*	64,669	4,791,327
JM Smucker Co.	47,440	3,859,718
Hormel Foods Corp.	104,520	3,085,430
Bunge Ltd.	22,570	1,544,690
Darling International, Inc.*	42,230	735,647
Post Holdings, Inc.*	22,119	728,379

Total Consumer Staples		14,745,191

Health Care - 5.2%
Hologic, Inc.*	146,044	3,147,248
Mednax, Inc.*	36,185	2,691,078
Forest Laboratories, Inc.*	76,380	2,649,622
Community Health Systems, Inc.*	103,730	2,306,956
Universal Health Services, Inc. — Class B	51,140	2,143,278
Kindred Healthcare, Inc.*	160,530	1,386,979

Total Health Care		14,325,161

Utilities - 5.0%
Great Plains Energy, Inc.	188,305	3,816,942
Black Hills Corp.	101,800	3,413,354
UGI Corp.	74,599	2,032,823
Allete, Inc.	45,600	1,891,944
MDU Resources Group, Inc.	63,731	1,426,937

Series V (Mid Cap Value Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 96.6% (continued)
Utilities - 5.0% (continued)
NorthWestern Corp.	36,950	$1,310,247

Total Utilities		13,892,247

Total Common Stocks (Cost $229,365,933)		266,555,450

CONVERTIBLE PREFERRED STOCKS†† - 0.1%
Thermoenergy Corp. [1]	308,333	157,558

Total Convertible Preferred Stocks (Cost $294,438)		157,558

	Face Amount
CONVERTIBLE BONDS†† - 1.0%
Energy - 0.6%
USEC, Inc.
3.00% due 10/01/14	$3,500,000	$1,732,500

	Face Amount	Value
CONVERTIBLE BONDS†† - 1.0% (continued)
Industrials - 0.4%
DryShips, Inc.
5.00% due 12/01/14	$1,325,000	$1,126,250

Total Convertible Bonds (Cost $4,534,081)		2,858,750

REPURCHASE AGREEMENT††,3 - 2.3%
UMB Financial Corp.
issued 03/30/12 at 0.03% due 04/02/12	$6,257,000	6,257,000

Total Repurchase Agreement (Cost $6,257,000)		6,257,000

Total Investments - 100.0% (Cost $240,451,452)		$275,828,758

Other Assets & Liabilities, net - 0.0%		(37,719)

Total Net Assets - 100.0%		$275,791,039

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Investment in an affiliated issuer — See Note 4.
[3]	Repurchase Agreement — See Note 3.

Series X (Small Cap Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 91.9%
Information Technology - 26.3%
Alliance Data Systems Corp.*	6,675	$840,783
Nuance Communications, Inc.*	28,380	725,959
IAC/InterActiveCorp.	12,825	629,579
Aspen Technology, Inc.*	25,350	520,435
Aruba Networks, Inc.*	22,400	499,071
SYNNEX Corp.*	13,050	497,727
Cadence Design Systems, Inc.*	40,470	479,165
Cavium, Inc.*	13,900	430,066
SolarWinds, Inc.*	11,070	427,856
Rovi Corp.*	11,550	375,953
Newport Corp.*	20,800	368,576
Informatica Corp.*	6,900	365,010
Nanometrics, Inc.*	19,590	362,611
Riverbed Technology, Inc.*	12,800	359,424
Lattice Semiconductor Corp.*	55,400	356,222
Ciena Corp.*	20,000	323,800
Opnet Technologies, Inc.	10,840	314,360
Rofin-Sinar Technologies, Inc.*	11,810	311,430
Sourcefire, Inc.*	6,370	306,588
LogMeIn, Inc.*	8,450	297,694
Harmonic, Inc.*	53,400	292,098
Nova Measuring Instruments Ltd.*	30,900	276,864
Netgear, Inc.*	7,200	275,040
Solera Holdings, Inc.	4,150	190,444
TIBCO Software, Inc.*	5,950	181,475
VanceInfo Technologies, Inc. ADR*	15,050	181,202

Total Information Technology		10,189,432

Consumer Discretionary - 16.6%
Jarden Corp.	17,590	707,646
Select Comfort Corp.*	18,200	589,498
Penn National Gaming, Inc.*	12,615	542,192
Ulta Salon Cosmetics & Fragrance, Inc.	5,575	517,862
BJ’s Restaurants, Inc.*	10,200	513,570
Lennar Corp. — Class A	16,680	453,362
Pinnacle Entertainment, Inc.*	36,400	418,964
Monro Muffler Brake, Inc.	9,710	402,868
Life Time Fitness, Inc.*	7,705	389,642
Hanesbrands, Inc.*	12,930	381,952
SodaStream International Ltd.*	10,925	367,954
MDC Partners, Inc. — Class A	29,700	330,264
Harman International Industries, Inc.	4,980	233,114
Cost Plus, Inc.*	12,275	219,723
Vail Resorts, Inc.	4,585	198,301
HomeAway, Inc.*	6,900	175,053

Total Consumer Discretionary		6,441,965

Health Care - 15.0%
Endo Pharmaceuticals Holdings, Inc.*	17,710	685,908
NxStage Medical, Inc.*	27,350	527,034
Dynavax Technologies Corp.*	95,800	484,748
BioMarin Pharmaceutical, Inc.*	11,820	404,835
Mednax, Inc.*	5,400	401,598
Optimer Pharmaceuticals, Inc.*	28,700	398,930
Halozyme Therapeutics, Inc.*	29,490	376,292
Hologic, Inc.*	16,610	357,946
Endologix, Inc.*	23,400	342,810

	Shares	Value
COMMON STOCKS† - 91.9% (continued)
Health Care - 15.0% (continued)
Cepheid, Inc.*	7,875	$329,411
AngioDynamics, Inc.*	23,660	289,835
Health Management Associates, Inc. — Class A*	42,530	285,802
Acorda Therapeutics, Inc.*	8,750	232,313
Auxilium Pharmaceuticals, Inc.*	12,135	225,347
Haemonetics Corp.*	2,915	203,117
Momenta Pharmaceuticals, Inc.*	8,400	128,688
CardioNet, Inc.*	30,915	95,218
Achillion Pharmaceuticals, Inc.*	7,400	70,892

Total Health Care		5,840,724

Industrials - 13.7%
Wabtec Corp.	7,600	572,812
WESCO International, Inc.*	7,550	493,091
BE Aerospace, Inc.*	10,550	490,259
AECOM Technology Corp.*	20,170	451,203
WABCO Holdings, Inc.*	7,380	446,342
IDEX Corp.	9,940	418,771
Crane Co.	8,050	390,425
Kansas City Southern*	5,315	381,032
Pall Corp.	6,235	371,793
Regal-Beloit Corp.	5,480	359,214
Navistar International Corp.*	8,750	353,938
Towers Watson & Co. — Class A	4,550	300,619
Colfax Corp.*	7,950	280,158

Total Industrials		5,309,657

Energy - 6.3%
Oil States International, Inc.*	10,510	820,411
Superior Energy Services, Inc.*	26,895	708,952
Stone Energy Corp.*	20,200	577,518
Energy XXI Bermuda Ltd.*	9,692	349,978

Total Energy		2,456,859

Financials - 4.8%
Texas Capital Bancshares, Inc.*	20,050	694,131
Amtrust Financial Services, Inc.	15,100	405,888
Iberiabank Corp.	7,355	393,272
Stifel Financial Corp.*	10,052	380,368

Total Financials		1,873,659

Materials - 4.6%
HB Fuller Co.	15,050	494,091
Ashland, Inc.	6,650	406,049
Kaiser Aluminum Corp.	6,630	313,334
Cliffs Natural Resources, Inc.	4,110	284,659
Silgan Holdings, Inc.	6,300	278,460

Total Materials		1,776,593

Utilities - 2.1%
NorthWestern Corp.	12,210	432,966
ITC Holdings Corp.	4,920	378,545

Total Utilities		811,511

Telecommunication Services - 1.3%
SBA Communications Corp. — Class A*	10,250	520,803

Consumer Staples - 1.2%
Nu Skin Enterprises, Inc. — Class A	7,900	457,489

Total Common Stocks (Cost $29,563,520)		35,678,692

Series X (Small Cap Growth Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.1%
iShares Russell 2000 Growth Index Fund	20,890	$1,992,488

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.1% (continued)
Total Exchange Traded Funds (Cost $1,821,033)		$1,992,488

Total Investments - 97.0% (Cost $31,384,553)		$37,671,180

Other Assets & Liabilities, net - 3.0%		1,169,898

Total Net Assets - 100.0%		$38,841,078

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR      American Depositary Receipt

Series Y (Large Cap Concentrated Growth)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 96.1%
Information Technology - 26.8%
Apple, Inc.*	3,940	$2,361,912
Microsoft Corp.	52,200	1,683,450
Google, Inc. — Class A*	2,560	1,641,574
Broadcom Corp. — Class A*	37,300	1,465,890
Autodesk, Inc.*	32,650	1,381,747
EMC Corp.*	44,420	1,327,270
Nuance Communications, Inc.*	47,600	1,217,608

Total Information Technology		11,079,451

Consumer Discretionary - 21.5%
Chipotle Mexican Grill, Inc. — Class A*	3,145	1,314,610
Yum! Brands, Inc.	18,350	1,306,153
TJX Companies, Inc.	32,650	1,296,532
Home Depot, Inc.	25,700	1,292,967
Walt Disney Co.	28,800	1,260,864
Comcast Corp. — Class A	40,410	1,212,704
Las Vegas Sands Corp.	21,060	1,212,424

Total Consumer Discretionary		8,896,254

Industrials - 15.1%
Caterpillar, Inc.	12,900	1,374,108
Cooper Industries plc	19,400	1,240,630
Precision Castparts Corp.	7,010	1,212,029
United Parcel Service, Inc. — Class B	14,870	1,200,306
Honeywell International, Inc.	19,520	1,191,696

Total Industrials		6,218,769

	Shares	Value
COMMON STOCKS† - 96.1% (continued)
Energy - 9.9%
Exxon Mobil Corp.	16,980	$1,472,675
Anadarko Petroleum Corp.	18,070	1,415,604
National Oilwell Varco, Inc.	15,170	1,205,560

Total Energy		4,093,839

Consumer Staples - 6.6%
CVS Caremark Corp.	32,230	1,443,904
Estee Lauder Companies, Inc. — Class A	20,700	1,282,158

Total Consumer Staples		2,726,062

Health Care - 6.0%
Covidien plc	22,900	1,252,172
Mylan, Inc.*	52,350	1,227,608

Total Health Care		2,479,780

Financials - 5.4%
Wells Fargo & Co.	38,390	1,310,634
MetLife, Inc.	24,370	910,220

Total Financials		2,220,854

Materials - 4.8%
EI du Pont de Nemours & Co.	22,950	1,214,055
CF Industries Holdings, Inc.	4,170	761,651

Total Materials		1,975,706

Total Common Stocks (Cost $35,138,176)		39,690,715

Total Investments - 96.1% (Cost $35,138,176)		$39,690,715

Other Assets & Liabilities, net - 3.9%		1,611,702

Total Net Assets - 100.0%		$41,302,418

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 78.0%
Industrials - 18.8%
Lockheed Martin Corp.[1,2]	3,993	$358,811
Trinity Industries, Inc.[1,2]	10,800	355,859
Joy Global, Inc.[1,2]	4,800	352,800
US Airways Group, Inc.*	30,587	232,155
AO Smith Corp.[1,2]	4,500	202,275
Towers Watson & Co. — Class A1,2	2,400	158,568
Ryder System, Inc.	2,584	136,435
Watts Water Technologies, Inc. — Class A1,2	3,000	122,250
Huron Consulting Group, Inc.*	2,528	94,952
Valmont Industries, Inc.	795	93,341
Werner Enterprises, Inc.	3,736	92,877
General Electric Co.[1,2]	4,500	90,315
WESCO International, Inc.*	1,369	89,409
TrueBlue, Inc.*	4,245	75,901
HUB Group, Inc. — Class A*	1,933	69,646
Northrop Grumman Corp.[1,2]	1,100	67,188
Kirby Corp.*	994	65,395
Spirit Airlines, Inc.*	3,186	63,943
Carlisle Companies, Inc.	1,266	63,199
Jacobs Engineering Group, Inc.*	1,392	61,763
Con-way, Inc.[1,2]	1,800	58,698
Quanta Services, Inc.*	2,442	51,038
Blount International, Inc.*	2,653	44,252
Swift Transportation Co. — Class A*	3,725	42,987
Lennox International, Inc.	962	38,769
MasTec, Inc.*	1,955	35,366
Wabash National Corp.*	3,350	34,673
General Cable Corp.*	1,189	34,576
United Continental Holdings, Inc.*	1,415	30,423
Ritchie Bros Auctioneers, Inc.	1,259	29,914
Delta Air Lines, Inc.*	2,773	27,480
Knoll, Inc.	1,585	26,375
Steelcase, Inc. — Class A	2,052	19,699
Kennametal, Inc.	369	16,432
Ameresco, Inc. — Class A*	1,193	16,165
Huntington Ingalls Industries, Inc.*,1,2	183	7,364
MYR Group, Inc.*	255	4,554

Total Industrials		3,365,847

Consumer Staples - 14.2%
Philip Morris International, Inc.[1,2]	10,500	930,404
Altria Group, Inc.[1,2]	17,800	549,486
Herbalife Ltd.[1,2]	5,200	357,864
Wal-Mart Stores, Inc.[1,2]	2,300	140,760
Tyson Foods, Inc. — Class A	6,958	133,246
Smithfield Foods, Inc.*	4,374	96,359
BRF - Brasil Foods S.A. ADR	4,489	89,825
Safeway, Inc.[1,2]	4,200	84,882
Kroger Co.	2,842	68,862
Corn Products International, Inc.	795	45,832
Brown-Forman Corp. — Class B	211	17,595
Coca-Cola Enterprises, Inc.	596	17,046
Industrias Bachoco SAB de CV ADR	190	4,001

Total Consumer Staples		2,536,162

	Shares	Value
COMMON STOCKS† - 77.7% (continued)
Consumer Discretionary - 13.1%
TJX Companies, Inc.[1,2]	7,600	$301,796
Ross Stores, Inc.[1,2]	4,600	267,260
Limited Brands, Inc.[1,2]	5,400	259,200
Family Dollar Stores, Inc.[1,2]	3,900	246,792
Walt Disney Co.[1,2]	4,322	189,217
Fuel Systems Solutions, Inc.*	6,367	166,560
The Gap, Inc.[1,2]	6,300	164,682
Jack in the Box, Inc.*,1,2	4,200	100,674
BJ’s Restaurants, Inc.*	1,868	94,054
Children’s Place Retail Stores, Inc.*	1,783	92,128
Dunkin’ Brands Group, Inc.	2,830	85,211
PVH Corp.[1,2]	900	80,397
Urban Outfitters, Inc.*	2,528	73,590
Williams-Sonoma, Inc.	1,670	62,592
BorgWarner, Inc.*	596	50,267
RadioShack Corp.[1,2]	5,500	34,210
Leggett & Platt, Inc.	1,415	32,559
Sony Corporation ADR	1,435	29,805
Perfumania Holdings, Inc.*	1,176	10,890
Skyline Corp.	821	6,281
Winnebago Industries, Inc.*	369	3,616

Total Consumer Discretionary		2,351,781

Health Care - 12.4%
Johnson & Johnson[1,2]	5,300	349,587
Viropharma, Inc.*,1,2	10,500	315,735
Biogen Idec, Inc.*	1,415	178,247
WellCare Health Plans, Inc.*,1,2	2,400	172,512
Life Technologies Corp.*,1,2	3,000	146,460
Amgen, Inc.[1,2]	1,900	129,181
Forest Laboratories, Inc.*,1,2	3,600	124,884
AstraZeneca plc[1]	2,800	124,469
GlaxoSmithKline plc[1]	5,500	122,863
Baxter International, Inc.[1,2]	1,900	113,582
Lincare Holdings, Inc.[1,2]	4,100	106,108
Perrigo Co.	994	102,690
Owens & Minor, Inc.[1,2]	2,800	85,148
Charles River Laboratories International, Inc.*,1,2	2,100	75,789
Kindred Healthcare, Inc.*,1,2	4,100	35,424
Health Net, Inc.*	398	15,809
HMS Holdings Corp.*	361	11,267
Akorn, Inc.*	784	9,173

Total Health Care		2,218,928

Information Technology - 8.1%
CA, Inc.[1,2]	14,900	410,643
Symantec Corp.*,1,2	6,300	117,810
Arrow Electronics, Inc.*,1,2	2,800	117,516
Avnet, Inc.*,1,2	3,200	116,448
QLIK Technologies, Inc.*	3,533	113,057
Cavium, Inc.*	2,830	87,560
CommVault Systems, Inc.*	1,302	64,631
Harmonic, Inc.*,1,2	11,700	63,999
Amkor Technology, Inc.*,1,2	9,800	60,221
Constant Contact, Inc.*	1,757	52,341
Tech Data Corp.*	962	52,198
Semtech Corp.*	1,392	39,616
Bottomline Technologies, Inc.*	1,392	38,892

Series Z (Alpha Opportunity Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS† - 77.7% (continued)
Information Technology - 8.1% (continued)
Cymer, Inc.*	580	$29,000
Cypress Semiconductor Corp.*	1,392	21,757
F5 Networks, Inc.*	141	19,029
Mitek Systems, Inc.*	1,392	16,147
Renren, Inc. ADR*	2,358	13,016
Aruba Networks, Inc.*	456	10,160
ServiceSource International, Inc.*	396	6,130
Entropic Communications, Inc.*	398	2,320
Open Text Corp.*	17	1,040

Total Information Technology		1,453,531

Financials - 3.3%
Amtrust Financial Services, Inc.[1,2]	6,300	169,344
Endurance Specialty Holdings Ltd.[1,2]	3,200	130,112
Weyerhaeuser Co.	2,951	64,686
Genworth Financial, Inc. — Class A*,1,2	7,737	64,372
Reinsurance Group of America, Inc. — Class A	748	44,484
AMERISAFE, Inc.*	1,304	32,261
Leucadia National Corp.	1,189	31,033
Axis Capital Holdings Ltd.	707	23,451
Stifel Financial Corp.*	570	21,569
Cowen Group, Inc. — Class A*	2,490	6,748
Irish Bank Resolution Corp. Ltd.†††,3	16,638	—

Total Financials		588,060

Energy - 3.1%
Anadarko Petroleum Corp.[1,2]	2,930	229,536
Dresser-Rand Group, Inc.*	2,711	125,763
ConocoPhillips[1,2]	1,500	114,016
Key Energy Services, Inc.*	2,123	32,800
Helmerich & Payne, Inc.	592	31,938
Hercules Offshore, Inc.*	2,122	10,037
Clean Energy Fuels Corp.*	398	8,469
Oasis Petroleum, Inc.*	199	6,135

Total Energy		558,694

Telecommunication Services - 2.0%
AT&T, Inc.[1,2]	11,300	352,899
Materials - 1.9%
Kraton Performance Polymers, Inc.*	3,537	93,979
Cemex SAB de CV ADR*	6,758	52,441
LyondellBasell Industries N.V. — Class A	1,193	52,074
Sealed Air Corp.	2,122	40,976
Stillwater Mining Co.*	2,434	30,766
Sociedad Quimica y Minera de Chile S.A. ADR	360	21,121
Dow Chemical Co.	596	20,645
CRH plc ADR	964	19,772
TPC Group, Inc.*	199	8,798

Total Materials		340,572

Utilities - 1.1%
Exelon Corp.[1]	5,022	196,913
Total Common Stocks (Cost $12,536,116)		13,963,387

	Shares	Value
EXCHANGE TRADED FUNDS† - 2.2%
Materials Select Sector SPDR Fund	4,885	$180,599
iShares FTSE China 25 Index Fund	2,156	78,974
PowerShares DB US Dollar Index
Bullish Fund*	3,380	74,056
Teucrium Corn Fund*	1,415	55,553

Total Exchange Traded Funds (Cost $402,817)		389,182

SHORT TERM INVESTMENTS†† - 0.2%
State Street General Account U.S. Government Fund	32,826	32,826

Total Short Term Investments (Cost $32,826)		32,826

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 9.5%
Fannie Mae[4] 0.06% due 06/18/12	1,700,000	1,699,818

Total Federal Agency Discount Notes (Cost $1,699,778)		1,699,818

REPURCHASE AGREEMENT††,5 - 21.3%
State Street issued 03/30/12 at 0.00% due 11/02/49	$3,814,659	3,814,659

Total Repurchase Agreement (Cost $3,814,659)		3,814,659

Total Long Investments - 111.2% (Cost $18,486,196)		$19,899,872

	Shares
COMMON STOCKS SOLD SHORT† - (45.5)%
Telecommunication Services - (1.2)%
Clearwire Corp. — Class A*,†††,3,6	2,660	(30,138)
Global Crossing Ltd.†††,3,6	2,520	(40,244)
Leap Wireless International, Inc.*,†††,3,6	1,600	(69,440)
SBA Communications Corp. — Class A*,†††,3,6	2,600	(74,854)

Total Telecommunication Services		(214,676)

Consumer Staples - (1.2)%
Bridgford Foods Corp.*	396	(3,457)
Arrow Energy Holdings Pty Ltd.†††,3,6	9,500	(24,514)
Mizuho Trust & Banking Company Ltd.†††,3,6	18,800	(26,216)
JM Smucker Co.	829	(67,447)
Hansen Natural Corp.†††,3,6	3,270	(96,825)

Total Consumer Staples		(218,459)

Energy - (1.5)%
Chesapeake Energy Corp.	412	(9,546)
Comstock Resources, Inc.*	1,029	(16,289)
Aquila Resources Ltd.*,†††,3,6	2,860	(22,783)
Modec, Inc.†††,3,6	1,000	(25,772)
Sevan Marine ASA*,†††,3,6	6,300	(33,049)
Trican Well Service Ltd.†††,3,6	2,200	(37,447)
BPZ Resources, Inc.*,†††,3,6	6,000	(112,800)

Total Energy		(257,686)

Series Z (Alpha Opportunity Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (45.1)% (continued)
Utilities - (1.5)%
Korea Electric Power Corp. ADR*,†††,3,6	19,460	$(263,294)
Materials - (2.6)%
Alcoa, Inc.	206	(2,064)
China National Building Material Company Ltd. — Class H†††,3,6	17,300	(23,432)
Anhui Conch Cement Company Ltd. — Class H†††,3,6	5,500	(24,761)
Shougang Fushan Resources Group Ltd.†††,3,6	70,000	(25,165)
Silver Wheaton Corp.	823	(27,324)
Rio Tinto plc ADR	617	(34,299)
Ivanhoe Mines Ltd.*,†††,3,6	4,780	(39,865)
Western Areas NL†††,3,6	6,600	(47,325)
Zoltek Companies, Inc.*,†††,3,6	2,900	(52,867)
Silver Wheaton Corp.†††,3,6	6,500	(68,245)
Agnico-Eagle Mines Ltd.†††,3,6,7	1,900	(125,613)

Total Materials		(470,960)

Information Technology - (5.7)%
Research In Motion Ltd.*	206	(3,030)
Varian Semiconductor Equipment Associates, Inc.†††,3,6	1,270	(33,299)
VeriSign, Inc.†††,3,6	1,300	(33,319)
Access Company Ltd.*,†††,3,6	18	(34,682)
Electronic Arts, Inc.*,†††,3,6	900	(36,720)
Intermec, Inc.*,†††,3,6	2,570	(50,937)
Baidu, Inc. ADR*,†††,3,6	200	(53,726)
Riverbed Technology, Inc.*,†††,3,6	4,100	(54,530)
Rambus, Inc.*,†††,3,6	3,680	(56,451)
Red Hat, Inc.*,†††,3,6	3,300	(58,905)
VMware, Inc. — Class A*,†††,3,6	2,500	(71,450)
Google, Inc. — Class A*	118	(75,666)
Equinix, Inc.*,†††,3,6	1,000	(79,940)
Imperial Energy Corporation plc†††,3,6	4,200	(83,657)
SAVVIS, Inc.†††,3,6	5,900	(86,967)
Western Union Co.	5,380	(94,688)
Cree, Inc.*,†††,3,6	4,200	(115,331)

Total Information Technology		(1,023,298)

Industrials - (6.2)%
China Communications Construction Company Ltd. — Class H†††,3,6	16,000	(16,571)
China Merchants Holdings International Company Ltd.†††,3,6	4,900	(17,461)
China National Materials Company Ltd.†††,3,6	37,600	(19,168)
Japan Steel Works Ltd.†††,3,6	1,600	(22,196)
Ausenco Ltd.†††,3,6	2,300	(24,817)
Toyo Tanso Company Ltd.†††,3,6	600	(32,408)
Sino Gold Mining Ltd.†††,3,6	9,100	(37,425)
Ryanair Holdings plc*,†††,3,6	10,200	(38,219)
Meyer Burger Technology AG†††,3,6	200	(49,879)
USG Corp.*,†††,3,6	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H†††,3,6	232,000	(200,659)

	Shares	Value
COMMON STOCKS SOLD SHORT† - (45.1)% (continued)
Industrials - (6.1)% (continued)
Brisa Auto-Estradas de Portugal S.A.†††,3,6	47,200	$(490,927)

Total Industrials		(1,109,988)

Financials - (6.8)%
C C Land Holdings Ltd.†††,3,6	53,000	(14,782)
Franshion Properties China Ltd.†††,3,6	84,600	(23,552)
Aozora Bank Ltd.†††,3,6	17,300	(27,861)
Monex Group, Inc.†††,3,6	83	(29,140)
Mizuho Financial Group, Inc.†††,3,6	12,000	(49,593)
Aeon Mall Company Ltd.†††,3,6	1,900	(58,221)
PrivateBancorp, Inc.†††,3,6	2,400	(103,200)
Erste Group Bank AG†††,3,6	5,500	(337,971)
Wells Fargo & Co.†††,3,6	12,937	(565,623)

Total Financials		(1,209,943)

Health Care - (8.8)%
Sepracor, Inc.†††,3,6	1,350	(23,625)
Exelixis, Inc.*,†††,3,6	4,700	(30,127)
bwin Interactive Entertainment AG†††,3,6	1,700	(48,431)
Queensland Gas Company Ltd.†††,3,6	13,600	(52,898)
Riversdale Mining Ltd.†††,3,6	7,100	(54,029)
Intuitive Surgical, Inc.*,†††,3,6	200	(56,100)
Zeltia S.A.*,†††,3,6	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,†††,3,6	3,240	(64,282)
Sequenom, Inc.*,†††,3,6	3,140	(64,715)
Luminex Corp.*,†††,3,6	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,†††,3,6	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,†††,3,6	2,700	(74,709)
Align Technology, Inc.*,†††,3,6	6,300	(76,860)
Acorda Therapeutics, Inc.*,†††,3,6	2,900	(77,575)
Intercell AG*,†††,3,6	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,†††,3,6	3,070	(78,838)
XenoPort, Inc.*,†††,3,6	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,†††,3,6	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,†††,3,6	1,900	(82,954)
Basilea Pharmaceutica*,†††,3,6	500	(83,364)
Cepheid, Inc.*,†††,3,6	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,†††,3,6	3,000	(88,230)
athenahealth, Inc.*,†††,3,6	2,700	(96,795)

Total Health Care		(1,580,720)

Consumer Discretionary - (10.0)%
Best Buy Company, Inc.	617	(14,611)
Tokyo Broadcasting System Holdings, Inc.†††,3,6	1,300	(21,836)
Genting Singapore plc*,†††,3,6	132,800	(43,724)
Bwin.Party Digital Entertainment plc†††,3,6	16,200	(60,974)
Sky Deutschland AG*,†††,3,6	4,200	(68,951)
Focus Media Holding Ltd. ADR†††,3,6	2,500	(75,000)

Series Z (Alpha Opportunity Series)

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (45.1)% (continued)
Consumer Discretionary - (10.0)% (continued)
Marui Group Company Ltd.†††,3,6	31,000	$(233,861)
Pool Corp.†††,3,6	12,350	(305,663)
Electrolux AB†††,3,6	32,100	(422,058)
Volkswagen AG†††,3,6	1,300	(539,374)

Total Consumer Discretionary		(1,786,052)

Total Common Stock Sold Short (Proceeds $7,964,453)		(8,135,076)

EXCHANGE TRADED FUNDS SOLD SHORT† - (3.4)%
iShares Barclays 20+ Year Treasury Bond Fund	206	(23,113)
iShares iBoxx Investment Grade Corporate Bond Fund	412	(47,668)
CurrencyShares Canadian Dollar Trust	617	(61,509)
United States Brent Oil Fund, LP*	735	(63,431)

	Shares	Value
EXCHANGE TRADED FUNDS SOLD SHORT† - (3.4)% (continued)
iShares Barclays TIPS Bond Fund	617	$(72,590)
SPDR S&P 500 ETF Trust	2,440	(343,357)

Total Exchange Traded Funds Sold Short (Proceeds $612,574)		(611,668)

Total Securities Sold Short- (48.9)% (Proceeds $8,577,027)		$(8,746,744)

Other Assets & Liabilities, net - 37.7%		6,741,396

Total Net Assets - 100.0%		$17,894,524

	Contracts	Unrealized Gain
FUTURES CONTRACTS PURCHASED†
June 2012 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $3,925,600)	56	$31,629

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2012.
[2]

All or a portion of the security is deemed illiquid due to the Fund’s exposure to Lehman Brothers International Europe (“LBIE”) prime brokerage services. The total market value of illiquid securities is $9,018,706 (cost $7,254,060), or 50.4% of total net assets. The security was deemed liquid at the time of purchase.

[3]	Illiquid security.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreement — See Note 3.
[6]

All or a portion of this security was fair valued by the Valuation Committee at March 31, 2012. The total market value of fair valued securities amounts to $(7,786,655) (proceeds $7,620,061), or (43.51%) of total net assets.

[7]	Security was acquired through a private placement.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

Non-U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS®. In addition, the Board of Directors has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

B. Foreign Currency Transactions – The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

C. Futures – The Series Z (Alpha Opportunity Series) utilized futures contracts to obtain broad index exposure. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

D. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

E. Security Transactions and Investment Income – Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable noncash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

F. Expenses – Expenses that are related to a specific Fund are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Trust.

G. Distributions to Shareholders – The Funds are required by the Internal Revenue Code to distribute substantially all of its income and capital gains to its shareholders. Each year the determines whether to declare and pay actual dividends or whether to secure consent of its shareholders to report and deduct a consent dividend. A consent dividend is treated for tax purposes as a distribution to shareholders occurring on the last day of the Fund’s taxable year and a shareholder contribution to capital occurring on the same day. It is the Trust’s current practice to utilize the consent dividend procedures. The character of any distributions made from net investment income and net realized gains may differ from their ultimate characterization for income tax purposes.

H. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. For the year ended March 31, 2012, there were no earning credits received.

I. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

2. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Series A (Large Cap Core Series)	$219,405,896	$—	$—	$—	$219,405,896
Series B (Large Cap Value Series)	257,108,282	—	10,774,000	—	267,882,282
Series C (Money Market Series)	—	—	85,234,994	—	85,234,994
Series D (MSCI EAFE Equal Weight Series)	201,142,671	—	2,339	—	201,145,010
Series E (U.S. Intermediate Bond Series)	32,005,179	—	89,130,636	184,537	121,320,352
Series J (Mid Cap Growth Series)	146,574,032	—	6,383,000	—	152,957,032
Series N (Managed Asset Allocation Series)	46,901,581	—	18,529,037	—	65,430,618
Series O (All Cap Value Series)	143,312,173	—	—	—	143,312,173
Series P (High Yield Series)	1,119,070	—	127,767,609	763,605	129,650,284
Series Q (Small Cap Value Series)	123,240,085	—	399,617	—	123,639,702
Series V (Mid Cap Value Series)	266,555,450	—	9,273,308	—	275,828,758
Series X (Small Cap Growth Series)	37,671,180	—	—	—	37,671,180
Series Y (Large Cap Concentrated Growth)	39,690,715	—	—	—	39,690,715
Series Z (Alpha Opportunity Series)	14,352,569	31,629	5,547,303	—	19,931,501
Liabilities
Series Z (Alpha Opportunity Series)	$960,089	$—	$—	$7,786,655	$8,746,744

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. During the period ended March 31,2012, there were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2012:

LEVEL 3 —	Fair value measurement using significant unobservable inputs

Securities
Series Z ( Alpha Opportunity Series)
Assets:
Beginning Balance	$—
Total realized gains or losses included in earnings	—
Total change in unrealized gains or losses included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers in and/or out of Level 3	—
Ending Balance	$—

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At March 31, 2012, the collateral for the repurchase agreements in the joint account was as follows:

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
SBL B (Large Cap Value Series)	UMB Financial Corp. 0.03% Due 04/02/12	$10,774,000	$10,774,027	Fannie Mae 3.00% 01/01/27	$10,572,888	$10,989,638
SBL C (Money Market Series)	UMB Financial Corp. 0.03% Due 04/02/12	31,315,000	31,315,078	Ginnie Mae 1.61% 07/16/39	32,280,456	31,828,446
				Freddie Mac 2.50% 03/15/27	109,775	113,070
SBL J (Mid Cap Growth Series)	UMB Financial Corp. 0.03% Due 04/02/12	6,383,000	6,383,016	Fannie Mae 2.50% 01/01/27	4,174,517	4,255,015
				Ginnie Mae 1.83% 03/16/39	2,261,889	2,255,839
SBL P (High Yield Series)	UMB Financial Corp. 0 .03% Due 04/02/12	15,270,000	15,270,038	Ginnie Mae 2.00% 02/20/38	15,539,788	15,575,400
SBL V (Mid Cap Value Series)	UMB Financial Corp. 0 .03% Due 04/02/12	6,257,000	6,257,016	Fannie Mae 2.50% 01/01/27	6,261,775	6,382,523
SBL Z (Alpha Opportunity Series)	State Street 0.01% Due 04/02/12	3,814,659	3,814,662	Federal Home Loan Bank 0.17% 02/13/13	3,895,000	3,895,744

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions in Series V (Mid Cap Value Series) during the period ended March 31, 2012 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 12/31/2011	Additions	Reductions	Value 3/31/2012	Shares 3/31/2012	Investment Income
Series V (Mid Cap Value Series)	Common Stock:
	HydroGen Corp.	$6,791	$—	$—	$6,656	672,346	$—

Item 2. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SBL FUND

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	November 22, 2011

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date:	November 22, 2011